As filed with the Securities and Exchange Commission on February 2, 2016

1933 Act Registration File No. 033-68666

1940 Act File No. 811-08004

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 ☒

Pre-Effective Amendment No.    ☐

Post-Effective Amendment No. 171 ☒

and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 173 ☒

ASTON FUNDS

(Exact Name of Registrant as Specified in Charter)

120 North LaSalle Street

Chicago, Illinois 60602

(Address of Principal Executive Offices, including Zip Code)

Registrant’s Telephone Number, including Area Code: (312) 268-1400

(Name and Address of Agent for Service)	Copy to:
Jeffrey T. Cerutti, Chief Executive Officer and President Aston Funds 120 North LaSalle Street Chicago, Illinois 60602	Deborah B. Eades Vedder Price P.C. 222 North LaSalle Street Chicago, Illinois 60601

It is proposed that this filing will become effective:

☐	immediately upon filing pursuant to paragraph (b)
☐	on (date) pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)
☒	on February 29, 2016 pursuant to paragraph (a)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Aston Funds

ASTON Small Cap Fund

(formerly, ASTON/TAMRO Small Cap Fund)

Prospectus

                 , 201

A diversified, actively managed fund family with a process-driven approach to investing.

Ticker Symbols

	Class N	Class I

ASTON Small Cap Fund	ATASX	ATSIX

Not FDIC Insured. No Bank Guarantee. May Lose Value.

The Securities and Exchange Commission has not approved or disapproved these or any mutual fund’s shares or determined if this prospectus is accurate or complete. Any representation to the contrary is a crime.

ASTON Small Cap Fund

(formerly, ASTON/TAMRO Small Cap Fund)

INVESTMENT OBJECTIVE

The Fund seeks to provide long-term capital appreciation.

FEES AND EXPENSES

The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund.

ANNUAL FUND OPERATING EXPENSES

(expenses that you pay each year as a percentage of the value of your investment)

	Class N Shares	Class I Shares
Management Fees	0.90%	0.90%
Distribution and Service (12b-1) Fees	0.25%	None
Other Expenses(a)	0.16%	0.16%
Total Annual Fund Operating Expenses(a)	1.31%	1.06%
(a)	The investment adviser is contractually obligated to waive management fees and/or reimburse ordinary operating expenses, not including interest, taxes, brokerage commissions, other investment-related costs, extraordinary expenses, such as litigation and other expenses not incurred in the ordinary course of the Fund’s business, acquired fund fees and expenses and sub-transfer agency, sub-accounting and shareholder service fees through February 28, 2017, to the extent that operating expenses exceed 1.35% of the Fund’s average daily net assets with respect to Class N shares and 1.10% of the Fund’s average daily net assets with respect to Class I shares. Prior to February 28, 2017, the arrangement may be amended or terminated for a class only by a vote of the Board of Trustees of Aston Funds.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example shows the operating expenses you would incur as a shareholder if you invested $10,000 in the Fund over the time periods shown and you redeem all your shares at the end of those periods. The example assumes that the average annual return was 5%, operating expenses remained the same and expenses were capped for one year in each period.

Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class N Shares	$133	$415	$718	$1,579
Class I Shares	108	337	585	1,294

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 64.94%.

Effective February 1, 2016, GW&K Investment Management, LLC (“GW&K”) was appointed as the new subadviser to the Fund. In connection with the transition to the new subadviser, a significant portion of the Fund’s portfolio securities has been sold. These sales may result in a higher dividend and/or capital gain distribution to the Fund’s shareholders and may cause the Fund to incur significant transaction costs and have a higher turnover.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Fund invests at least 80% of its assets in a blended portfolio of growth and value stocks of small-cap companies. The subadviser seeks opportunities across the growth/value spectrum, resulting in what is generally considered a “core” portfolio. The Fund generally defines a small-cap company as one having a market capitalization, at the time of acquisition, within the range of market capitalizations of companies constituting the Russell 2000 Index. The composition, and thus the market capitalization range, of the Russell 2000 Index changes periodically. As of December 31, 2015, the market capitalization range of the Russell 2000 Index was approximately $150 million to $6.4 billion.

The subadviser’s investment process focuses on bottom-up stock selection with the goal of identifying companies that possess a sustainable competitive advantage combined with an attractive valuation. A sustainable competitive advantage may be derived from a unique product or service offering, a capable and experienced management team, and financial flexibility in allocating capital.

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Through the use of both qualitative and quantitative evaluation, the subadviser seeks securities that it believes meet the specific criteria of one of three investment categories:

■   Leaders (historically leading market share and above average profitability)

■   Laggards (failed to create value in recent years, but have the potential for significant gains in profitability as new or reinvigorated management seeks to restructure operations)

■   Innovators (commitment to the introduction of new or innovative products or services)

The Fund may invest in real estate investment trusts (“REITs”), foreign securities (directly and through depositary receipts), convertible preferred stocks, convertible bonds, securities outside the small-cap range and cash-equivalent securities.

To manage risk, the subadviser limits position sizes, diversifies across market sectors and adheres to a structured sell discipline.

PRINCIPAL RISKS

You could lose money by investing in the Fund. There can be no assurance that the Fund’s investment objective will be achieved. The following is a summary of the principal risks of investing in the Fund.

Convertible Securities Risk. Convertible preferred stocks, which are convertible into shares of the issuer’s common stock and pay regular dividends, and convertible bonds, which are convertible into shares of the issuer’s common stock and bear interest, are subject to the risks of equity securities and fixed income securities. The lower the conversion premium, the more likely the price of the convertible security will follow the price of the underlying common stock. Conversely, higher premium convertible securities are more likely to exhibit the behavior of bonds because the likelihood of conversion is lower, which may cause their prices to fall as interest rates rise.

The value of a convertible security is also affected by the credit quality of the issuer and any call provisions. There is the risk that the issuer of convertible preferred stock will not be able to make dividend payments or that the issuer of a convertible bond will not be able to make principal and/or interest payments.

Foreign Securities Risk. Investing in the securities of foreign issuers involves special risks and considerations in addition to those typically associated with investing in U.S. companies. These risks are heightened for issuers located in emerging markets. The securities of foreign companies may be less liquid and their prices may fluctuate more widely than those traded in U.S. markets. Foreign companies and markets may also have less governmental supervision. There may be difficulty in enforcing contractual obligations against, and little public information about, the companies. Trades typically take more time to settle and clear, and the costs of buying and selling foreign securities are generally higher than the costs associated with buying and selling securities traded in U.S. markets.

The values of the foreign securities held by the Fund may be affected by changes in currency exchange rates or control regulations. If a local currency gains against the U.S. dollar, the value of a holding denominated in that currency increases in U.S. dollar terms. If a local currency declines against the U.S. dollar, the value of the holding decreases in U.S. dollar terms. Changes in economic, tax or foreign investment policies, or other political, governmental or economic actions, can adversely affect the value of the foreign securities held by the Fund. In foreign countries, accounting, auditing and financial reporting standards and other regulatory practices and requirements are generally different from those required for U.S. companies. Investments in securities of foreign issuers may also be subject to foreign withholding and other taxes.

Liquidity Risk. When there is no willing buyer and a security cannot be readily sold at the desired time or price, the Fund may need to accept a lower price or may not be able to sell the security at all. An inability to sell securities, at the Fund’s desired price or at all, can adversely affect the Fund’s value or prevent the Fund from being able to take advantage of other investment opportunities. Less liquid securities are more difficult to dispose of at their recorded values and are subject to wider bid-ask spreads and volatility.

Manager Risk. The performance of the Fund is dependent upon the investment adviser’s skill in selecting managers and the subadviser’s skill in making appropriate investments. As a result, the Fund may underperform its benchmark or its peers.

Market Risk. The Fund’s share price can move down in response to stock market conditions, changes in the economy or changes in a particular company’s stock price. An individual stock may decline in value even when the value of stocks in general is rising.

REIT Risk. Securities of REITs may be affected by changes in the values and rental rates of their underlying properties. REITs depend generally on their ability to generate cash flow to make distributions to shareholders or unitholders, which may be subject to defaults by borrowers and self-liquidations. Some REITs may have limited diversification and may be subject to risks inherent in investments in a limited number of properties, in a narrow geographic area, or in a single property type. Real estate prices and rental rates are also affected by general economic conditions. When growth is slowing, demand for property decreases and prices and rents may decline. High or rising interest rates, which result in high or rising mortgage and financing

Prospectus | 5

costs, may restrain buying and selling activity, reducing the appeal of real estate investments. Distributions from REITs generally are taxed as ordinary income for federal income tax purposes.

Small-Cap and Mid-Cap Company Risk. Investing in securities of small-cap and mid-cap companies may involve greater risks than investing in securities of larger, more established companies. Small-cap and mid-cap companies generally have limited product lines, markets, and financial resources. Their securities may trade less frequently and in more limited volumes than the securities of larger, more established companies. Also, small-cap and mid-cap companies are typically subject to greater changes in earnings and business prospects than larger companies. As a result, their stock prices may experience greater volatility and may decline more than those of large-cap companies in market downturns.

Style Risk. The subadviser’s stock selection strategy includes both value and growth factors. During periods when value investing significantly outperforms growth investing, or during periods when growth investing significantly outperforms value investing, the Fund may underperform funds that exclusively employ the favored investing style.

FUND PERFORMANCE

The bar chart shows how the performance of the Class N shares of the Fund has varied from year to year over the periods shown. Class N shares and Class I shares are invested in the same portfolio of securities, so the annual returns would differ only to the extent that the classes have different expenses. The annual returns of the Class I shares would be higher than the returns of the Class N shares due to 12b-1 fees paid by Class N shares. This information may help illustrate the risks of investing in the Fund. The Fund makes updated performance information available on the Fund’s website, www.astonfunds.com, or by calling toll-free 800-992-8151. As with all mutual funds, past performance (before and after taxes) does not guarantee future performance.

Class N Shares

Calendar Year Total Return

Best quarter:	03/06	19.41%
Worst quarter:	12/08	(25.91)%

The following table indicates how the Fund’s average annual returns for different calendar periods compared to the returns of a broad-based securities market index.

Average Annual Total Returns

(For the periods ended December 31, 2015)

	ASTON Small Cap Fund
	1 Year	5 Years	10 Years	Since Inception
Class N Shares (Inception 11/30/00):

Return Before Taxes	(10.99)%	4.94%	6.59%	9.16%

Return After Taxes on Distributions	(25.21)%	(0.30)%	3.70%	6.85%

Return After Taxes on Distributions and Sale of Fund Shares	5.73%	4.16%	5.53%	7.75%

Class I Shares (Inception 1/04/05):

Return Before Taxes	(10.78)%	5.20%	6.87%	6.78%
Russell 2000 Index (Reflects no deduction for taxes, expenses or fees. Index return for Class I shares, since inception is 6.95%.)	(4.41)%	9.19%	6.80%	7.82%

GW&K became the subadviser to the Fund as of February 1, 2016. Performance prior to that date reflects the performance of a previous subadviser.

Prospectus | 6

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some instances, the “Return After Taxes on Distributions and Sales of Fund Shares” may be greater than “Return Before Taxes” because the investor is assumed to be able to use the capital loss of the sale of Fund shares to offset other taxable gains. After-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for Class N shares. After-tax returns for Class I shares will vary.

MANAGEMENT

Aston Asset Management, LLC serves as the investment adviser to the Fund. Effective February 1, 2016, GW&K Investment Management, LLC serves as the subadviser to the Fund.

Daniel L. Miller, CFA, Partner and Director of Equities of GW&K, and Joseph C. Craigen, CFA, Vice President of GW&K, serve as Portfolio Managers of the Fund. Mr. Miller and Mr. Craigen have served as Portfolio Managers of the Fund since February 2016.

PURCHASE AND SALE OF FUND SHARES

Shares of the Fund may be purchased, exchanged, or redeemed on any business day by written request (Aston Funds, P.O. Box 9765, Providence, Rhode Island 02940), wire transfer, online access (www.astonfunds.com), or by telephone (800-992-8151). Investors who wish to purchase, exchange or redeem Fund shares through a broker-dealer should contact the broker-dealer directly.

Class and Account Type	Minimum Initial Investment	Subsequent Investments
Class N—Regular Accounts	$ 2,500	$50
Individual Retirement Accounts (IRAs)	$ 500	$50
Education Savings Accounts (ESAs)	$ 500	$50
Custodial Accounts for Minors (UGMA/UTMA)	$ 500	$50
Class I—Institutional Accounts	$ 1,000,000	$50

TAX INFORMATION

The Fund’s distributions are generally taxable as ordinary income or capital gains for federal income tax purposes, unless you are investing through a tax-deferred account such as a 401(k) or individual retirement account. Distributions on investments made through tax-deferred vehicles, such as 401(k) plans or IRAs, may be taxed later upon withdrawal of assets from those plans or accounts.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

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Additional Information Regarding Investment Strategies and Risks

The Fund’s non-fundamental investment policies may be changed by the Board of Trustees without shareholder approval. The Fund has adopted a non-fundamental policy of investing at least 80% of its assets in the type of investments suggested by its name in accordance with Rule 35d-1 under the Investment Company Act of 1940, as amended (the “1940 Act”). Pursuant to such rule, shareholders will receive at least 60 days’ notice of a change in such policy. For purposes of such policy, the term “assets” means “net assets plus the amount of borrowings for investment purposes.”

The Fund generally intends to purchase securities for long-term investment. However, the Fund may at times purchase securities in anticipation of relatively short-term gains. The Fund may trim its position in a security or eliminate a security from its portfolio for various reasons, including in connection with the Fund’s liquidity requirements, as a result of the security having reached a target price ratio or yield objective determined by the Fund’s subadviser, the subadviser’s loss of confidence in the company’s management, the subadviser’s belief that another security offers a better opportunity, or by reason of an unforeseen economic or other development. The Fund may also sell a security and simultaneously purchase the same or a comparable security to take advantage of short-term differentials in securities prices.

In addition to the principal investment strategies described in the Fund’s Summary, there may be times when the Fund uses secondary investment strategies in seeking to achieve its investment objective.

Information regarding such secondary strategies, as well as additional information regarding the Fund’s principal strategies (designated with an asterisk) and the risks related to the Fund’s principal and secondary investment strategies, is shown below.

Below Investment Grade (High Yield) Securities

Bonds and other fixed income securities are rated by national ratings agencies. These ratings generally assess the ability of the issuer to pay principal and interest. Securities rated Ba1/BB+ or lower by national ratings agencies are referred to as below investment grade (high yield) securities. Issuers of securities that are rated below investment grade, or if unrated judged by the investment adviser or a subadviser to be of equivalent quality, are typically in relatively poor financial health, and their ability to pay interest and principal is uncertain. Negative economic developments, or expectations of negative economic developments, may have a more significant impact on the prices of securities rated below investment grade than on the prices of higher rated or investment grade bonds and other fixed income securities. These securities are considered speculative and are commonly known as “junk bonds.” Securities of distressed companies present a heightened risk of default, or may be in default at the time of the purchase, as well as heightened liquidity risk. The Fund may incur costs in protecting its investment in the event of bankruptcy or other restructuring event.

Convertible Securities*

Convertible securities are equity or fixed income securities that pay dividends or interest, respectively, and that may be exchanged on certain terms into common stock of the issuer. Convertible preferred stocks, which are convertible into shares of the issuer’s common stock and pay regular dividends, and convertible bonds, which are convertible into shares of the issuer’s common stock and bear interest, are subject to the risks of equity securities and fixed income securities. The lower the conversion premium, the more likely the price of the convertible security will follow the price of the underlying common stock. Conversely, higher premium convertible securities are more likely to exhibit the behavior of bonds because the likelihood of conversion is lower, which may cause their prices to fall as interest rates rise.

Because of the conversion feature, the market value of convertible securities tends to move together with the market value of the underlying common stock. The value of convertible securities is also affected by prevailing interest rates, the credit quality of the issuer and any call provisions. There is the risk that the issuer of convertible preferred stock will not be able to make dividend payments or that the issuer of a convertible bond will not be able to make principal and/or interest payments, as well as the risk that the holder of the security may not take advantage of the convertible features in the appropriate time frame.

Defensive Strategy

There may be times when the Fund takes temporary positions that may not follow its principal investment strategies for defensive reasons or when the Fund may hold relatively high positions of short-term investment as a residual of the investment process. This includes investing all or a portion of its assets in cash or cash equivalents, such as money market securities and repurchase agreements, when the subadviser determines that market or other conditions warrant. Although the Fund would do this in seeking to avoid losses, following a defensive strategy could reduce the benefit from any market upswing and impair the ability of the Fund to achieve its investment objective.

Depositary Receipts of Foreign Securities*

Depositary receipts represent ownership interests in securities of foreign companies that are held in banks and trust companies; the banks and trust companies are the direct issuers of the depositary receipts. Depositary receipts can include American Depositary Receipts (“ADRs”), which are U.S. dollar-denominated, European Depositary Receipts (“EDRs”), which may not be denominated in the same currency as the security they represent, and Global Depositary Receipts (“GDRs”), which are issued

Prospectus | 8

globally and evidence a similar ownership arrangement. While many ADRs are listed on U.S. exchanges and many EDRs are listed on European exchanges, certain depositary receipts may trade over-the-counter.

Although ADRs, EDRs and GDRs do not eliminate the risks inherent in investing in the securities of foreign issuers, which include market, political, currency and regulatory risk, by investing in ADRs, EDRs or GDRs rather than directly in securities of foreign issuers, the Fund may avoid currency risks during the settlement period for purchases or sales. In general, there is a large, liquid market in the United States for many ADRs. The information available for ADRs is subject to the accounting, auditing and financial reporting standards of the domestic market or exchange on which they are traded, in which standards are more uniform and more exacting than those to which many foreign issuers may be subject. The Fund may invest in ADRs sponsored or unsponsored by the issuer of the underlying security. In the case of an unsponsored ADR, the Fund may bear higher expenses and encounter greater difficulty in receiving shareholder communications than it would have with a sponsored ADR.

Equity Securities *

Equity securities represent a share of an issuer’s earnings and assets, after the issuer pays its liabilities. The Fund cannot predict the income it will receive from equity securities because issuers generally have discretion as to the payment of any dividends or distributions. However, equity securities offer greater potential for appreciation than many other types of securities because their values may increase with the value of the issuer’s business. Types of equity securities include common stocks, preferred stocks, convertible preferred stocks, warrants and rights, and other securities that represent underlying local shares, such as depositary receipts.

Fixed-Income Securities

Fixed-income securities represent a loan to the issuer, to be repaid at, or under certain circumstances prior to, the specified maturity date, and obligate the issuer to pay interest at a specified rate during the term of the security. The rate may be a fixed percentage of the principal or adjusted periodically. Fixed-income securities provide more regular income than equity securities. However, the returns on fixed-income securities are limited and normally do not increase with the issuer’s earnings. This limits the potential appreciation of fixed-income securities as compared to equity securities.

An investment in fixed-income securities is subject to the following risks:

■   Call Risk. Call risk is the possibility that an issuer may redeem a fixed-income security before maturity (a call) at a price below its current market price. The increased likelihood of a call may reduce the security’s price. If a fixed-income security is called, the Fund may have to reinvest the proceeds in other fixed-income securities with lower interest rates, higher credit risks, or other less favorable characteristics.

■   Credit Risk. Credit risk (also called default risk) is the risk that the issuer of a security will not be able to make principal and interest payments on a debt issue on a timely basis or at all, which could result in losses to the Fund. The credit ratings of issuers could change and negatively affect the Fund’s share price or yield. When the Fund uses derivative instruments to seek credit exposure to underlying issuers, it is subject to the credit risk of both the underlying issuer(s) and the counterparty (typically a broker or bank) to the instrument.

■   Interest Rate Risk. Fluctuations in prevailing interest rates directly affect the market prices of bonds. When market interest rates rise, bond prices fall. The longer the time to maturity of a bond, the more sensitive a bond’s price will be to changes in interest rates. In other words, a long-term bond (e.g., 30-year maturity) will have greater price sensitivity than a short-term bond (e.g., 2-year maturity). Short-term and long-term bond prices and interest rates do not typically move the same amount or for the same reasons. Interest rate changes will impact high yield bonds in different ways depending on credit ratings. BB rated bonds are more vulnerable to prevailing rates and act more like their investment grade counterparts. For bonds rated B and below, credit risk is more significant than interest rate risk. The values of securities with variable interest rates are generally less sensitive to interest rate changes than those of fixed rate securities. However, variable rate securities may decrease in value if prevailing rates decrease or if variable rates do not rise as much as rates in general. The reduction or withdrawal of accommodative monetary policy and/or governmental intervention in securities markets may result in higher short-term or long-term interest rates in the future, which would have a negative impact on the prices of fixed-income securities and, in turn, the Fund’s net asset value.

■   Prepayment Risk. Certain fixed-income securities, including in particular asset-backed and mortgage-backed securities, carry prepayment risk. Prices and yields of fixed-income securities typically assume that the underlying obligations will be paid off according to a preset schedule. If the underlying obligations are paid off early, such as with respect to a mortgage-backed security when homeowners refinance as interest rates decline, the Fund may be forced to reinvest the proceeds in lower yielding, higher priced securities. This may reduce the Fund’s total return.

A security’s yield measures the annual income earned on a security as a percentage of its price. A security’s yield will increase or decrease depending upon whether it costs less (a discount) or more (a premium) than the principal amount. If the issuer redeems or calls the security before its scheduled maturity, the price and yield on a discount or premium security may change based upon the probability of an early redemption. Securities with higher risks generally have higher yields. The Fund may

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invest in fixed-income securities to offset the volatility of the stock market. Fixed-income securities are intended to provide a stable flow of income for the Fund.

Foreign Securities*

Foreign securities are securities issued by corporations, governments and other issuers located outside the United States. Investing in the securities of foreign issuers involves special risks and considerations in addition to those typically associated with investing in securities with comparable terms of issuers located in the United States.

The securities of foreign companies may be less liquid and their prices may fluctuate more widely than those traded in U.S. markets. Foreign companies and markets may also have less governmental supervision. There may be difficulty in enforcing contractual obligations against, and little public information about, the companies. Trades typically take more time to settle and clear, and the costs of buying and selling foreign securities are generally higher than the costs associated with buying and selling securities traded in U.S. markets.

The values of the foreign securities held by the Fund may be affected by changes in currency exchange rates or control regulations. If a local currency gains against the U.S. dollar, the value of a holding denominated in that currency increases in U.S. dollar terms. If a local currency declines against the U.S. dollar, the value of the holding decreases in U.S. dollar terms. Changes in economic, tax or foreign investment policies, or other political, governmental or economic actions can adversely affect the value of the foreign securities held by the Fund. In foreign countries, accounting, auditing and financial reporting standards and other regulatory practices and requirements are generally different from those required for U.S. companies. Investments in securities of foreign issuers may also be subject to foreign withholding and other taxes.

Investment Style

The subadviser’s stock selection strategy includes both value and growth factors. During periods when value investing significantly outperforms growth investing, or during periods when growth investing significantly outperforms value investing, the Fund may underperform funds that exclusively employ the favored investing style.

Liquidity

The liquidity of an investment refers to the extent to which it may be readily bought or sold at stable prices. The Fund may invest up to 15% of its net assets in securities that are illiquid. This percentage restriction applies on an ongoing basis and not simply at the time a security is purchased. Securities are generally considered illiquid if they cannot be disposed of within seven days in the ordinary course of business at approximately the price at which the Fund values the security.

When there is no willing buyer and a security cannot be readily sold at the desired time or price, the Fund may need to accept a lower price or may not be able to sell the security at all. An inability to sell securities, at the Fund’s desired price or at all, can adversely affect the Fund’s value or prevent the Fund from being able to take advantage of other investment opportunities. Less liquid securities are more difficult to dispose of at their recorded values and are subject to wider bid-ask spreads and volatility.

Manager Risk

The performance of each Fund is dependent upon the investment adviser’s skill in selecting managers and the subadviser’s skill in making appropriate investments. As a result, each Fund may underperform its benchmark or its peers.

Market Risk

Each Fund’s share price can move down in response to stock market conditions, changes in the economy or changes in a particular company’s stock price. An individual security may decline in value even when the market prices of comparable securities are generally rising.

Preferred Stocks

Preferred stocks are stocks that typically pay dividends at a specified rate. Dividends are paid on preferred stocks before they are paid on common stocks. In addition, preferred stockholders have priority over common stockholders as to the proceeds from the liquidation of a company’s assets, but are subordinate to the other claims of all creditors.

Real Estate Investment Trusts (“REITs”)*

REITs are generally publicly traded pooled investment vehicles that invest all or a portion of their assets in real estate or in mortgages and loans collateralized by real estate. Equity REITs invest primarily in office buildings, apartment complexes, industrial facilities, shopping centers and other types of real estate that produce income from rentals. Mortgage REITs invest primarily in mortgages and derive their income from interest payments. REITs usually specialize in a particular type of property and may concentrate their investments in particular geographical areas. REITs issue stocks and most REIT stocks trade on the major stock exchanges or over-the-counter.

Securities of REITs may be affected by changes in the values and rental rates of their underlying properties. REITs depend generally on their ability to generate cash flow to make distributions to shareholders or unitholders, which may be subject to defaults by borrowers and self-liquidations. Some REITs may have limited diversification and may be subject to risks inherent in investments in a limited number of properties, in a narrow geographic area, or in a single property type. Real estate prices and rental rates are also affected by general economic conditions. When growth is slowing, demand for property decreases and

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prices and rents may decline. High or rising interest rates, which result in high or rising mortgage and financing costs, may restrain buying and selling activity, reducing the appeal of real estate investments. Distributions from REITs generally are taxed as ordinary income for federal income tax purposes.

Rule 144A Securities

Rule 144A securities are restricted securities that can be purchased only by qualified institutional buyers, as defined under the 1933 Act. Investing in Rule 144A securities may decrease the liquidity of the Fund’s investments in the event that an adequate trading market does not exist for these securities.

Small-Cap and Mid-Cap Companies

Investing in securities of small-cap and mid-cap companies may involve greater risks than investing in securities of larger, more established companies. Small-cap and mid-cap companies generally have limited product lines, markets, and financial resources. Their securities may trade less frequently and in more limited volumes than the securities of larger, more established companies. Also, small-cap and mid-cap companies are typically subject to greater changes in earnings and business prospects than larger companies. As a result, their stock prices may experience greater volatility and may decline more than those of large-cap companies in market downturns.

U.S. Government Securities, Including U.S. Government Agency Securities

U.S. government securities are fixed-income obligations of the U.S. government and its various agencies. U.S. government securities issued by the U.S. Treasury (bills, notes and bonds) are backed by the full faith and credit of the federal government. Some U.S. government securities not issued by the U.S. Treasury also carry the government’s full faith and credit backing on principal or interest payments. Certain U.S. government agency securities are backed by the right of the issuer to borrow from the U.S. Treasury, while others are supported only by the credit of the issuer or instrumentality. U.S. government agency securities are neither issued nor guaranteed by the U.S. Treasury. While the U.S. government has historically provided financial support to U.S. government-sponsored agencies or instrumentalities during times of financial stress, such as the various actions taken to stabilize the Federal National Mortgage Association and Federal Home Loan Mortgage Corporation during the credit crisis of 2008, no assurance can be given that it will do so in the future. All U.S. government securities are considered creditworthy. However, this guarantee does not extend to the market prices for such securities, which can fluctuate.

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Portfolio Holdings

A description of the policies and procedures with respect to the disclosure of the Fund’s portfolio holdings is available in the Statement of Additional Information (“SAI”) and on our website at www.astonfunds.com.

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Investment Terms

The following is a list of terms with definitions that you may find helpful as you read this prospectus.

American Depositary Receipts (ADRs). ADRs represent ownership of securities in foreign stock and are issued by U.S. banks and trust companies. ADRs are denominated in U.S. dollars and are traded on U.S. exchanges.

Diversification. Diversification is the practice of investing in a broad range of securities in an effort to reduce risk.

Equity Securities. Equity securities are ownership interests in corporations and other entities, such as common stocks, preferred stocks (including convertible preferred stocks), warrants and rights and other securities that represent underlying local shares, such as depositary receipts.

European Depositary Receipts (EDRs). EDRs represent ownership of securities in foreign stock, are issued by a foreign bank and are traded on European exchanges. EDRs are generally denominated in foreign currencies and may not be denominated in the same currency as the securities they represent. Generally, EDRs are designed for use in the foreign securities markets.

Expense Ratio. A fund’s expense ratio is its cost of doing business, expressed as a percentage of its net assets and disclosed in a prospectus.

Global Depositary Receipts (GDRs). GDRs represent ownership of securities in foreign stock and are issued by a foreign bank. GDRs are generally denominated in foreign currencies and may not be denominated in the same currency as the securities they represent. Generally, GDRs are designed for use in the foreign securities markets.

Growth Style Investing. Growth style investing involves buying stocks of companies that are expected to have above-average growth rates. Typically, growth stocks are the stocks of the fastest growing companies in the most rapidly growing sectors of the economy. Valuations of growth stocks, as measured by traditional valuation metrics, may be higher than those of value stocks.

Intrinsic Value. A company’s intrinsic value is an estimation of its actual value, irrespective of its stock price.

Investment Objective. A fund’s investment objective is the goal that an investor and a mutual fund seek together. Examples include current income, total return, long-term capital growth, etc.

Issuer. An issuer is a company, municipality or government agency that issues a security, such as a stock, bond or money market security.

Large-Cap Stocks. Large-cap stocks are stocks issued by large companies. A large-cap company may be defined as one having a market capitalization, at the time of acquisition, within the range of market capitalizations of companies constituting the Russell 1000 Index. Typically, large-cap companies are established, well-known companies; some may be multinationals.

Management Fee. The management fee is the amount that a mutual fund pays to the investment adviser for its services.

Market Capitalization. Market capitalization is the value of a corporation or other entity as determined by the market price of its securities.

Mid-Cap Stocks. Mid-cap stocks are stocks issued by mid-sized companies. A mid-cap company may be defined as one having a market capitalization, at the time of acquisition, within the range of market capitalizations of companies constituting the Russell Midcap Index.

Mutual Fund. A mutual fund is an investment company that stands ready to buy back its shares at their current net asset value. Most mutual funds continuously offer new shares to investors.

Net Asset Value (NAV). The NAV is the per share value of a mutual fund, found by subtracting the fund’s liabilities from its assets and dividing by the number of shares outstanding. Mutual funds calculate their NAVs at least once a day.

Real Estate Investment Trusts (REITs). REITs are pooled investment vehicles that typically invest directly in real estate, in mortgages and loans collateralized by real estate, or in a combination of the two.

Small-Cap Stocks. Small-cap stocks are stocks issued by smaller companies. A small-cap company may be defined as one having a market capitalization, at the time of acquisition, within the range of market capitalizations of companies constituting the Russell 2000 Index.

Total Return. Total return is a measure of a fund’s performance that encompasses all elements of return: dividends, capital gains distributions and changes in net asset value. Total return is the change in value of an investment over a given period, assuming investment of dividends and capital gains distributions, expressed as a percentage of the initial investment.

12b-1 Fee. A 12b-1 fee is a mutual fund fee, named for the SEC rule that permits it, used to pay for distribution costs (such as advertising and commissions paid to dealers) and shareholder services. If a fund has a 12b-1 fee, it is found in the fee table of its prospectus. (See “Distribution and Services Plan 12b-1 Fees” in the “Shareholder Information” Section.)

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Value Style Investing. Value style investing involves buying stocks that are out of favor and/or believed to be trading for less than their intrinsic value. Valuations of value stocks, as measured by traditional valuation metrics, may be lower than those of growth stocks.

Volatility. A historical measure of the variation in the price of a security. High volatility means that prices have changed dramatically, while low volatility means that prices have not fluctuated dramatically in the past. Volatility is often used as a proxy for the risk of a security.

Yield. Yield is a measure of net income (dividends and interest) earned by the securities in a fund’s portfolio, less a fund’s expenses, during a specified period. A fund’s yield is expressed as a percentage of the maximum offering price per share on a specified day.

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Management of the Fund

The Fund is a series of Aston Funds, a Delaware statutory trust (the “Trust”). Aston Funds is a mutual fund family comprised of different funds, each having distinct investment objectives, strategies, risks and policies and together with this AMG Family of Funds, comprises a mutual fund complex of seventy-four funds, each having distinct investment management objectives, strategies, risks, and policies (the “AMG Fund Complex”). The Fund has two classes of shares: Class N and Class I.

INVESTMENT ADVISER

Aston Asset Management, LLC

Aston Asset Management, LLC (“Aston” or the “Adviser”), located at 120 North LaSalle Street, 25th Floor, Chicago, Illinois 60602, is the investment adviser to the Fund. Aston is an indirect, wholly-owned subsidiary of Affiliated Managers Group, Inc. (“AMG”), located at 777 South Flagler Drive, West Palm Beach, Florida 33401. Aston serves as investment adviser to the Aston Funds and provides investment advisory, mutual fund administration and distribution-related services to Aston Funds. Aston manages the Fund by selecting one or more investment managers to manage the Fund’s portfolio on a subadvisory basis. Aston is responsible for identifying and selecting the Fund’s investment managers, monitoring the performance of such managers, and terminating managers.

AMG is also the parent of AMG Funds LLC (“AMG Funds”), an investment adviser registered with the SEC that is a wholly-owned subsidiary of AMG through which AMG holds its interest in Aston. AMG Funds is the investment adviser to the AMG Funds Family of Funds, a mutual fund family comprised of different funds, each having distinct investment management objectives, strategies, risks and policies, which is part of the AMG Fund Complex. More information on AMG is available in the SAI. Aston was formed in April 2006 and as of December 31, 2015, Aston had approximately $9.2 billion in assets under management.

The Fund operates under a “manager-of-managers” structure pursuant to which the investment adviser to the Fund may allocate and reallocate the assets of the Fund between and among subadvisers in reliance upon any applicable manager-of-managers exemptive order (and any amendments thereto) granted by the SEC and deemed to be in the best interests of the Fund and its shareholders or any future rule that may be adopted by the SEC. At present, two such exemptive orders are available to the Fund: an exemptive order issued by the SEC to Aston and Aston Funds that enables Aston, subject to the approval of the Board of Trustees, but without the need for shareholder approval, to retain and terminate subadvisers, engage new subadvisers (including entering into new subadvisory agreements) and make material revisions to the terms of subadvisory agreements; and an exemptive order issued by the SEC to AMG Funds which allows AMG Funds and any entity that controls AMG Funds, that AMG Funds controls or that is under common control with AMG Funds to enter into and materially amend contracts with subadvisers for the funds managed by such entity without shareholder approval.

Additional Information

The Trustees of the Trust oversee generally the operations of the Fund and the Trust. The Trust enters into contractual arrangements with various parties, including, among others, the Fund’s investment adviser, administrator, custodian, transfer agent, accountants and distributor, who provide services to the Fund. Shareholders are not parties to, or intended (or “third-party”) beneficiaries of, any of those contractual arrangements, and those contractual arrangements are not intended to create in any individual shareholder or group of shareholders any right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the Trust.

This Prospectus provides information concerning the Trust and the Fund that you should consider in determining whether to purchase shares of the Fund. None of this Prospectus, the SAI or any document filed as an exhibit to the Trust’s registration statement, is intended to, nor does it, give rise to an agreement or contract between the Trust or the Fund and any investor, or give rise to any contract or other rights in any individual shareholder, group of shareholders or other person other than any rights conferred explicitly by federal or state securities laws that may not be waived.

SUBADVISER

GW&K Investment Management, LLC, 222 Berkeley Street, Boston, Massachusetts 02116, has advised individual and institutional clients since 1974. AMG holds an indirect, majority equity interest in GW&K. As of December 31, 2015, GW&K managed approximately $26.6 billion in assets.

PORTFOLIO MANAGERS

Mr. Daniel L. Miller, CFA, Partner and Director of Equities of GW&K, serves as Portfolio Manager of the Fund. Mr. Miller is jointly and primarily responsible for the day-to-day management of the Funds. Mr. Miller joined GW&K in December 2008 as Partner and Director of Equities, responsible for overseeing all aspects of GW&K’s equity group, including portfolio management, research and trading. Mr. Miller spent 21 years at Putnam Investments, where he was Chief Investment Officer for the Specialty Growth Group from 1996 to 2004. After retiring from Putnam Investments in 2004, Mr. Miller worked as an investment consultant and financial consultant for various companies from 2004 to 2008, until he joined GW&K. Mr. Miller graduated from the

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University of California, Berkeley and received his MBA from Stanford University Graduate School of Business. He earned the CFA designation and is a member of the Boston Security Analysts Society and the CFA Institute.

Mr. Joseph C. Craigen, CFA, Vice President, Portfolio Manager and Research Analyst of GW&K, serves as Portfolio Manager of the Fund. Mr. Craigen is jointly and primarily responsible for the day-to-day management of the Fund. Mr. Craigen joined GW&K in 2008. He is a member of the GW&K Equity team analyzing small cap companies and is also a member of the firm’s Investment Committee. He started his investment career as an Equity Research Associate at Tucker Anthony from 1999 to 2001, and later held positions as an Equity Analyst at Needham & Company from 2001 to 2005 and at Citizens Funds from 2005 to 2008. Mr. Craigen received an AB in Economics from Harvard College. He has earned the CFA designation and is a member of the CFA Institute.

Additional information about each portfolio manager’s compensation, other accounts managed by the portfolio managers and each portfolio manager’s ownership of securities of the Fund is available in the SAI.

OTHER INFORMATION

At a meeting held on January 11, 2016, the Board of Trustees of the Trust approved the appointment of GW&K as subadviser to the Fund and the reorganization of the Fund with and into AMG GW&K Small Cap Growth Fund (the “Reorganization”), subject in each case to the approval of shareholders of the Fund. If approved by the shareholders of the Fund, the Reorganization will occur as soon as practicable after shareholder approval is obtained, estimated to be on or about June 1, 2016. Effective as of February 1, 2016, the Board of Trustees of the Trust appointed GW&K as subadviser to the Fund on an interim basis until the shareholder vote is completed, and the Fund changed its name to ASTON Small Cap Fund.

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Shareholder Information

OPENING AN ACCOUNT

■	Read this prospectus carefully.
■	Determine how much you want to invest. The minimum initial and subsequent investment requirements for the applicable class of the Fund are as follows:

Class and Account Type	Minimum Initial Investment	Subsequent Investments
Class N—Regular Accounts	$ 2,500	$50
Individual Retirement Accounts (IRAs)	$ 500	$50
Education Savings Accounts (ESAs)	$ 500	$50
Uniform Gift to Minor Accounts/Uniform Transfer to Minor Accounts (UGMA/UTMA)	$ 500	$50
Class I—Institutional Accounts	$ 1,000,000	$50

■	Minimum investment requirements may be waived:
■	For trustees of Aston Funds, employees of Aston, Aston’s employees’ spouses, the subadviser’s employees, the subadviser’s employees’ spouses, and affiliates of Aston.
■	By means of a “letter of intent” from an investor or financial adviser/consultant expressing intent to purchase shares over a specified period of time to meet the minimum investment requirement (Class I only).
■	For certain omnibus accounts, mutual fund advisory platforms and registered investment advisors, banks, trust companies or similar financial institutions investing for their own accounts or for the accounts of their clients or customers for whom such institution is exercising investment discretion, or otherwise acting on behalf of clients or customers.
■	For individual accounts of a financial intermediary that charges an ongoing fee to its customers for its services or offers Fund shares through a no-load network or platform, and for accounts invested through fee-based advisory accounts, certain “wrap” programs and similar programs with approved financial intermediaries.
■	By Aston Funds at its discretion.

■	Balances within the Fund may be aggregated to meet the Class I minimum initial investment requirements for the accounts of:
■	Clients of a financial adviser/consultant or clients of a financial intermediary that acts in an advisory capacity.
■	Immediate family members (i.e., an individual’s spouse, parents, children, siblings and in-laws).
■	A corporation or other legal entity.

■	Complete the account application and carefully follow the instructions. If you have any questions, please call 800-992-8151. Remember to complete the “Purchase, Exchange and Redemption Authorization” section of the account application to establish your account privileges, and to avoid any delay and inconvenience of needing to request these in writing at a later date.
■	Purchase, exchange and redemption requests (each, an “Investment Request”) must be in “good order.” Investment Requests received in “good order” and processed before the New York Stock Exchange (the “NYSE”) market close, typically 4:00 p.m. Eastern Time (“ET”), receive that business day’s closing NAV. Investment Requests received after that time receive the following business day’s NAV.
■	An Investment Request received that is not in “good order” will receive the NAV on the date the Investment Request is received in “good order.”

An Investment Request is in “good order” when:

■	The account number and Fund name are included;
■	The amount of the transaction is specified in dollars or shares;
■	Signatures of all owners appear exactly as they are registered on the account in original form, as photocopies are not acceptable;
■	Any required Medallion Signature Guarantees are included; and
■	Other supporting legal documents (as necessary) are present, including such “Requirements for Written Requests” as described later in this “Shareholder Information” Section.

Make your initial investment using the following table as a guideline. If your Investment Request is your initial purchase into the Fund, your account number will be assigned to you upon the Fund’s receipt of the Investment Request in “good order.”

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TO OPEN AN ACCOUNT	TO ADD TO AN ACCOUNT ($50 MINIMUM)
Buying Shares Through Your Financial Representative

■ Your financial representative is responsible for transmitting the order promptly.	■ Your financial representative is responsible for transmitting the order promptly.
Buying Shares By Mail: Aston Funds ■ P.O. Box 9765 ■ Providence, Rhode Island 02940 Buying Shares Via Overnight Delivery: Aston Funds ■ 4400 Computer Drive ■ Westborough, Massachusetts 01581

■   Complete and sign your application.

■   We accept checks, bank drafts and money orders for purchases. Checks must be drawn on U.S. banks. There is a charge of a minimum of $20 for returned checks. Please see “Other Features” later in this “Shareholder Information” Section.

■   Make checks payable to Aston Funds and mail them to the address listed above.

■   We do not accept cash, traveler’s checks, temporary checks, post-dated checks, credit card courtesy checks or second/third party checks (which are checks made payable to someone other than Aston Funds, including you).

■   If you anticipate the need to make subsequent trades via telephone or via bank transfer (wire transfer or ACH transfer), please indicate that in the “Purchase, Exchange and Redemption Authorizations” section of your account application. If you have indicated on your account application that you intend to make trades in your account via ACH bank transfer, please verify that your bank or credit union is a member of the ACH (Automated Clearing House).

■   Return the investment slip from a statement with your check in the envelope provided and mail to us at the above address.

■   We accept checks, bank drafts, money orders, wires and ACH for purchases. Checks must be drawn on U.S. banks. There is a charge of a minimum of $20 for returned checks. Please see “Other Features” later in this “Shareholder Information” Section.

■   Make checks payable to Aston Funds and mail them to the address listed above.

■   We do not accept cash, traveler’s checks, temporary checks, post-dated checks, credit card courtesy checks or second/ third party checks (which are checks made payable to someone other than the Fund, including you).

■   For purchases via bank wire transfer or ACH transfer, give the following wire/ACH information to your bank:

The Bank of New York Mellon

ABA #011001234

For: Aston Funds

A/C 0000733296

FBO “Aston Fund Number”

“Your Account Number”

“Your Name”

■   For your protection, our current Internet capabilities allow Class N and Class I shareholders to check balances and transfer monies only between Aston Funds in the same class. Please contact us via mail with a signed letter of instruction for all other changes to your account.

Buying Shares By Phone: 800-992-8151

■ You cannot open an account over the phone.

■   When you are ready to add to your account, call Aston Funds and tell the representative the Fund name, account number, the name(s) in which the account is registered and the amount of your investment.

■   To place your request with an Investor Services Associate, call between 9:00 a.m. and 7:00 p.m. ET, Monday - Friday.

■   Trade authorizations via telephone or via bank must be valid and on file, as indicated on the “Purchase, Exchange and Redemption Authorizations” section of your account application.

■   For purchases via bank wire or ACH transfer, instruct your bank to wire or ACH transfer the amount of your investment and provide your bank with the below information. Your bank may charge a fee for wire or ACH transfers:

The Bank of New York Mellon

ABA #011001234

For: Aston Funds

A/C 0000733296

FBO “Aston Fund Number”

“Your Account Number”

“Your Name”

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TO OPEN AN ACCOUNT	TO ADD TO AN ACCOUNT ($50 MINIMUM)
Buying Shares By Internet: www.astonfunds.com

(Class N shares only*)

■   To open a new account you’ll need to provide bank account information plus the social security number and date of birth for each account owner and beneficiary.

■    Open an account online by completing the Aston Funds online account application.

or

(Class N and Class I shares)

■   Download the appropriate account application(s) from the website. Complete and sign the application(s). Make your check payable to Aston Funds and mail it to the address under “By Mail” above.

■   Complete the “Purchase, Exchange and Redemption Authorization” section of your account application.

■   Self-register for online account access at www.astonfunds.com. Your social security number or employer identification number, account number and other security validating information will be required for registration.

■   When you are ready to add to your account, access your account through Aston Funds’ website and enter your purchase instructions in the secure area for shareholders only called “Shareholder Account Access.” ACH purchases on the Internet may take 3 or 4 business days.

■   For your protection, our current Internet capabilities allow Class N and Class I shareholders to check balances and transfer monies only between Aston Funds in the same class. Please contact us via mail with a signed letter of instruction for all other changes to your account.

*Class I shares are not eligible for the establishment of new accounts through the Aston Funds website.

The Fund and its agents will not be responsible for any unauthorized telephone or online order when reasonable procedures designed to verify the identity of the investor are followed.

Other Aston Funds and share classes are available through separate prospectuses. Please call 800-992-8151 for more information.

EXCHANGING SHARES

When you exchange your shares, you authorize the sale of your shares in one fund to purchase shares of another fund. In other words, you are requesting a sale and then a purchase. The exchange of your shares may be a taxable event for federal income tax purposes if the shares are not held in a tax-deferred account and may subject you to a redemption fee. After you have opened an account with us, you can exchange your shares within Aston Funds to meet your changing investment goals or other needs. This privilege is not designed for frequent trading (which may subject you to a redemption fee) and may be difficult to implement in times of drastic market changes.

You can exchange shares from one Aston Fund to another within the same class of shares. All exchanges to open new accounts must meet the minimum initial investment requirements. Exchanges may be made by mail, through the Internet or by phone at 800-992-8151 if you chose this option when you opened your account.

In addition to exchanging into shares of other Aston Funds, you may also exchange Fund shares for shares in the Agency share class of the JPMorgan Liquid Assets Money Market Fund (the “JPMorgan Fund”). The JPMorgan Fund is not offered by this prospectus. The JPMorgan Fund prospectus, including applicable investment minimums, is available by contacting Aston Funds by mail, through the Internet or by phone at 800-992-8151. Please read the JPMorgan Fund prospectus carefully before investing.

For federal income tax purposes, each exchange into a different fund is treated as a sale and a new purchase. As a result, an investor holding shares in a non-tax-deferred account is generally subject to federal income tax on any appreciation on the shares exchanged.

Aston Funds reserves the right to limit, impose charges upon, terminate or otherwise modify the exchange privilege, subject to applicable law. All exchange requests must be in “good order.”

Aston Funds may allow eligible shareholders to convert their shares between classes within the Fund, for example from Class I to Class N or vice versa, if offered in the shareholder’s state of residence. No sales charges or other charges will apply to any such exchange. For federal income tax purposes, a same-fund exchange is not expected to result in the recognition by the investor of a capital gain or loss.

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SELLING/REDEEMING SHARES

You can sell your shares to meet your changing investment goals or other needs. All redemption requests must be in “good order.” The following table shows guidelines for selling shares.

APPLIES TO	TO SELL SOME OR ALL OF YOUR SHARES
Selling Through Your Financial Representative

■ All share classes and accounts of any type.	■ Your financial representative is responsible for transmitting the order promptly.
Selling Shares By Mail: Aston Funds ■ P.O. Box 9765 ■ Providence, Rhode Island 02940 Selling Shares Via Overnight Delivery: Aston Funds ■ 4400 Computer Drive ■ Westborough, Massachusetts 01581

■   All share classes and accounts of any type.

■   Sales or redemptions of any size please see the “Medallion Signature Guarantees” section, later in this “Shareholder Information” section, to determine if a Medallion Signature Guarantee is required for your transaction.

■   Write and sign a letter of instruction indicating the Fund name, Fund number, your account number, the name(s) in which the account is registered and the dollar value or number of shares you wish to sell.

■   Include all signatures and any additional documents that may be required. Signatures must be in original form, as photocopies are not accepted. Please see “Selling Shares in Writing” later in this “Shareholder Information” Section.

■   Mail to us at the address above.

■   A check will be mailed to the name(s) and address to which the account is registered. If you would like the check mailed to a different address, you must write a letter of instruction and have it Medallion Signature Guaranteed.

■   Proceeds may also be sent by wire or ACH. Please see “Other Features” later in this “Shareholder Information” section.

Selling Shares By Phone: 800-992-8151

■ Class N and Class I non-retirement accounts. ■ Sales of up to $50,000 (for accounts with telephone account privileges).

■   For automated service 24 hours a day using your touch-tone phone, call 800-992-8151.

■   To place your request with an Investor Services Associate, call between 9:00 a.m. and 7:00 p.m. ET, Monday - Friday.

■   A check will be mailed to the name(s) and address to which the account is registered. If you would like the check to be mailed to a different address, you must write a letter of instruction and have it Medallion Signature Guaranteed.

■   Proceeds may also be sent by wire or ACH. Please see “Other Features” later in this “Shareholder Information” Section.

■   The Fund reserves the right to refuse any telephone sales request and may modify the procedures at any time. The Fund makes reasonable attempts to verify that telephone instructions are genuine, but you are responsible for any loss that you may incur from telephone requests.

Selling Shares By Internet: www.astonfunds.com

■ Class N and Class I non-retirement accounts

■   Complete the “Purchase, Exchange and Redemption Authorization” section of your account application.

■   Self-register online for account access at www.astonfunds.com. Your social security number or employer identification number, account number and other security validating information will be required for registration.

■   When you are ready to redeem a portion of your account, access your account through Aston Funds’ website and enter your redemption instructions in the secure area for

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shareholders only called “Shareholder Account Access.” A check for the proceeds will be mailed to you at your address of record.

■   Proceeds may also be sent by wire or ACH. Please see “Other Features” later in this “Shareholder Information” section.

The Fund and its agents will not be responsible for any unauthorized telephone or online order when reasonable procedures designed to verify the identity of the investor are followed.

Selling Shares in Writing

In certain circumstances, you must make your request to sell shares in writing. You may need to include a Medallion Signature Guarantee (which protects you against fraudulent orders) and additional items with your request, as shown in the table below.

Medallion Signature Guarantees

■	We require Medallion Signature Guarantees if:
■	Your address of record has changed within the past 30 days;
■	You are selling more than $50,000 worth of shares; or
■	You are requesting payment other than by a check mailed to the address of record and payable to the registered owner(s) or other than by wire or ACH sent to the bank account of the registered owner(s).

■	What is a Medallion Signature Guarantee?

A Medallion Signature Guarantee verifies the authenticity of your signature and may be obtained from a domestic bank or trust company, broker, dealer, clearing agency, savings association or other financial institution that participates in a Medallion Program recognized by the Securities Transfer Association.

Medallion Signature Guarantees help ensure that major transactions or changes to your account are in fact authorized by you. For example, we require a Medallion Signature Guarantee on written redemption requests for more than $50,000. The three recognized Medallion Programs are Securities Transfer Agents Medallion Program (STAMP), Stock Exchanges Medallion Program (SEMP) and NYSE Medallion Signature Program (NYSE MSP). Signature guarantees from financial institutions that do not participate in one of these programs will not be accepted.

A notary public stamp or seal cannot be substituted for a Medallion Signature Guarantee.

SELLER	REQUIREMENTS FOR WRITTEN REQUESTS

Owners of individual, joint, sole proprietorship, UGMA/UTMA, or general partner accounts

■   Letter of instruction

■   On the letter, the signatures and titles of all persons authorized to sign for the account, exactly as the account is registered, must be in original form, as photocopies are not accepted

■   Medallion Signature Guarantee, if applicable (see above)

Owners of corporate or association accounts

■   Letter of instruction

■   On the letter, the signatures and titles of all persons authorized to sign for the account, exactly as the account is registered, must be in original form, as photocopies are not accepted

■   Medallion Signature Guarantee, if applicable (see above)

Owners or trustees of trust accounts

■   Letter of instruction

■   On the letter, the signature of the trustee(s) must be in original form, as photocopies are not accepted

■   If the names of all trustees are not registered on the account, a copy of the trust document certified within the past 12 months

■   Medallion Signature Guarantee, if applicable (see above)

Joint tenancy shareholders whose co-tenants are deceased

■   Letter of instruction signed by the surviving tenant must be in original form, as photocopies are not accepted

■   Certified copy of death certificate

■   Medallion Signature Guarantee, if applicable (see above)

Prospectus | 21

Executors of shareholder estates

■   Letter of instruction signed by executor must be in original form, as photocopies are not accepted

■   Certified copy of order appointing executor

■   Medallion Signature Guarantee, if applicable (see above)

Administrators, conservators, guardians and other sellers or account types not listed above	■ Call 800-992-8151 for instructions ■ Medallion Signature Guarantee, if applicable (see above)

IRA accounts	■ IRA distribution request form completed and signed. Call 800-992-8151 for a form, or download a form from our website, www.astonfunds.com.

In addition to the situations described above, Aston Funds may require Medallion Signature Guarantees in other circumstances based on the amount of the redemption request or other factors.

Other Features

The following other features are also available to buy and sell shares of the Fund.

Wire. To purchase and sell shares via the Federal Reserve Wire System:

■	You must authorize Aston Funds to honor wire instructions before using this feature. Complete the appropriate section on the application when opening your account or call 800-992-8151 to add the feature after your account is opened. Call 800-992-8151 before your first use to verify that this feature is set up on your account.
■	To sell shares by wire, you must designate the U.S. commercial bank account(s) into which you wish the redemption proceeds deposited.

For accounts with existing wire instructions, wire redemptions may be placed over the phone. Consult your banking institution for any fees it may charge associated with wire transfers. Any changes made to existing wire instructions will only be accepted with a Medallion Signature Guaranteed letter of instruction.

Automated Clearing House (ACH). To transfer money between your bank account and your Aston Funds account(s):

■	You must authorize Aston Funds to honor ACH instructions before using this feature. Complete the appropriate section on the application when opening your account or call 800-992-8151 to add the feature after your account is opened. Call 800-992-8151 before your first use to verify that this feature is set up on your account.
■	Most transfers are completed within three business days of your call. ACH purchases will receive the NAV calculated on the day the money is received.
■	There is no fee to your mutual fund account for this transaction.

Redemptions in Kind

The Fund has elected, under Rule 18f-1 under the 1940 Act, to pay sales proceeds in cash up to $250,000 or 1% of the Fund’s total value, whichever is less, during any 90-day period to any one shareholder.

Larger redemptions may be detrimental to existing shareholders. While we intend to pay all sales proceeds in cash, we reserve the right to make higher payments to you in the form of certain marketable securities of the Fund. This is called a “redemption in kind.” You may need to pay certain sales charges related to a redemption in kind, such as brokerage commissions, when you sell the securities. For shares that are not held in a tax deferred account, redemptions in kind are taxable events for federal income tax purposes in the same manner as when the sales proceeds are paid in cash.

Involuntary Redemptions

To reduce expenses, we may convert your Fund position(s), redeem your Fund position(s) and/or close your Fund position(s) if the balance in your Fund position(s) falls below the required investment minimum due to transaction activity or for any other reason. We may convert your position(s) in Class I shares of the Fund to the Class N shares of the Fund, if applicable. Unless you did not meet the minimum initial investment, we will give you 30 days’ notice before we convert, redeem, or close your Fund position(s). This gives you an opportunity to purchase enough shares to raise the value of your Fund position(s) above the applicable minimum initial investment. We will not redeem or close Fund position(s) in IRAs, Education Savings Accounts, custodial accounts for minors, or active Automatic Investment Plans because they do not meet the applicable minimum investment requirement. We may close Fund position(s) in IRAs, Education Savings Accounts, custodial accounts for minors, or active Automatic Investment Plans due to insufficient information as it relates to customer identification procedures. If these account types are invested in Class I shares below the required minimum investment, we may convert the Fund position(s) to Class N. Additionally, we will not convert Class I Fund position(s) where there is an effective “letter of intent.” Redemption fees will not be assessed on involuntary redemptions or involuntary conversions.

Prospectus | 22

TRANSACTION POLICIES

Calculating Share Price

When you buy, exchange, or sell shares, the NAV next determined is used to price your purchase or sale. The NAV for each share class of the Fund is determined each business day at the close of regular trading on the NYSE (typically, 4:00 p.m. ET) by dividing the net assets of the class by the number of shares outstanding for the share class. Currently, the Fund observes the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Generally, securities are priced using market quotes or, for debt securities, evaluated prices obtained from independent pricing services. If market quotations are not available or are deemed unreliable, securities are valued at fair value as determined by the Trust’s Pricing Committee in accordance with guidelines adopted and periodically reviewed by the Trust’s Board of Trustees. These circumstances may arise, for instance, when trading in a security is suspended, the exchange or market on which a security is traded closes early, or the trading volume in a security is limited, calling into question the reliability of market quotations. In such a case, the Fund’s value for a security may be different from the last quoted market price. Fair value pricing for certain types of securities in which the Fund may invest, including prices received from pricing services, is inherently a process of estimates and judgments. Changes in the value of portfolio investments priced at fair value may be less frequent and of greater magnitude than changes in the price of securities that trade frequently in the market place, resulting in potentially greater net asset value volatility. In addition, due to the subjective and variable nature of fair value pricing, it is possible that the fair value determined for a particular security may be materially different from the value realized upon such security’s sale.

Quotations of foreign securities denominated in foreign currency are converted to U.S. dollar equivalents using foreign exchange quotations received from independent dealers. Events affecting the values of portfolio securities that occur between the time when their prices are determined and the close of regular trading on the NYSE may not be reflected in the calculation of NAV. If events materially affecting the value of such securities occur during such period, then these securities may be valued at fair value as determined by the Trust’s Pricing Committee in accordance with guidelines adopted by the Trust’s Board of Trustees.

In addition, changes in values in the U.S. markets subsequent to the close of a foreign market may affect the values of securities traded in the foreign market. The Trust has retained an independent statistical fair value pricing service to assist in the fair valuation of securities principally traded in foreign markets in order to adjust for possible changes in value that may occur between the close of the foreign exchange and the time as of which Fund shares are priced.

The Fund may invest in certain securities which are primarily listed on foreign exchanges that trade on weekends and other days when the Fund does not price its shares. Therefore, the value of the Fund’s holdings may change on days when you will not be able to purchase or redeem its shares.

Execution of Requests

The Fund is open on each business day that the NYSE is open for trading. The NYSE is not open on weekends or national holidays. Investment requests are executed at the NAV next calculated after Aston Funds or an authorized broker or designee receives your mail, telephone or Internet request in “good order.” Purchase orders and redemption requests for the Fund must be received by the close of regular trading on the NYSE (typically, 4:00 p.m. ET) for same day processing. On days when the Federal Reserve Cash Settlement System closes earlier than normal, these times may be accelerated. Sales proceeds are normally sent the next business day, but are always sent within seven days of receipt of a request in “good order.” Brokers and their authorized designees are responsible for forwarding purchase orders and redemption requests to the Fund.

Shares of the Fund can also be purchased through broker-dealers, banks and trust departments that may charge you a transaction or other fee for their services. These fees are not charged if you purchase shares directly from Aston Funds.

The Fund may be required to “freeze” or redeem your account if there appears to be suspicious activity or if account information matches information on a government list of known terrorists or other suspicious persons.

Aston Funds reserves the right to:

■	Refuse any purchase or exchange of shares if it could adversely affect the Fund or its operations;
■	Suspend the offering of Fund shares;
■	Change the initial and additional investment minimums or waive these minimums for any investor;
■	Delay sending you your sales proceeds for up to 15 days if you purchased shares by check. A minimum charge of $20 will be assessed if any check used to purchase shares is returned; and
■	Change, withdraw or waive various services, fees and account policies.

Customer Identification Program

Federal law requires Aston Funds to obtain, verify and record identifying information for each investor who opens or reopens an account with Aston Funds. An investor may be an individual or a person other than an individual (such as a corporation, partnership or trust). Such identifying information may include the name, residential or business street address, principal place of business, local office or other physical location (for a person other than an individual), date of birth (for an individual), social security or taxpayer identification number or other identifying information. Applications without the required information, or without any indication that a social security or taxpayer identification number has been applied for, may not be accepted. After acceptance, to the extent permitted by applicable law and its customer identification program, Aston Funds reserves the right (a)

Prospectus | 23

to place limits on transactions in any account until the identity of the investor is verified; or (b) to refuse an investment in Aston Funds or to involuntarily redeem an investor’s shares at the current share price and close an account in the event that an investor’s identity is not verified within 90 days regardless of the type of account. This may cause shares in the investor’s account to be redeemed at a loss. If Aston Funds liquidates your account due to insufficient information as it relates to customer identification procedures, the liquidation may be taxable to you for federal income tax purposes. Aston Funds and its agents will not be responsible for any loss or adverse tax effect in an investor’s account resulting from the investor’s delay in providing all required identifying information or from closing an account and redeeming an investor’s shares when an investor’s identity cannot be verified.

Short-Term and Excessive Trading

The Fund is designed for long-term investors. The Fund discourages and does not knowingly accommodate short-term and excessive trading. Such trading increases brokerage and administrative costs, may result in increased taxable gains to remaining shareholders and may disrupt portfolio management. For example, the Fund may be unable to effectively invest the proceeds from certain purchase or exchange requests under certain market conditions or may incur losses on the sale of investments. These risks may be more pronounced for the Fund if it invests in securities that are more difficult to value or that are susceptible to pricing arbitrage (e.g., foreign securities, high yield securities and small cap securities). Thus, such trading may negatively impact the Fund’s NAV and result in dilution to long-term shareholders.

In an effort to protect long-term shareholders, Trust’s Board of Trustees has adopted policies and procedures that seek to deter short-term trading and excessive trading and to detect such trading activity at levels that may be detrimental to the Fund.

These policies and procedures include the following:

■	The Fund has adopted certain fair valuation practices intended to protect the Fund from time zone arbitrage with respect to foreign securities and other trading practices that seek to exploit stale prices; and
■	The Fund reserves the right to:
■	Reject any purchase, including exchange purchases that could adversely affect the Fund or its operations.
■	Limit, terminate or otherwise modify the exchange privilege of any shareholder deemed to be engaged in activities that may be detrimental to the Fund.
■	Reject any purchase, including exchange purchases, from investors if there appears to be evidence of short-term or excessive trading.
■	Permanently prevent future purchases and exchanges from occurring in accounts where short-term or excessive trading is apparent.
■	Delay sending redemption proceeds for up to seven days (generally applies in cases of very large redemptions, excessive trading, or during unusual market conditions).

■   Suspend redemptions as permitted by law (e.g., in emergency situations).In making the determination to exercise these rights, the Fund may consider an investor’s trading history in the Aston Funds and accounts under common ownership or control.

The Fund seeks to employ reasonable measures to detect short-term and excessive trading at levels that may be detrimental to the Fund. Accordingly, the Fund uses certain materiality and volume thresholds in applying the policies and procedures, but otherwise seeks to apply the policies and procedures uniformly to all shareholders. With respect to accounts held through intermediaries, such intermediaries generally are contractually obligated to provide the Fund with certain shareholder trading information. However, the Fund cannot directly control activity through all channels and is dependent on intermediaries to enforce the Fund’s policies and procedures. In certain cases, intermediaries may be unable to implement these policies or may not be able to implement policies and procedures in the same manner as the Fund due to system or other constraints. Shareholders who invest through omnibus accounts may be subject to policies and procedures that differ from those applied by the Fund to direct shareholders. The Fund reserves the right to limit an intermediary’s future access to the Fund, up to and including terminating the selling agreement with the intermediary. There is no assurance that the Fund’s policies and procedures will be effective in limiting and deterring short-term and excessive trading in all circumstances.

ACCOUNT POLICIES AND DIVIDENDS

Account Statements

In general, you will receive quarterly account statements. In addition, you will also receive account statements:

■	After every transaction that affects your account balance (except for dividend reinvestments, Automatic Investment Plans or Systematic Withdrawal Plans); and
■	After any change of name or address of the registered owner(s).

You will also receive an annual statement that describes the federal income tax characteristics of any dividends and distributions the Fund has paid to you during the year.

Aston Funds may charge a fee for certain services, such as providing historical account documents.

Mailings to Shareholders

Prospectus | 24

To help reduce Fund expenses and environmental waste, Aston Funds combines mailings for multiple accounts going to a single household by delivering Fund reports (annual and semi-annual reports, prospectuses, etc.) in a single envelope. If you do not want us to continue consolidating your Fund mailings and would prefer to receive separate mailings with multiple copies of Fund reports, please call one of our Investor Services Associates at 800-992-8151.

Distributions

The Fund distributes income dividends and net capital gains. Income dividends represent the earnings from the Fund’s investments less its expenses; capital gains generally occur when the Fund sells a portfolio security for more than the original purchase price.

Dividends

The Fund will declare and pay dividends, if any, annually. Net capital gains, if any, will be distributed at least once a year, generally in December.

Dividend Reinvestments

Investors may have their dividends and distributions reinvested in additional shares of the Fund. If you choose this option, or if you do not indicate a choice, your dividends and distributions will be automatically reinvested on the dividend payable date. You can also choose to have a check for your dividends and distributions mailed to you by choosing this option on your account application.

Uncashed Checks

Checks should be cashed upon receipt, as interest will not be paid on uncashed checks. State escheat laws generally require Aston Funds to remit uncashed checks to the appropriate state after a specific period of time, which varies by state.

ADDITIONAL INVESTOR SERVICES

Automatic Investment Plan (Class N Shares only)

The Automatic Investment Plan (“AIP”) allows you to set up a scheduled transfer of funds from your bank account to the Aston Fund(s) of your choice. You determine the AIP investment amount (the minimum AIP investment amount is $50), and you can terminate the program at any time. The minimum initial investment for accounts containing an AIP instruction is the same as all other accounts. To take advantage of this feature, complete the appropriate sections of the account application.

Aston Funds Website

Aston Funds maintains a website located at www.astonfunds.com. You can purchase, exchange and redeem shares and access information such as your account balance and the Fund’s NAVs through our website. Self-register for online account access at www.astonfunds.com. Your social security number or employer identification number, account number and other security validity information will be required for registration. You may also need to have bank account information, wire instructions, ACH instructions or other options established on your account.

Aston Funds has procedures in place to try to prevent unauthorized access to your account information. The Fund and its agents will not be responsible for any losses resulting from unauthorized transactions on our website.

Systematic Withdrawal Plan (Class N Shares only)

This plan may be used for periodic withdrawals (at least $50 by check or ACH) from your account. To take advantage of this feature you must:

■	Have at least $50,000 in your account;
■	Determine the schedule: monthly, quarterly, semi-annually or annually; and
■	Call 800-992-8151 to add a Systematic Withdrawal Plan to your account.

Retirement Plans and Education Savings Accounts (Class N Shares)

Aston Funds offers a range of retirement plans, including Traditional, Roth, SIMPLE IRAs and SEP IRAs for Class N shareholders. Aston Funds also offers Education Savings Accounts for Class N shareholders, which allow you to save for qualified elementary, secondary and higher education costs. Using these plans, you can invest in any Aston Fund with a low minimum investment of $500. The annual maintenance fee for IRAs and Education Savings Accounts is $15 per account (not to exceed $30 per shareholder), but it is waived if you have $35,000 or more in assets. The fee is assessed every December for the current calendar year. To find out more, call Aston Funds at 800-992-8151.

DISTRIBUTION AND SERVICES PLAN 12b-1 FEES

In order to pay for the cost of promoting the Fund and servicing your shareholder account, the Fund has adopted a Rule 12b-1 plan for Class N shares. Under this plan, the Fund pays a fee at an annual rate of not more than 0.25% of the Fund’s Class N shares’ average daily net assets to the distributor for certain expenses associated with the distribution of Fund shares and administrative services provided to Fund shareholders. The fee is accrued daily and payable monthly. Over time, these fees may increase the cost of your investment and may cost more than paying other types of sales charges.

Prospectus | 25

PAYMENTS TO INTERMEDIARIES

In addition to payments under a Rule 12b-1 plan, the Fund may bear costs associated with compensating intermediaries that perform sub-transfer agency, sub-accounting and/or shareholder services for Fund shareholder accounts. Aston may also compensate intermediaries that distribute and/or service investors in the Fund out of its own assets and not as an additional charge to the Fund. Additional payments to intermediaries may represent a premium over payments made by other fund families, and may create an added incentive for investment professionals to sell or recommend the Fund over other funds offered by competing fund families. The additional payments may differ for each fund within the Aston Funds family of funds, including within the same intermediary, and across intermediaries, or within the same fund at the same intermediary.

PORTFOLIO TRANSACTIONS AND BROKERAGE COMMISSIONS

The subadviser attempts to obtain the best possible price and most favorable execution of transactions in portfolio securities. There may be times when the subadviser may pay one broker-dealer a commission that is greater than the amount that another broker-dealer may charge for the same transaction. The subadviser generally determines in good faith if the commission paid was reasonable in relation to the brokerage or research services provided by the broker-dealer. In selecting and monitoring broker-dealers and negotiating commissions, the subadviser considers, among other factors, a broker-dealer’s reliability, availability of research, the quality of its execution services and its financial condition.

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Dividends, Distributions and Taxes

Dividends and Distributions

The Fund pays dividends and distributes capital gains at different intervals. All dividends and distributions are automatically reinvested at NAV unless you choose to receive them in a cash payment. You can change your payment options at any time by writing to us.

Taxes

Certain tax considerations may apply to your investment in the Fund. The following is a general description of certain federal income tax considerations. Further information regarding the federal income tax consequences of investing in the Fund is included in the SAI. If you have any tax-related questions relating to your own investment in the Fund, please consult your tax adviser.

For federal income tax purposes:

■	The tax treatment of dividends and distributions is the same whether you reinvest the dividends and distributions or elect to receive them in cash. We will send you a statement with the federal income tax status of your dividends and distributions for the prior calendar year generally by February 15.
■	Distributions of any net investment income, other than “qualified dividend income,” are taxable to you as ordinary income.
■	Distributions of qualified dividend income (i.e., generally dividends received by the Fund from domestic corporations and certain foreign corporations) generally will be taxed to individuals and other non-corporate investors in the Fund at federal income tax rates applicable to long-term capital gains, provided you meet certain holding period and other requirements contained in the Code with respect to your Fund shares and the Fund meets similar holding period and other requirements with respect to the dividend paying stock. Dividends received by the Fund from most REITs and certain foreign corporations are not expected to qualify for treatment as qualified dividend income when distributed by the Fund.
■	If the Fund receives dividends from another investment company that qualifies as a regulated investment company, including an ETF, for federal income tax purposes and the investment company designates such dividends as qualified dividend income, then the Fund may in turn designate that portion of its distributions derived from those dividends as qualified dividend income, provided the Fund meets certain holding period and other requirements with respect to the shares of the investment company.
■	Distributions of net capital gain (net long-term capital gain less any net short-term capital loss) are taxable as long-term capital gain regardless of how long you may have held shares of the Fund. In contrast, distributions of net short-term capital gain (net short-term capital gain less any net long-term capital loss) are taxable as ordinary income regardless of how long you may have held shares of the Fund. Because distributions of net short-term capital gain are taxable as ordinary income, you generally cannot offset net short-term capital gain distributions you receive from the Fund with capital losses.
■	Some of the Fund’s investments may be subject to special provisions of the Code that may increase the amount of gain recognized by the Fund, defer the Fund’s losses, accelerate the Fund’s recognition of gain, affect the character of such income and affect the amount, timing and type of distributions from the Fund, which may increase the amount of taxes payable by you.
■	Distributions declared to the shareholders of record in October, November or December and paid on or before January 31 of the succeeding year will be treated for federal income tax purposes as if received by shareholders on December 31 of the year in which the distribution was declared.
■	When you sell shares or exchange shares for shares of another fund (other than shares held in a tax-deferred account) it generally is considered a taxable event for you. Depending on the purchase price and the sale price of the shares you sell or exchange, you may have a gain or a loss on the transaction. The gain or loss will generally be treated as a long-term capital gain or loss if you held your shares for more than one year. If you held your shares for one year or less, the gain or loss will generally be treated as a short-term capital gain or loss. You are responsible for any tax liabilities generated by your transactions.
■	An additional 3.8% Medicare tax is imposed on certain net investment income (including dividends and distributions received from the Fund and net gains from redemptions or other taxable dispositions of Fund shares) of U.S. individuals, estates and trusts to the extent that such person’s “modified adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust) exceeds a threshold amount.
■	If you do not provide Aston Funds with your complete and correct taxpayer identification number and required certification, or if the Internal Revenue Service so notifies us, you may be subject to backup withholding tax on dividends, distributions and redemption proceeds.
■	If you purchase shares of the Fund just before a dividend or distribution, you will pay the full price for the shares and receive a portion of the purchase price back as a taxable distribution. This is referred to as “buying a dividend.”
■

If the Fund qualifies (by having more than 50% of the value of its total assets at the close of the taxable year consist of stock or securities in foreign corporations or by being a qualified fund of funds) and elects to pass through foreign taxes paid on its investments during the year, such taxes will be reported to you as income. You may, however, be able to claim an offsetting tax credit or deduction on your federal income tax return, depending on your particular circumstances and provided you

Prospectus | 27

meet certain holding period and other requirements. Tax-exempt holders of Fund shares, such as qualified tax-deferred retirement plans, will not benefit from such a deduction or credit.
■	The Fund’s ability to invest in some investments may be significantly limited by the federal income tax rules applicable to regulated investment companies.
■	Aston Funds is required to report cost basis and holding period information to both the Internal Revenue Service and shareholders for gross proceeds from the sales of shares of the Fund purchased on or after January 1, 2012. This information will be reported on Form 1099-B. The deadline for mailing Form 1099-B to shareholders is February 15. Absent shareholder instructions, Aston Funds will calculate and report cost basis information using its default method of average cost. If you hold shares of the Fund through a financial intermediary, the financial intermediary will be responsible for this reporting and the financial intermediary’s default cost basis method may apply. Please consult your tax adviser for additional information regarding cost basis reporting and your situation.

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Financial Highlights

These financial highlights tables are intended to help you understand the Fund’s financial performance. The following schedules present financial highlights for one outstanding share of the Fund throughout the periods indicated. The total returns in the tables represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from the Funds’ financial statements as of October 31, 2015. The financial statements for the Fund have been audited by Ernst & Young LLP, whose report, along with those financial statements, is included in the Fund’s annual report, which is available upon request.

ASTON Small Cap Fund – Class N Year Ended October 31,

(formerly, ASTON/TAMRO Small Cap Fund)	2015	2014	2013	2012	2011
Per Share Operating Data:

Net Asset Value, Beginning of Period	$22.07	$24.06	$20.52	$20.57	$19.42

Income from Investment Operations:

Net investment loss	(0.12)(a)	(0.13)(a)	(0.03)(a)	(0.12)(a)	(0.15)(a)

Net realized and unrealized gain (loss) on investments	(0.62)	0.30	5.55	2.09	1.75

Total from investment operations	(0.74)	0.17	5.52	1.97	1.60

Less Distributions:

Distributions from net realized gain on investments	(2.74)	(2.16)	(1.98)	(2.02)	(0.45)

Total distributions	(2.74)	(2.16)	(1.98)	(2.02)	(0.45)

Net increase (decrease) in net asset value	(3.48)	(1.99)	3.54	(0.05)	1.15

Net Asset Value, End of Period	$18.59	$22.07	$24.06	$20.52	$20.57

Total Return(b)	(4.12)%	0.57%	29.52%	10.70%	8.16%

Ratios/Supplemental Data:

Net Assets, End of Period (in 000’s)	$241,283	$336,350	$533,627	$389,125	$375,969

Ratios of expenses to average net assets:

Before expense reimbursement and/or fee waiver by Adviser	1.31%	1.31%	1.31%	1.28%(c)	1.29%

After expense reimbursement and/or fee waiver by Adviser	1.31%	1.31%	1.31%	1.28%(c)	1.29%

Ratios of net investment loss to average net assets:

Before expense reimbursement and/or fee waiver by Adviser	(0.58)%	(0.57)%	(0.16)%	(0.59)%	(0.69)%

After expense reimbursement and/or fee waiver by Adviser	(0.58)%	(0.57)%	(0.16)%(d)	(0.59)%	(0.69)%

Portfolio Turnover	64.94%	69.72%	71.28%(d)(e)	48.22%(d)	47.25%

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ASTON Small Cap Fund – Class I Year Ended October 31,
(formerly, ASTON/TAMRO Small Cap Fund)	2015	2014	2013	2012	2011
Per Share Operating Data:

Net Asset Value, Beginning of Period	$22.76	$24.69	$20.96	$20.91	$19.69

Income from Investment Operations:

Net investment income (loss)	(0.07)(a)	(0.07)(a)	0.02(a)	(0.07)(a)	(0.09)(a)

Net realized and unrealized gain on investments	(0.65)	0.30	5.69	2.14	1.76

Total from investment operations	(0.72)	0.23	5.71	2.07	1.67

Less Distributions:

Distributions from and in excess of net investment income	—	—	—	—	—

Distributions from net realized gain on investments	(2.74)	(2.16)	(1.98)	(2.02)	(0.45)

Total distributions	(2.74)	(2.16)	(1.98)	(2.02)	(0.45)

Net increase (decrease) in net asset value	(3.46)	(1.93)	3.73	0.05	1.22

Net Asset Value, End of Period	$19.30	$22.76	$24.69	$20.96	$20.91

Total Return(b)	(3.93)%	0.86%	29.84%	10.98%	8.40%

Ratios/Supplemental Data:

Net Assets, End of Period (in 000’s)	$307,403	$469,518	$792,172	$635,663	$625,315

Ratios of expenses to average net assets:

Before expense reimbursement and/or fee waiver by Adviser	1.06%	1.06%	1.06%(c)	1.03%	1.04%

After expense reimbursement and/or fee waiver by Adviser	1.06%	1.06%	1.06%(c)	1.03%	1.04%

Ratios of net investment income (loss) to average net assets:

Before expense reimbursement and/or fee waiver by Adviser	(0.33)%	(0.32)%	0.09%	(0.34)%	(0.44)%

After expense reimbursement and/or fee waiver by Adviser	(0.33)%	(0.32)%	0.09%(d)	(0.34)%	(0.44)%

Portfolio Turnover	64.94%	69.72%	71.28%(d)(e)	48.22%(d)	47.25%

(a)	The selected per share data was calculated using the weighted average shares outstanding method for the period.
(b)	The total return is calculated using the Net Asset Value used for trading at the close of business at period end.
(c)	Ratios of expenses to average net assets include interest expense of less than 0.005% for the year ended October 31, 2012, which is not included in the contractual expense limitation. The interest expense is from utilizing the line of credit.
(d)	Portfolio turnover rate excludes securities delivered from processing redemptions-in-kind.
(e)	Portfolio turnover rate excludes securities received from processing a subscription-in-kind.

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General Information

If you wish to know more about Aston Funds, you will find additional information in the following documents:

SHAREHOLDER REPORTS

You will receive an unaudited semi-annual report dated April 30 and an annual report dated October 31, which is audited by an independent registered public accounting firm. The annual report contains a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI, which is incorporated into this prospectus by reference and dated                  , 2016, as amended from time to time, is available to you without charge and can be mailed to you upon request. It contains more detailed information about the Fund.

HOW TO OBTAIN REPORTS

Contacting Aston Funds

You can get free copies of the reports and SAI, request other information and obtain answers to your questions about the Fund by contacting:

Address:	Aston Funds
P.O. Box 9765
Providence, Rhode Island 02940

Phone:	Shareholder Services & Fund Literature
800-992-8151

Investment Advisor Services
800-597-9704

Website:	www.astonfunds.com

Obtaining Information from the SEC

You can visit the EDGAR Database on the SEC’s website at http://www.sec.gov to view the SAI and other information. You can also view and copy information about the Fund at the SEC’s Public Reference Room in Washington, D.C. To find out more about the Public Reference Room, you can call the SEC at 202-551-8090. Also, you can obtain copies of this information after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the SEC’s Public Reference Section, Washington D.C. 20549-1520.

Investment Company Act File Number: 811-8004

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Aston Funds

P.O. Box 9765

Providence, Rhode Island 02940

AST GWK SC 16

ASTON FUNDS

ASTON Small Cap Fund

Ticker Symbols
	Class N	Class I
ASTON Small Cap Fund	ATASX	ATSIX

STATEMENT OF ADDITIONAL INFORMATION

                 , 2016

This Statement of Additional Information dated                  , 2016 (“SAI”) provides supplementary information pertaining to shares representing interests in Class N shares and Class I shares of the ASTON Small Cap Fund (the “Fund”), one of twenty-seven available investment portfolios of Aston Funds (the “Trust”), and together with the AMG Funds Family of Funds, comprises a mutual fund complex of seventy-four funds, each having distinct investment management objectives, strategies, risks, and policies (the “AMG Fund Complex”).

This SAI is not a prospectus and should be read only in conjunction with the Fund’s current prospectus dated                  , 2016, as amended or supplemented from time to time (the “Prospectus”). No investment in the Fund should be made without first reading the Prospectus. This SAI is incorporated by reference into the Prospectus.

You may obtain a prospectus, annual report or semi-annual report, when available, at no charge by contacting the Trust at Aston Funds, P.O. Box 9765, Providence, Rhode Island 02940 or 800-992-8151 or by downloading such information from www.astonfunds.com. The website does not form a part of the Prospectus or SAI.

SAI GWK SC 16

i

NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS NOT CONTAINED IN THIS SAI OR IN THE PROSPECTUS IN CONNECTION WITH THE OFFERINGS MADE BY THE PROSPECTUS. IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE TRUST OR THE DISTRIBUTOR. THE PROSPECTUS DOES NOT CONSTITUTE AN OFFERING BY THE TRUST OR THE DISTRIBUTOR IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE.

THE FUND

Aston Funds, 120 North LaSalle Street, 25th Floor, Chicago, Illinois 60602, is an open-end management investment company. The Fund is classified as diversified under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund is a series of the Trust, which was formed as a Delaware statutory trust on September 10, 1993.

INVESTMENT OBJECTIVE, STRATEGIES AND RISK CONSIDERATIONS

The following supplements the information contained in the Prospectus concerning the investment objective, strategies and risks of investing in the Fund. Except as otherwise stated below or in the Prospectus, the Fund may invest in the portfolio investments included in this section. The investment practices described below, except as further set forth in “Investment Restrictions,” are not fundamental and may be changed by the Board of Trustees of the Trust (the “Board”) without the approval of shareholders.

American Depositary Receipts (“ADRs”), Continental Depositary Receipts (“CDRs”), European Depositary Receipts (“EDRs”) and Global Depositary Receipts (“GDRs”)

ADRs are securities, typically issued by a U.S. financial institution (a “depositary”), that evidence ownership interest in a security or a pool of securities issued by a foreign issuer and deposited with the depositary. EDRs, which are sometimes referred to as CDRs, are securities, typically issued by a non-U.S. financial institution, that evidence ownership interest in a security or a pool of securities issued by either a U.S. or foreign issuer. GDRs are issued globally and evidence a similar ownership arrangement. Generally, ADRs are designed for trading in the U.S. securities market, EDRs are designed for trading in European securities markets and GDRs are designed for trading in non-U.S. securities markets. Generally, depositary receipts may be available through “sponsored” or “unsponsored” facilities. A sponsored facility is established jointly by the issuer of the security underlying the receipt and a depositary, whereas an unsponsored facility may be established by a depositary without participation by the issuer of the underlying security. Holders of unsponsored depositary receipts generally bear all the costs of the unsponsored facility. The depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through, to the holders of the receipts, voting rights with respect to the deposited securities.

Below Investment-Grade (High Yield) Debt Securities

Fixed income securities rated Ba or lower by Moody’s Investor Service (“Moody’s”) or BB or lower by Standard & Poor’s (“S&P”), frequently referred to as “junk bonds,” are considered to be predominantly speculative. They generally offer higher yields than bonds issued by entities with stronger creditworthiness. Such securities are subject to a substantial degree of credit risk. High-yield bonds held by a Fund may be issued as a consequence of corporate restructurings, such as leveraged buy-outs, mergers, acquisitions, debt recapitalizations or similar events. Additionally, high-yield bonds are often issued by smaller, less creditworthy companies or by highly leveraged firms, which are generally less able than more financially stable firms to make scheduled payments of interest and principal. The risks posed by bonds issued under such circumstances are substantial. Changes by recognized rating agencies in their rating of any security and in the ability of an issuer to make payments of interest and principal will ordinarily have a more dramatic effect on the values of these investments than on the values of higher-rated securities. Such changes in value will not affect cash income derived from these securities, unless the issuers fail to pay interest or principal when due. Such changes will, however, affect a Fund’s net asset value per share.

The higher yields from lower-rated debt securities are intended to compensate for the higher default rates on such securities. However, there can be no assurance that diversification will protect a Fund from widespread bond defaults brought about by a sustained economic downturn, or that yields will offset default rates on high-yield bonds. Issuers of these securities are often highly leveraged, so that their ability to service their debt obligations during an economic downturn or during sustained periods of rising interest rates may be impaired. In addition, such issuers may not have more traditional methods of financing available to them and may be unable to repay debt at maturity by refinancing.

The value of lower-rated debt securities will be influenced not only by changing interest rates but also by the bond market’s perception of credit quality and the outlook for economic growth. When economic conditions appear to be deteriorating, lower rated bonds may decline in market value due to investors’ heightened concern over credit quality, regardless of prevailing interest rates. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the value and liquidity of lower-rated securities held by a Fund, especially in a thinly traded market. Illiquid or restricted securities held by a Fund may involve valuation difficulties. Trading in the secondary market for high-yield bonds may become thin and market liquidity may be significantly reduced. Even under normal conditions, the market for high-yield bonds may be less liquid than the market for investment-grade corporate bonds. There are fewer securities dealers in the high-yield market, and purchasers of high-yield bonds are concentrated among a smaller group of securities dealers and institutional investors. In periods of reduced market liquidity, high-yield bond prices may become more volatile.

Lower-Rated Securities Market – An economic downturn or increase in interest rates is likely to have an adverse effect on the lower-rated securities market generally (resulting in more defaults) and on the value of lower-rated securities contained in the portfolios of a Fund.

Sensitivity to Economic and Interest Rate Changes – The economy and interest rates can affect lower-rated securities differently from other securities. For example, the prices of lower-rated securities are more sensitive to adverse economic changes or individual corporate developments than are the prices of higher-rated investments. Also, during an economic downturn or substantial period of rising interest rates, highly leveraged issuers may experience financial stress which would adversely affect their ability to service their principal and interest payment obligations, to meet projected business goals or to obtain additional financing. If the issuer of a lower-rated security defaulted, a Fund may incur additional expenses to seek recovery. In addition, periods of economic uncertainty and changes can be expected to result in increased volatility of market prices of lower-rated securities and a Fund’s net asset values.

Liquidity and Valuation – To the extent that an established secondary market does not exist and a particular obligation is thinly traded, the obligation’s fair value may be difficult to determine because of the absence of reliable, objective data. As a result, a Fund’s valuation of the obligation and the price it could obtain upon its disposition could differ.

Credit Ratings – The credit ratings of Moody’s, S&P and Fitch Ratings, Inc. (“Fitch”) are evaluations of the safety of principal and interest payments. There is a risk that credit rating agencies may fail to timely change the credit ratings to reflect subsequent events. Therefore, in addition to using recognized rating agencies and other sources, the investment adviser or subadviser also performs its own analysis of issuers in selecting investments for a Fund. The investment adviser or subadviser’s analysis of issuers may include, among other things, historic and current financial condition, current and anticipated cash flow and borrowing strength of management, responsiveness to business conditions, credit standing and current and anticipated results of operations. A general description of the ratings of securities by S&P, Moody’s and Fitch is set forth in Appendix A to this SAI.

Yields and Ratings – The yields on certain obligations are dependent on a variety of factors, including general market conditions, conditions in the particular market for the obligation, the financial condition of the issuer, the size of the offering, the maturity of the obligation and the ratings of the issue. The ratings of Moody’s and S&P represent their respective opinions as to the quality of the obligations they undertake to rate. Ratings, however, are general and are not absolute standards of quality. Consequently, obligations with the same rating, maturity and interest rate may have different market prices.

While any investment carries some risk, certain risks associated with lower-rated securities are different from those for investment-grade securities. The risk of loss through default is greater because lower-rated securities are usually unsecured and are often subordinated to an issuer’s other obligations. Additionally, the issuers of these securities frequently have high debt levels and are thus more sensitive to difficult economic conditions, individual corporate developments and rising interest rates. Consequently, the market price of these securities may be quite volatile and may result in wider fluctuations in a Fund’s net asset value per share.

Borrowing

The Fund may not borrow money or issue senior securities, except as described in this paragraph or as described in “Investment Restrictions.” Any policy under “Investment Restrictions” that contradicts policies described in this paragraph governs the Fund’s policy on borrowing. The Fund may borrow from banks or enter into reverse repurchase agreements for temporary purposes in amounts up to one-third of the value of its total assets at the time of the borrowing. The Fund may not mortgage, pledge or hypothecate any assets, except in connection with permitted borrowing or other permitted investment techniques. Any borrowing will be from a bank with asset coverage of at least 300%, if required. In the event that such asset coverage shall at any time fall below 300%, the Fund shall, within three days thereafter (not including Sundays or holidays) or such longer period as the Securities and Exchange Commission (“SEC”) may prescribe by rules and regulations, reduce the amount of its borrowings to such an extent that the asset coverage of such borrowings shall be at least 300%.

Convertible Securities

Common stock occupies the most junior position in a company’s capital structure. Convertible securities entitle the holder to exchange the securities for a specified number of shares of common stock, usually of the same company, at specified prices within a certain period of time, and to receive dividends, in the case of convertible preferred stock, or interest, in the case of convertible bonds, until the holder elects to convert or, if applicable, the security matures. The provisions of any convertible security determine its ranking in a company’s capital structure. In the case of subordinated convertible debentures, the holder’s claims on assets and earnings are subordinated to the claims of other creditors and are senior to the claims of preferred and common shareholders. In the case of convertible preferred stock, the holder’s claims on assets and earnings are subordinated to the claims of all creditors but are senior to the claims of common shareholders.

Cyber Security Risk

With the increased use of technologies such as the Internet to conduct business, the Fund is susceptible to operational, information security and related risks. In general, cyber incidents can result from deliberate attacks or unintentional events. Cyber attacks include, but are not limited to, gaining unauthorized access to digital systems (e.g., through “hacking” or malicious software coding) for purposes of misappropriating assets or sensitive information, corrupting data, or causing operational disruption. Cyber attacks may also be carried out in a manner that does not require gaining unauthorized access, such as causing denial-of-service attacks on websites (i.e., efforts to make network services unavailable to intended users). Cyber incidents affecting the Fund’s investment adviser or sub-adviser and other service providers (including, but not limited to, fund accountants, custodians, transfer agents and financial intermediaries) have the ability to cause disruptions and impact business operations, potentially resulting in financial losses, interference with the Fund’s ability to calculate its net asset value, impediments to trading, the inability of Fund investors to transact business, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs. Similar adverse consequences could result from cyber incidents affecting issuers of securities in which the Fund invests, counterparties with which the Fund engages in transactions, governmental and other regulatory authorities, exchange and other financial market operators, banks, brokers, dealers, insurance companies and other financial institutions (including financial intermediaries and service providers for fund shareholders) and other parties. In addition, substantial costs may be incurred in order to prevent any cyber incidents in the future. Although service providers typically have business continuity plans in the event of, and risk management systems to prevent, such cyber incidents, there are inherent limitations in such plans and systems including the possibility that certain risks have not been identified. Furthermore, the Fund cannot control the cyber security plans and systems put in place by its service providers or any other third parties whose operations may affect the fund or its shareholders. The Fund and its investors could be negatively impacted as a result.

Derivative Instruments

The term “derivatives” has been used to identify a range and variety of financial instruments. In general, a derivative is commonly defined as a financial instrument whose performance and value are derived, at least in part, from another source, such as the performance of an underlying asset, a specific security or an index of securities. As is the case with other types of investments, the Fund’s derivative instruments may entail various types and degrees of risk, depending upon the characteristics of the derivative instrument and the Fund’s overall portfolio.

The Fund may use derivative instruments for hedging purposes, to maintain liquidity, in anticipation of changes in the composition of its portfolio holdings, or as otherwise provided in the Prospectus. The Fund may use derivatives in an attempt to achieve its investment objective, as described in the Prospectus. The Fund will invest in one or more derivatives only to the extent that the instrument under consideration is judged by the investment adviser or the subadviser to be consistent with the Fund’s overall investment objective and policies. In making such judgment, the potential benefits and risks will be considered in relation to the Fund’s other portfolio investments.

Where not specified, investment limitations with respect to the Fund’s derivative instruments will be consistent with such Fund’s existing percentage limitations with respect to its overall investment policies and restrictions. The types of derivative securities in which the Fund is permitted to invest include, but are not limited to, forward commitments, foreign currency contracts, futures contracts, options, and swap agreements.

Certain investment transactions expose the Fund to an obligation to make future payments to third parties. Examples of these types of transactions, include, but are not limited to, derivatives such as swaps, futures, forwards, and options. To the extent that the Fund engages in such transactions, the Fund will (to the extent required by applicable law or regulatory guidance) either (1) segregate cash or liquid assets in the prescribed amount or (2) otherwise “cover” its future obligations under the transaction, such as by holding an offsetting investment. If the Fund segregates sufficient cash or other liquid assets or otherwise covers its obligations under such transactions, the Fund will not consider the transactions to be borrowings for purposes of its investment restrictions or “senior securities” under the 1940 Act, and therefore, such transactions will not be subject to the 300% asset coverage requirement under the 1940 Act otherwise applicable to borrowings by the Fund.

In some cases (e.g., with respect to futures and forwards that are contractually required to “cash-settle”), the Fund will segregate cash or other liquid assets with respect to the amount of the daily net

(marked-to-market) obligation arising from the transaction, rather than the notional amount of the underlying contract. By segregating assets in an amount equal to the net obligation rather than the notional amount, the Fund will have the ability to employ leverage to a greater extent than if it set aside cash or other liquid assets equal to the notional amount of the contract, which may increase the risk associated with such transactions. Whenever the Fund is required to segregate assets for 1940 Act purposes, notations on the books of the Trust’s custodian or fund accounting agent are sufficient to constitute a segregated account.

Assets used as segregation or “cover” cannot be sold while the position in the corresponding transaction is open, unless they are replaced with other appropriate assets. As a result, the commitment of a large portion of the Fund’s assets for segregation and “cover” purposes could impede portfolio management or the Fund’s ability to meet redemption requests or other current obligations. Segregating assets or otherwise “covering” for these purposes does not necessarily limit the percentage of the assets of the Fund that may be at risk with respect to certain derivative transactions.

The foregoing discussion is based on regulatory guidance in effect on the date hereof, and may change. Under a pending proposal, the foregoing guidance would be rescinded if new Rule 18f-4 is adopted.

Equity Securities

Equity securities represent a share of an issuer’s earnings and assets, after the issuer pays its liabilities. The Fund cannot predict the income it will receive from equity securities because issuers generally have discretion as to the payment of any dividends or distributions. However, equity securities offer greater potential for appreciation than many other types of securities, because their value may increase with the value of the issuer’s business. The following describes various types of equity securities in which the Fund invests.

Common Stocks

Common stocks are the most prevalent type of equity security. Common stocks receive the issuer’s earnings after the issuer pays its creditors and any preferred stockholders. As a result, changes in an issuer’s earnings may influence the value of its common stock.

Preferred Stocks

Preferred stocks have the right to receive specified dividends or distributions before the issuer makes payments on its common stock. In addition, preferred stockholders have priority over common stockholders as to the proceeds from the liquidation of a company’s assets but are subordinate to the claims of all other creditors. Some preferred stocks also participate in dividends and distributions paid on common stock. Preferred stocks may also permit the issuer to redeem the stock. The Fund may treat such redeemable preferred stock as a fixed income security.

Warrants and Rights

Warrants give the Fund the option to buy the issuer’s equity securities at a specified price (the exercise price) at a specified future date (the expiration date). The Fund may buy the designated securities by paying the exercise price before the expiration date. Warrants may become worthless if the price of the stock does not rise above the exercise price by the expiration date. This increases the market risks of warrants as compared to the underlying security.

Rights are the same as warrants, except companies typically issue rights to existing stockholders.

Fixed Income Securities

Fixed income securities represent a loan to the issuer to be repaid at, or under certain circumstances prior to, the specified maturity date, and obligate the issuer to pay interest at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. Fixed income securities provide more regular income than equity securities. However, the returns on fixed income securities are limited and normally do not increase with the issuer’s earnings. This limits the potential appreciation of fixed income securities as compared to equity securities.

A security’s yield measures the annual income earned on a security as a percentage of its price. A security’s yield will increase or decrease depending upon whether it costs less (a discount) or more (a premium) than the principal amount. If the issuer redeems or calls the security before its scheduled maturity, the price and yield on a discount or premium security may change based upon the probability of an early redemption. Securities with higher risks generally have higher yields.

The following describes various types of fixed income securities in which the Fund may invest.

Treasury Securities

Treasury securities are direct obligations of the U.S. federal government. Treasury securities are generally regarded as having the lowest credit risks.

Agency Securities

Agency securities are issued or guaranteed by a U.S. federal agency or other government sponsored entity (a “GSE”) acting under federal authority. The U.S. government supports some GSEs with its full faith and credit. Other GSEs receive support through federal subsidies, loans or other benefits. A few GSEs have no explicit financial support, but are regarded as having implied support because the federal government sponsors their activities. Agency securities are generally regarded as having low credit risks, but not as low as treasury securities.

Although a GSE guarantee protects against credit risks, it does not reduce the market and prepayment risks of these mortgage-backed securities.

Corporate Debt Securities

Corporate debt securities are fixed income securities issued by businesses. Notes, bonds, debentures and commercial paper are the most prevalent types of corporate debt securities. The Fund may also purchase interests in bank loans to companies. The credit risks of corporate debt securities vary widely among issuers.

In addition, the credit risk of an issuer’s debt security may vary based on its priority for repayment. For example, higher ranking (senior) debt securities have a higher priority than lower ranking (subordinated) securities. This means that the issuer might not make payments on subordinated securities while continuing to make payments on senior securities. In addition, in the event of bankruptcy, holders of senior securities may receive amounts otherwise payable to the holders of subordinated securities. Some subordinated securities, such as trust preferred and capital securities notes, also permit the issuer to defer payments under certain circumstances. For example, insurance companies issue securities known as surplus notes that permit the insurance company to defer any payment that would reduce its capital below regulatory requirements.

Foreign Securities

Foreign securities may subject the Fund to investment risks that differ in some respects from those related to investments in U.S. domestic issuers. Such risks may include: (i) costs in connection with conversions between various currencies; (ii) limited publicly available information regarding foreign issuers; (iii) lack of uniformity in accounting, auditing and financial standards and requirements; (iv) greater securities market volatility; (v) less liquidity of securities; (vi) less government supervision and regulation of securities markets; (vii) future adverse political and economic developments; (viii) the possible imposition of withholding taxes on interest, dividends or other income; (ix) possible seizure, nationalization, or expropriation of foreign deposits; (x) the possible establishment of exchange controls or taxation at the source; (xi) greater fluctuations in value due to changes in exchange rates; or (xii) the adoption of other foreign governmental restrictions which might adversely affect the payment of principal and interest on such obligations. Such investments may also entail higher custodial fees and sales commissions than domestic investments. Foreign issuers of securities or obligations are often subject to accounting treatment and engage in business practices different from those with respect to domestic issuers of similar securities or obligations. Foreign banks and foreign branches of U.S. banks may be subject to less stringent reserve requirements than those applicable to domestic branches of U.S. banks. Government regulation in many of the countries of interest to the Fund may limit the extent of the Fund’s investment in companies in those countries. Further, it may be more difficult for the Fund’s agents to keep currently informed about corporate actions that may affect the prices of portfolio securities. Communications between the United States and foreign countries may be less reliable than within the United States, increasing the risk of delayed settlements of portfolio securities. Certain markets may require payment for securities before delivery. The Fund’s ability and decisions to purchase and sell portfolio securities may be affected by laws or regulations relating to the convertibility of currencies and repatriation of assets. Some countries restrict the extent to which foreigners may invest in their securities markets.

Investments in securities of foreign issuers are frequently denominated in foreign currencies (including the euro and other multinational currency units) and the value of the Fund’s assets measured in U.S. dollars may be affected favorably or unfavorably by changes in currency rates and in exchange control regulations, and the Fund may incur costs in connection with conversions between various currencies. The Fund may enter into forward foreign currency contracts as a hedge against possible variations in foreign exchange rates or to hedge a specific security transaction or portfolio position. Currently, only a limited market, if any, exists for hedging transactions relating to currencies in emerging markets, including Latin American and Asian markets. This may limit the Fund’s ability to effectively hedge its investments in such markets if it chose to do so.

Foreign investments involve risks unique to the local political, economic, and regulatory structures in place, as well as the potential for social instability, military unrest, or diplomatic developments that could prove adverse to the interests of U.S. investors. Individual foreign economies can differ favorably or unfavorably from the U.S. economy in such respects as growth of gross domestic product, rate of inflation, capital reinvestment, resource self-sufficiency, and balance of payments position. In addition, significant external political and economic risks currently affect some foreign countries. For example, both Taiwan and China still claim sovereignty over one another and there is a demilitarized border and hostile relations between North and South Korea. War and terrorism affect many countries, especially those in Africa and the Middle East. Many countries throughout the world are dependent on a healthy U.S. economy and are adversely affected when the U.S. economy weakens or its markets decline. For example, in 2007 and 2008, the meltdown in the U.S. subprime mortgage market quickly spread throughout global credit markets, triggering a liquidity crisis that affected fixed-income and equity markets around the world. European countries can be significantly affected by the tight fiscal and monetary controls that the European Economic and Monetary Union (“EMU”) imposes for membership. Europe’s economies are diverse, its governments are decentralized, and its cultures vary widely. In addition, the budget issues faced by several EU countries, including Greece, Ireland, Italy, Spain, and Portugal, may have negative long-term effects for the economies of those countries and other EU countries. There is continued concern about national-level support for the euro and the accompanying coordination of fiscal and wage policy among EMU member countries. Member countries are required to maintain tight control over inflation, public debt, and budget deficit to qualify for membership in the EMU. These requirements can severely limit EMU member countries’ ability to implement monetary policy to address regional economic conditions.

Governments in certain foreign countries continue to participate to a significant degree, through ownership interest or regulation, in their respective economies. Action by these governments could have a significant effect on market prices of securities and payment of dividends. The economies of many foreign countries are heavily dependent upon international trade and are accordingly affected by protective trade barriers and economic conditions of their trading partners. The enactment by these trading partners of protectionist trade legislation could have a significant adverse effect upon the securities markets of such countries.

In making investment decisions for the Fund, the investment adviser or subadviser evaluates the risks associated with investing Fund assets in a particular country, including risks stemming from a country’s financial infrastructure and settlement practices; the likelihood of expropriation, nationalization or confiscation of invested assets; prevailing or developing custodial practices in the country; the country’s laws and regulations regarding the safekeeping, maintenance and recovery of invested assets; the likelihood of government-imposed exchange control restrictions which could impair the liquidity of Fund assets maintained with custodians in that country; and risks from political acts of foreign governments. An investment adviser’s or subadviser’s decisions regarding these risks may not be correct or may prove to be unwise and any losses resulting from investing in foreign countries will be borne by the Fund.

Holding Fund assets in foreign countries presents additional risks including, but not limited to, the risks that a particular foreign custodian or depositary will not exercise proper care with respect to Fund assets or will not have the financial strength or adequate practices and procedures to properly safeguard Fund assets. The Fund may be precluded from investing in certain foreign countries until such time as adequate custodial arrangements can be established.

Illiquid Securities

The Fund may invest up to 15% of its net assets in securities that are illiquid. Under current regulatory guidance, securities are generally considered illiquid if they cannot be disposed of within seven days in the ordinary course of business at approximately the price at which the Fund values the security. Illiquid securities will generally include but are not limited to: insurance funding agreements, repurchase agreements and time deposits with notice; termination dates in excess of seven days; unlisted over-the-counter (“OTC”) options; swap agreements, interest rate caps, floors and collars; and certain securities which are subject to trading restrictions because they are not registered under the Securities Act of 1933, as amended (the “1933 Act). Foreign securities that are restricted as to resale in the U.S., but are freely tradable in their local market, are not considered illiquid.

Money Market Instruments

Money market instruments include but are not limited to the following: short-term corporate obligations, Certificates of Deposit (“CDs”), Eurodollar Certificates of Deposit (“Euro CDs”), Yankee Certificates of Deposit (“Yankee CDs”), foreign bankers’ acceptances, foreign commercial paper, letter of credit-backed commercial paper, time deposits, loan participations (“LPs”), variable- and floating-rate instruments, separately traded interest and principal securities (“STRIPS”) and master demand notes. Bank obligations may include bankers’ acceptances, negotiable certificates of deposit and non-negotiable time deposits earning a specified return, issued for a definite period of time by a U.S. bank that is a member of the Federal Reserve System or is insured by the Federal Deposit Insurance Corporation (“FDIC”), or by a savings and loan association or savings bank that is insured by the FDIC. Bank obligations also include U.S. dollar-denominated obligations of foreign branches of U.S. banks or of U.S. branches of foreign banks, all of the same type as domestic bank obligations. Investments in bank obligations are limited to the obligations of financial institutions having more than $1 billion in total assets at the time of purchase.

Domestic and foreign banks are subject to extensive but different government regulations, which may limit the amount and types of their loans and the interest rates that may be charged. In addition, the profitability of the banking industry is largely dependent upon the availability and cost of funds to finance lending operations and the quality of underlying bank assets.

Investments in obligations of foreign branches of U.S. banks and of U.S. branches of foreign banks may subject the Fund to additional investment risks, including future political and economic developments, possible imposition of withholding taxes on interest income, possible seizure or nationalization of foreign deposits, possible establishment of exchange controls or the adoption of other foreign governmental restrictions which might adversely affect the payment of principal and interest on such obligations. In addition, foreign branches of U.S. banks and U.S. branches of foreign banks may be subject to less stringent reserve requirements and to different accounting, auditing, reporting and record keeping standards than those applicable to domestic branches of U.S. banks. Investments in the obligations of U.S. branches of foreign banks or foreign branches of U.S. banks will be made only when the investment adviser or subadviser believes that the credit risk with respect to the investment is minimal.

Euro CDs, Yankee CDs and foreign bankers’ acceptances involve risks that are different from investments in securities of U.S. banks. The major risk, which is sometimes referred to as “sovereign risk,” pertains to possible future unfavorable political and economic developments, possible withholding taxes, seizures of foreign deposits, currency controls, interest limitations or other governmental restrictions which might affect payment of principal or interest. Investment in foreign commercial paper also involves risks that are different from investments in securities of commercial paper issued by U.S. companies. Non-U.S. securities markets generally are not as developed or efficient as those in the United States Such securities may be less liquid and more volatile than securities of comparable U.S. corporations. Non-U.S. issuers are not generally subject to uniform accounting and financial reporting standards, practices and requirements comparable to those applicable to U.S. issuers. In addition, there may be less public information available about foreign banks, their branches and other issuers.

Time deposits usually trade at a premium over Treasuries of the same maturity. Investors regard such deposits as carrying some credit risk, which Treasuries may not. Also, investors regard time deposits as being sufficiently less liquid than Treasuries; hence, investors demand some extra yield for buying time deposits rather than Treasuries.

Commercial paper may include variable- and floating-rate instruments, which are unsecured instruments that permit the interest on indebtedness thereunder to vary. Variable-rate instruments provide for periodic adjustments in the interest rate. Floating-rate instruments provide for automatic adjustment of the interest rate whenever some other specified interest rate changes. Some variable- and floating-rate obligations are direct lending arrangements between the purchaser and the issuer and there may be no active secondary market. However, in the case of variable- and floating-rate obligations with the demand feature, the Fund may demand payment of principal and accrued interest at a time specified in the instrument or may resell the instrument to a third party. In the event an issuer of a variable- or floating-rate obligation defaulted on its payment obligation, the Fund might be unable to dispose of the note because of the absence of a secondary market and could, for this or other reasons, suffer a loss to the extent of the default. Substantial holdings of variable- and floating-rate instruments could reduce portfolio liquidity.

Real Estate Investment Trusts

Securities of real estate investment trusts (“REITs”) may be affected by changes in the value of their underlying properties and by defaults by borrowers or tenants. Mortgage REITs may be affected by the quality of the credit extended. Furthermore, REITs are dependent on specialized management skills. Some REITs may have limited diversification and may be subject to risks inherent in investments in a limited number of properties, in a narrow geographic area, or in a single property type. REITs depend generally on their ability to generate cash flow to make distributions to shareholders or unitholders, and may be subject to defaults by borrowers and to self-liquidations. Investment in REITs may subject the Fund to risks associated with the direct ownership of real estate, such as decreases in real estate values, overbuilding, increased competition and other risks related to local or general economic conditions, increases in operating costs and property taxes, changes in zoning laws, casualty or condemnation losses, possible environmental liabilities, regulatory limitations on rent and fluctuations in rental income. Equity REITs generally experience these risks directly through fee or leasehold interests, whereas mortgage REITs generally experience these risks indirectly through mortgage interests unless the mortgage REIT forecloses on the underlying real estate. Changes in interest rates may also affect the value of the Fund’s investment in REITs. Rising interest rates may cause the value of the REIT securities in which the Fund may invest to fall. Conversely, falling interest rates may cause their value to rise. Changes in the value of portfolio securities does not necessarily affect cash income derived from these securities but may affect the Fund’s net asset value. In addition, the performance of a REIT may be affected by its failure to qualify for tax-free pass-through of income under the Code, or its failure to maintain exemption from registration under the 1940 Act.

Repurchase Agreements

The Fund may enter into repurchase agreements pursuant to which the Fund purchases portfolio assets from a bank or broker-dealer concurrently with an agreement by the seller to repurchase the same assets from the Fund at a later date at a fixed price. If the seller should default on its obligation to repurchase the underlying security, the Fund may experience delay or difficulty in exercising its right to realize upon the security. Additionally, the Fund may incur a loss if the value of the security should decline, as well as disposition costs in liquidating the security.

The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates (which may be more or less than the rate on the securities underlying the repurchase agreement).

The financial institutions with which the Fund may enter into repurchase agreements are banks and non-bank dealers of U.S. government securities that are listed on the Federal Reserve Bank of New York’s list of reporting dealers and banks, if such banks and non-bank dealers are deemed creditworthy by the investment adviser or subadviser. The investment adviser or subadviser will continue to monitor the creditworthiness of the seller under a repurchase agreement and will require the seller to maintain during the term of the agreement the value of the securities subject to the agreement at not less than the repurchase price.

Restricted Securities

The Fund will limit investments in securities of issuers which the Fund is restricted from selling to the public without registration under the 1933 Act to no more than 5% of the Fund’s total assets, excluding restricted securities eligible for resale pursuant to Rule 144A or Regulation S under the 1933 Act, that have been deemed to be liquid pursuant to guidelines adopted by the Board. Securities of foreign issuers that are restricted as to resale in the U.S., but are freely tradable in their local market, are not subject to this restriction.

Reverse Repurchase Agreements

Reverse repurchase agreements involve the sale of securities held by the Fund pursuant to the Fund’s agreement to repurchase the securities at an agreed upon price, date and rate of interest. During the reverse repurchase agreement period, the Fund continues to receive principal and interest payments on these securities. Such agreements are considered to be borrowings under the 1940 Act and may be entered into only for temporary or emergency purposes. While reverse repurchase transactions are outstanding, the Fund will segregate cash or liquid securities in an amount at least equal to the market value of the securities, plus accrued interest. (Liquid securities as used in the Prospectus and this SAI include equity securities and debt securities that are unencumbered and marked-to-market daily.) Whenever the Fund is required to segregate assets for 1940 Act purposes, notations on the books of the Trust’s custodian or fund accounting agent are sufficient to constitute a segregated account. Reverse repurchase agreements involve the risk that the market value of the securities sold by the Fund may decline below the price at which the Fund is obligated to repurchase such securities. See also “Derivative Instruments.”

Rule 144A Securities

The Fund may purchase securities which are not registered under the 1933 Act but which can be sold to “qualified institutional buyers” in accordance with Rule 144A under the 1933 Act. This investment practice could have the effect of increasing the level of illiquidity in the Fund during any period that qualified institutional buyers become uninterested in purchasing these restricted securities. Rule 144A securities will not be considered illiquid unless it is determined by the investment adviser or subadviser, under guidelines approved by the Board, that an adequate trading market does not exist for these securities.

Securities Lending

The Fund may seek additional income at times by lending its portfolio securities to broker-dealers and financial institutions provided that: (1) the loan is secured by collateral that is continuously maintained in an amount at least equal to the current market value of the securities loaned, (2) the Fund may call the loan at any time with proper notice and receive the securities loaned, (3) the Fund will continue to receive interest and/or dividends paid on the loaned securities and may simultaneously earn interest on the investment of any cash collateral, and (4) the aggregate market value of all securities loaned by the Fund will not at any time exceed 25% of the total assets of the Fund.

Collateral will normally consist of cash or cash equivalents, securities issued by the U.S. government or its agencies or instrumentalities or irrevocable letters of credit. Securities lending by the Fund involves the risk that the borrower may fail to return the loaned securities or maintain the proper amount of collateral. If the borrower fails to return the loaned securities, the Fund may incur costs associated with failed trades or may be unable to participate in corporate actions.

Short-Term Trading

Securities may be sold in anticipation of a market decline or purchased in anticipation of a market rise and later sold. In addition, a security may be sold and another purchased at approximately the same time to take advantage of what the Fund believes to be a temporary disparity in the normal yield relationship between the two securities. Such trading may be expected to increase the Fund’s portfolio turnover rate and the expenses incurred in connection with such trading and may result in recognition of greater levels of short-term capital gain, which is taxed for federal income tax purposes to shareholders as ordinary income when distributed by the Fund.

Temporary Defensive Positioning

The investments and strategies described throughout the Prospectus are those the subadviser intends to use under normal circumstances. When the subadviser determines that market or other conditions warrant, the Fund may invest up to 100% of its assets in money market instruments or hold U.S. dollars. When the Fund is investing for temporary or defensive purposes, it is not pursuing its investment objective.

Other Investments

The Board may, in the future, authorize the Fund to invest in securities other than those listed here and in the Fund’s Prospectus, provided that such investment would be consistent with the Fund’s investment objective and that it would not violate any fundamental investment policies or restrictions applicable to the Fund.

INVESTMENT RESTRICTIONS

The investment objective of the Fund and investment restrictions set forth below are fundamental policies and may not be changed without the approval of a majority of the outstanding voting shares (as defined in the 1940 Act) of the Fund. Unless otherwise indicated, all percentage limitations governing the investments of the Fund apply only at the time of transaction. Accordingly, if a percentage restriction is adhered to at the time of investment, a later increase or decrease in the percentage which results from a relative change in values or from a change in the Fund’s total assets will not be considered a violation.

The Fund may not:

(1)         Purchase or sell real estate (but this restriction shall not prevent the Fund from investing directly or indirectly in portfolio instruments secured by real estate or interests therein or acquiring securities of real estate investment trusts or other issuers that deal in real estate), interests in oil, gas and/or mineral exploration or development programs or leases.

(2)         Purchase the securities of issuers conducting their principal business activities in the same industry (other than obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities) if immediately after such purchase the value of the Fund’s investments in such industry would exceed 25% of the value of the total assets of the Fund.

(3)         Act as an underwriter of securities, except that, in connection with the disposition of a security, the Fund may be deemed to be an “underwriter” as that term is defined in the 1933 Act.

(4)         As to 75% of the total assets of the Fund, purchase the securities of any one issuer (other than securities issued by the U.S. government or its agencies or instrumentalities) if immediately after such purchase, more than 5% of the value of the Fund’s total assets would be invested in securities of such issuer.

(5)         Borrow money or issue senior securities, except that the Fund may borrow from banks and enter into reverse repurchase agreements for temporary purposes in amounts up to one-third of the value of its total assets at the time of such borrowing. The Fund may not mortgage, pledge or hypothecate any assets, except in connection with any such borrowing and in amounts not in excess of the lesser of the dollar amounts borrowed or 10% of the value of the total assets of the Fund at the time of its borrowing. All borrowings will be done from a bank and asset coverage of at least 300% is required. The Fund will not purchase securities when borrowings exceed 5% of the Fund’s total assets.

(6)         Invest more than 5% of its total assets in securities of companies less than three years old. Such three-year periods shall include the operation of any predecessor trust or companies.

(7)         Purchase or sell commodities or commodity contracts, except that the Fund may enter into futures contracts and options thereon in accordance with the Fund’s investment objective and policies.

(8)         Make investments in securities for the purpose of exercising control.

(9)         Purchase the securities of any one issuer if, immediately after such purchase, the Fund would own more than 10% of the outstanding voting securities of such issuer.

(10)       Sell securities short or purchase securities on margin, except such short-term credits as are necessary for the clearance of transactions. For this purpose, the deposit or payment by the Fund for initial or maintenance margin in connection with futures contracts is not considered to be the purchase or sale of a security on margin.

(11)         Make loans, except that this restriction shall not prohibit (a) the purchase and holding of debt instruments in accordance with the Fund’s investment objective and policies, (b) the lending of portfolio securities, or (c) the entry into repurchase agreements with banks or broker-dealers.

(12)         Invest in puts, calls, straddles or combinations thereof, except to the extent disclosed in the SAI.

With respect to limitation (7) above, such limitation should not be deemed to prohibit investments in forwards, swaps or other instruments that were not deemed “commodity interests” prior to July 21, 2010.

Unless otherwise indicated, the percentage limitations contained in the Fund’s fundamental investment restrictions apply on an ongoing basis and not simply at the time a security is purchased.

TRUSTEES AND OFFICERS OF THE TRUST

Under Delaware law, the business and affairs of the Trust are managed under the direction of the Board. Information pertaining to the Trustees and officers of the Trust is set forth below. The term “officer” means the president, vice president, secretary, treasurer, controller or any other officer who performs a policy making function.

Name, Address, Age and Position(s) with Trust	Term of Office(1) and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Trusteeships/ Directorships Held by Trustee During Past Five Years	Experience, Qualifications, Attributes, Skills for Board Membership

Independent Trustees

Bruce B. Bingham c/o Aston Funds 120 N. LaSalle Street Chicago, IL 60602 Age: 67 Trustee	Since 2014	Partner, Hamilton Partners (real estate development firm) (1987-present)	72	N/A	Significant mutual fund board experience; business experience as a partner of a real estate development and investment firm; familiar with financial statements.

William E. Chapman, II c/o Aston Funds 120 N. LaSalle Street Chicago, IL 60602 Age: 74 Trustee; Independent Chairman	Since 2010	President and Owner, Longboat Retirement Planning Solutions (1998-present); formerly Trustee of Bowdoin College (2002-2013); Hewitt Associates, LLC (part time) (provider of Retirement and Investment Education Seminars) (2002-2009)	72	Director of Harding, Loevner Funds, Inc. (6 portfolios); Trustee of Third Avenue Trust (5 portfolios); Trustee of Third Avenue Variable Trust (1 portfolio);

Significant

mutual fund

board experience;

significant

executive

experience with

several financial

services firms;

continuing service

as Independent Chairman of the

Board and

Chairman of the Trust’s

Governance

Committee.

Edward J. Kaier c/o Aston Funds 120 N. LaSalle Street Chicago, IL 60602 Age: 70 Trustee	Since 2010	Attorney at Law and Partner, Teeters Harvey Marrone & Kaier LLP (2007-present); Attorney at Law and Partner, Hepburn Willcox Hamilton & Putnam, LLP (1977-2007)	72	Trustee of Third Avenue Trust (5 portfolios); Trustee of Third Avenue Variable Trust (1 portfolio);	Significant mutual fund board experience; practicing attorney; Chairman of the Trust’s Audit Committee.

Kurt Keilhacker c/o Aston Funds 120 N. LaSalle Street Chicago, IL 60602 Age: 52 Trustee	Since 2014	Managing Member, TechFund Europe (2000-present); Managing Member, TechFund Capital (1997-present); Managing Member, Clapham Partners I, LLC (2013 – present)	74	Trustee of Gordon College and Board Member for 6wind SA	Significant board experience, including as a board member of private companies; significant experience as a managing member of private companies; significant experience in the

Name, Address, Age and Position(s) with Trust	Term of Office(1) and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Trusteeships/ Directorships Held by Trustee During Past Five Years	Experience, Qualifications, Attributes, Skills for Board Membership
					venture capital industry; significant experience as co- founder of a number of technology companies.

Steven J. Paggioli c/o Aston Funds 120 N. LaSalle Street Chicago, IL 60602 Age: 65 Trustee	Since 2010	Independent Consultant (2001-present); formerly Executive Vice President and Director, The Wadsworth Group (1986-2001); Executive Vice President, Secretary and Director, Investment Company Administration, LLC (1990-2001); Vice President, Secretary and Director, First Fund Distributors, Inc. (1991-2001)	72	Trustee, Professionally Managed Portfolios (45 portfolios); Advisory Board Member, Sustainable Growth Advisors, LP; Independent Director, Chase Investment Counsel;

Significant board experience,

including as a

board member of mutual funds; significant

executive

experience with several financial services firms; former service with financial

service regulator;

Audit Committee financial expert.

Richard F. Powers III c/o Aston Funds 120 N. LaSalle Street Chicago, IL 60602 Age: 69 Trustee	Since 2014	Adjunct Professor, Boston College (2011-present)	72	Director of Ameriprise Financial Inc. (2005-2009);	Significant board experience; significant executive experience with several financial services firms; significant experience as President and Chief Executive Officer of a mutual fund complex.

Eric Rakowski c/o Aston Funds 120 N. LaSalle Street Chicago, IL 60602 Age: 57 Trustee	Since 2010	Professor, University of California at Berkeley School of Law (1990-present)	74	Director of Harding, Loevner Funds, Inc. (6 portfolios); Trustee of Third Avenue Trust (5 portfolios); Trustee of Third Avenue Variable Trust (1 portfolio);	Significant mutual fund board experience; former practicing attorney; currently professor of law.

Name, Address, Age and Position(s) with Trust	Term of Office(1) and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Trusteeships/ Directorships Held by Trustee During Past Five Years	Experience, Qualifications, Attributes, Skills for Board Membership

Victoria Sassine c/o Aston Funds 120 N. LaSalle Street Chicago, IL 60602 Age: 50 Trustee	Since 2014	Lecturer, Babson College (2007 – present)	74	N/A

Currently

professor of

finance;

significant

business and

finance

experience in strategic financial and operation management positions in a variety of

industries; accounting experience in a global accounting firm; experience as a board

member of

various organizations; Certified Public Accountant (inactive).

Thomas R. Schneeweis c/o Aston Funds 120 N. LaSalle Street Chicago, IL 60602 Age: 68 Trustee	Since 2010	Professor Emeritus, University of Massachusetts (2013-present); Director, CISDM at the University of Massachusetts, (1996-2013); President, TRS Associates (1982- present); President, Alternative Investment Analytics, LLC (formerly Schneeweis Partners, LLC) (2001-2013); Partner, S Capital Management, LLC (2007-present); Professor of Finance, University of Massachusetts (1977- 2013); Partner, White Bear Partners, LLC (2007-2010); Partner, Northampton Capital Management, LLC (2004-2010)	72	N/A	Significant mutual fund board experience; professor emeritus of finance; significant executive experience with several investment partnerships.

Interested Trustee

Christine C. Carsman(2) c/o Aston Funds 120 N. LaSalle Street Chicago, IL 60602 Age: 63	Since 2014	Senior Vice President (2007-present) and Deputy General Counsel (2011-present); Chief Regulatory Counsel (2004-2011), Vice President (2004-2007), Affiliated Managers Group, Inc.; Chief Legal Officer, Aston Funds (2010—2014); Senior Counsel, Vice President and Director of Operational Risk Management and Compliance, Wellington Management Company, LLP (1995-2004)	74	N/A	Significant business, legal and risk management experience with several financial services firms; former practicing attorney at private law firm; significant experience as Chief Legal Officer.

Name, Address, Age and Position(s) with Trust	Term of Office(1) and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Trusteeships/ Directorships Held by Trustee During Past Five Years	Experience, Qualifications, Attributes, Skills for Board Membership

Officer(s) Who Are Not Trustees

Jeffrey T. Cerutti c/o Aston Funds 120 N. LaSalle Street Chicago, IL 60602 Age: 47 President and Chief Executive Officer	Since 2015	President and Chief Executive Officer, Aston Funds (2015–present); Chief Executive Officer, Aston Asset Management, LLC (2016–present); Chief Executive Officer, AMG Funds LLC (2014–Present); Director, President and Principal, AMG Distributors, Inc. (2014–Present); President and Principal Executive Officer, AMG Funds, AMG Funds I, AMG Funds II, and AMG Funds III (2014–Present); President, VP Distributors (2011–2014); Executive Vice President, Head of Distribution, Virtus Investment Partners, Inc. (2010–2014); Managing Director, Head of Sales, UBS Global Asset Management (2001–2010)	N/A	N/A	N/A

Gerald F. Dillenburg, CPA c/o Aston Funds 120 N. LaSalle Street Chicago, IL 60602 Age: 48 Senior Vice President, Chief Operating Officer and Chief Compliance Officer	Since 1996	Chief Compliance Officer, Aston Asset Management, LLC (2006-present); Chief Financial Officer, Aston Asset Management, LLC (2006-2010)	N/A	N/A	N/A

Mark J. Duggan c/o Aston Funds 120 N. LaSalle Street Chicago, IL 60602 Age: 50 Secretary and Chief Legal Officer	Since 2015	Secretary and Chief Legal Officer, AMG Funds, AMG Funds I, AMG Funds II and AMG Funds III (2015-Present); Senior Vice President and Senior Counsel, AMG Funds LLC (2015- Present); Attorney, K&L Gates, LLP (2009- 2015)	N/A	N/A	N/A

Name, Address, Age and Position(s) with Trust	Term of Office(1) and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Trusteeships/ Directorships Held by Trustee During Past Five Years	Experience, Qualifications, Attributes, Skills for Board Membership

Laura M. Curylo, CPA c/o Aston Funds 120 N. LaSalle Street Chicago, IL 60602 Age: 46 Treasurer and Chief Financial Officer	Since 2010	Vice President and Controller, Aston Asset Management, LLC (2016-present); Chief Financial Officer, Aston Asset Management, LLC (2010-2016); Vice President and Controller, Aston Asset Management, LLC (2006-present)	N/A	N/A	N/A

(1)	A Trustee serves for an indefinite term until the earliest of: (i) removal by two-thirds of the Board or shareholders, (ii) resignation, death or incapacity, (iii) the election and qualification of his/her successor, in accordance with the Amended and Restated By-Laws of the Trust, or (iv) the last day of the fiscal year in which he/she attains the age of 75 years. Officers serve for an indefinite term until the earliest of: (i) removal by the Board, (ii) resignation, death or incapacity, or (iii) the election and qualification of their successors, in accordance with the By-Laws of the Trust.
(2)	“Interested person” of the Trust as defined in the 1940 Act. Ms. Carsman is considered an “interested person” because of her affiliation with Affiliated Managers Group, Inc., the ultimate parent of the investment adviser, and related entities.

Board of Trustees, Leadership Structure and Committees

Experience and Qualifications

The table above provides a summary of the experience, qualifications, attributes and skills of each Trustee in light of the Trust’s business and structure. The Board believes that the significance of each Trustee’s experience, qualifications, attributes or skills is an individual matter (meaning that experience that is important for one Trustee may not have the same value for another) and that these factors are best evaluated at the Board level, with no single Trustee, or particular factor, being indicative of Board effectiveness. However, the Board believes that Trustees need to be able to critically review, evaluate, question and discuss information provided to them, and to interact effectively with Trust management, service providers and counsel, in order to exercise effective business judgment in the performance of their duties. The Board believes that each of its members has these abilities based upon their skills, experience, judgment, analytical ability, diligence, ability to work effectively with other Board members, and a commitment to the interests of shareholders. Experience relevant to having these abilities may be achieved through a Trustee’s educational background; business, professional training or practice (e.g., finance or law), or academic positions; experience from service as a board member (including the Board of the Trust) or as an executive of investment funds, other financial services firms, not-for-profit entities or other organizations; and/or other life experiences.

Board Structure

The Board has general oversight responsibility with respect to the business and affairs of the Trust. Because all funds are series of the Trust, a single Board oversees the operations of all the Aston Funds. The Board establishes policies and reviews and approves contracts and their continuance. The Trustees regularly request and/or receive reports from the Adviser, the Trust’s other service providers and the Trust’s Chief Compliance Officer (the “CCO”). The Board currently is composed of ten Trustees, nine of whom are not “interested persons” (as that term is defined in the 1940 Act) and are designated in the table above as “Independent Trustees.” An Independent Trustee serves as the Chairman of the Board (the “Independent Chairman”). The Independent Chairman, among other things, chairs meetings of the

Trustees, consults with the Chief Executive Officer on the agenda, and facilitates communication among the Independent Trustees, management of the Fund and the full Board. The Board believes that a chairman without any conflicts of interests arising from a position with Trust management promotes the independent oversight function of the Board.

The Board has established three standing committees. The Audit Committee is responsible for monitoring the Fund’s accounting policies, financial reporting and internal control system; monitoring the work of the Fund’s independent accountants; and providing an open avenue of communication among the independent accountants, fund management and the Board. The Governance Committee is primarily responsible for the identification and recommendation of individuals for Board membership and other governance matters. The Governance Committee will consider nominees recommended by shareholders whose resumes have been submitted by U.S. mail or courier service to the Trust’s Secretary for the attention of the Chairman of the Governance Committee. All of the Independent Trustees serve as members of the Audit Committee, Governance Committee and Valuation Committee. Mr. Kaier serves as Chairman of the Audit Committee. Mr. Chapman serves as Chairman of the Governance Committee. The Trust’s day-to-day operations are managed by the Adviser and other service providers. The Board and the committees meet regularly throughout the year to review the Trust’s activities, including, among others, fund performance, valuation matters and compliance with regulatory requirements, and to review contractual arrangements with service providers. The Audit Committee and Governance Committee held two and meeting(s), respectively, during the fiscal year ended October 31, 2015.

Risk Oversight

Through its oversight role, through its committees and through the Trust’s officers and service providers, the Board performs a risk oversight function for the Trust consisting, among other things, of the following activities: (1) receiving and reviewing reports related to the performance and operations of the Fund at regular Board meetings, and on an ad hoc basis as needed; (2) reviewing and approving, as applicable, the compliance policies and procedures of the Trust; (3) meeting with portfolio management teams to review investment strategies, techniques and the processes used to manage related risks; (4) meeting with representatives of key service providers, including the Adviser, the Fund’s administrator (the “Administrator”), distributor, transfer agent, custodian and independent registered public accounting firm of the Fund, to review and discuss the activities of the Fund and to provide direction with respect thereto; and (5) receiving reports from the CCO on a variety of matters at regular and special meetings of the Board and its committees, as applicable, including matters relating to risk management. The Trust’s treasurer also reports regularly to the Audit Committee on the Trust’s internal controls and accounting and financial reporting policies and practices. The Audit Committee also receives reports from the Trust’s independent registered public accounting firm on internal control and financial reporting matters. On at least a quarterly basis, the Board meets with the Trust’s CCO, including separate meetings with the Independent Trustees in executive session, to discuss issues related to portfolio compliance and, on at least an annual basis, receives a report from the CCO regarding the effectiveness of the Trust’s compliance program. In addition, the Board receives reports from the Adviser and the subadviser on the investments and securities trading for the Fund. The Board also receives reports from the Trust’s primary service providers on a periodic or regular basis, including the Adviser and the Trust’s custodian, distributor and transfer agent. The Board also requires the Adviser to report to the Board on other matters relating to risk management on a regular and as needed basis, including reports on testing the compliance procedures of the Trust and its service providers.

Fund Ownership

Set forth in the table below is the dollar range of equity securities held in the Fund and the aggregate dollar range of securities in the same family of investment companies beneficially owned by each current Trustee at December 31, 2015.

Name of Trustee	Dollar Range of Equity Securities in the Small Cap Fund	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Trustee in Family of Investment Companies
Independent Trustees

Bruce B. Bingham
William E. Chapman, II
Edward J. Kaier
Kurt Keilhacker
Steven J. Paggioli
Richard F. Powers, III
Eric Rakowski
Victoria Sassine
Thomas R. Schneeweis

Interested Trustee
Christine C. Carsman

Remuneration

The Trustees of the Trust who are not affiliated with the Adviser, the Distributor or any subadviser receive an annual retainer, meeting fees and reimbursement for out-of-pocket expenses for each meeting of the Board they attend. The Independent Chairman and standing committee chairs receive an additional retainer. No officer or employee of the Adviser or any subadviser or their affiliates receives any compensation from Aston Funds for acting as a Trustee of the Trust. The officers of the Trust receive no compensation directly from Aston Funds for performing the duties of their offices, except that the Trust compensates the Administrator for providing an officer to serve as the Fund’s CCO.

The table below shows the total fees that were paid to each of the Trustees during the fiscal year ended October 31, 2015.

Trustee	Aggregate Compensation Received From the Trust	Pension or Retirement Benefits Accrued (as part of Fund Expenses)	Annual Benefits Upon Retirement	Total Compensation from Trust and Fund Complex(1)
Independent Trustees

Bruce B. Bingham	$	N/A	N/A	$
William E. Chapman, II		N/A	N/A
Edward J. Kaier		N/A	N/A
Kurt Keilhacker		N/A	N/A
Steven J. Paggioli		N/A	N/A

Trustee	Aggregate Compensation Received From the Trust	Pension or Retirement Benefits Accrued (as part of Fund Expenses)	Annual Benefits Upon Retirement	Total Compensation from Trust and Fund Complex(1)

Richard F. Powers, III		N/A	N/A
Eric Rakowski		N/A	N/A
Victoria Sassine		N/A	N/A
Thomas R. Schneeweis		N/A	N/A

Interested Trustee
Christine C. Carsman	N/A	N/A	N/A	N/A

(1)	Series of the Aston Funds were not part of the AMG Fund Complex during the 12-month period ended October 31, 2015.

As of the date of this SAI, the Trustees and officers of the Trust did not own any of the outstanding shares of the Fund. However, the Adviser owned a controlling interest in the Fund. Shareholders with a controlling interest could affect the outcome of a proxy vote or the direction of management of the Fund.

Code of Ethics

The Trust, the Adviser, the Fund’s subadviser and the principal underwriter have each adopted a code of ethics (the “Codes of Ethics”) under Rule 17j-1 of the 1940 Act. The Codes of Ethics permit personnel, subject to the Codes of Ethics and their restrictive provisions, to invest in securities, including securities that may be purchased or held by the Trust on behalf of the Fund.

PROXY VOTING POLICIES AND PROCEDURES

The Trust has delegated the voting of portfolio securities on behalf of the Fund to the subadviser. The subadviser has adopted proxy voting policies and procedures (the “Proxy Voting Policies and Procedures”) for use in connection with determining how to vote proxies related to portfolio securities, including the procedures to be used if a vote presents a conflict of interest between the interests of the Fund’s shareholders and those of the subadviser. The Proxy Voting Policies and Procedures are included under Appendix A.

Information regarding how the Trust voted proxies, on behalf of the Fund, related to portfolio securities during the most recent 12-month period ended June 30 will be available without charge on the Trust’s website at www.astonfunds.com and on the SEC’s website at www.sec.gov.

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

Listed below are the named and addresses of those shareholders who, as of                     , 2016, owned of record or beneficially 5% or more of the shares of a class of the Fund. Shareholders who have the power to vote a large percentage of shares (at least 25% of the voting shares of the Fund) of the Fund can control the Fund and determine the outcome of a shareholder meeting.

Shareholder Name and Address	Class	Shares Owned	Percent of Class

INVESTMENT ADVISORY AND OTHER SERVICES

Investment Adviser

As described in the Prospectus, the Trust employs Aston to manage the investment and reinvestment of the assets of the Fund and to continuously review, supervise and administer the Fund’s investment programs under an investment advisory agreement with respect to the Fund (the “Investment Advisory Agreement”). Pursuant to the Agreement, Aston shall also provide advice and recommendations with respect to other aspects of the business and affairs of the Fund, shall exercise voting rights and other corporate actions, and shall perform such functions of investment management and supervision as may be directed by the Board. Aston has engaged a subadviser to manage the day-to-day investment management of the Fund’s portfolio. The advisory services provided by Aston for the Fund and the fees received by it for such services are described in the Prospectus.

Aston is an indirect, wholly-owned subsidiary of Affiliated Managers Group, Inc. (“AMG”). AMG’s interests in Aston are held through AMG’s wholly-owned subsidiary, AMG Funds LLC. Aston commenced operations on December 1, 2006. AMG acquired a majority interest in Aston on April 15, 2010. On May 30, 2014, AMG exercised its call option to purchase the outstanding equity of Aston that was not then owned by AMG, making Aston an indirect, wholly-owned subsidiary of AMG. In connection with AMG’s exercise of its call option, Aston converted to a Delaware limited liability company on May 30, 2014. Aston is located at 120 North LaSalle Street, 25th Floor, Chicago, Illinois 60602. As of December 31, 2015, Aston had approximately $9.2 billion in assets under management.

AMG, a Delaware corporation with a principal place of business at 777 South Flagler Drive, West Palm Beach, Florida 33401, is an asset management company that holds interests in investment management firms. The common stock of AMG is publicly traded on the New York Stock Exchange under the symbol AMG. Pro forma for any pending investments, the aggregate assets under management of AMG’s affiliated investment management firms were approximately $             billion at December 31, 2015.

For the services provided and the expenses assumed pursuant to the Investment Advisory Agreement with Aston, Aston receives a management fee from the Fund at an annual rate based on the Fund’s average daily net assets, computed daily and payable monthly, at the following annual rate:

Fund	Gross Advisory Fee (as a percentage of average daily net assets)

ASTON Small Cap Fund	0.90%

Under the Investment Advisory Agreement, the Adviser is not liable for any error of judgment or mistake of law or for any loss suffered by the Trust or the Fund in connection with the performance of the Investment Advisory Agreement, except a loss resulting from willful misfeasance, bad faith or gross negligence on its part in the performance of its duties, or from reckless disregard of its duties and obligations thereunder.

The Investment Advisory Agreement between the Trust and Aston may be terminated with respect to the Fund by vote of the Board or by the holders of a majority of the outstanding voting securities of the Fund, at any time without penalty, upon at least 60 days’ written notice to Aston. Aston may also terminate its advisory relationship with respect to the Fund upon at least 60 days’ written notice to the Trust. The Investment Advisory Agreement terminates automatically in the event of its assignment.

Under the Investment Advisory Agreement, Aston shall: (i) manage the investment and reinvestment of the assets of the Fund, (ii) continuously review, supervise and administer the investment program of the Fund, (iii) determine, in its discretion, the assets to be held uninvested, (iv) provide the Trust with records concerning the Adviser’s activities which are required to be maintained by the Trust and (v) render regular reports to the Trust’s officers and Board concerning the Adviser’s discharge of the foregoing responsibilities. The Adviser shall discharge the foregoing responsibilities subject to the oversight of the Trust’s officers and the Board and in compliance with the objectives, policies and limitations set forth in the Trust’s then effective prospectus and SAI.

The Investment Advisory Agreement with respect to the Fund continues in effect for the Fund from year to year thereafter for so long as its continuation is approved at least annually (a) by a majority of the Trustees who are not parties to such agreement or interested persons of any such party except in their capacity as Trustees of the Fund or (b) by the shareholders of the Fund or the Board.

The Investment Advisory Agreement with Aston also provides that Aston shall have the authority, subject to applicable provisions of the 1940 Act and the regulations thereunder, to select one or more subadvisers to provide day-to-day portfolio management with respect to all or a portion of the assets of the Fund and to allocate and reallocate the assets of the Fund between and among any subadvisers so selected pursuant to a “manager-of-managers” structure. Under this structure, Aston also has the authority to retain and terminate subadvisers, engage new subadvisers and make material revisions to the terms of the sub-investment advisory agreement for the Fund (the “Sub-Investment Advisory Agreement”) subject to approval of the Board, but not shareholder approval.

As described above, Aston is paid a management fee at an annual rate based on the average daily net assets of the Fund. Out of its fee, Aston pays the subadviser. Because Aston will pay the subadviser’s fees out of its own fees from the Fund, there will not be any “duplication” of advisory fees paid by the Fund.

Aston has entered into an Expense Reimbursement Agreement with the Trust, on behalf of the Fund, through February 28, 2017, under which Aston will waive its fees and/or reimburse ordinary operating expenses to the extent that the Fund’s annual operating expense ratio, not including interest, taxes, brokerage commissions, other investment-related costs, extraordinary expenses, such as litigation and other expenses not incurred in the ordinary course of the Fund’s business and acquired fund fees and expenses, and sub-transfer agency, sub-accounting and shareholder service fees, exceeds the applicable rate shown in the table below:

Fund	Class N	Class I

ASTON Small Cap Fund	1.35%	1.10%

Aston may from time to time voluntarily waive a portion of its advisory fees with respect to the Fund and/or reimburse a portion of the Fund’s expenses. These voluntary waivers do not include fees and expenses from investing in other investment companies (acquired funds) or interest expense. Aston may terminate such voluntary waivers/reimbursements at any time.

The investment advisory fees earned by Aston for the Fund for the fiscal years ended October 31, 2015, October 31, 2014 and October 31, 2013, as well as the amount of fees waived or expenses reimbursed, are set forth below.

Fiscal Year Ended October 31,	Gross Advisory Fees	Waived Fees	Net Advisory Fees After Fee Waiver	Reimbursed Expenses
2015
2014
2013

Change in Subadviser, Change in Fund Name and Proposed Reorganization

At a meeting held on January 11, 2016, the Board of Trustees of the Trust approved the appointment of GW&K Investment Management, LLC (“GW&K” or the “Subadviser”) as subadviser to the ASTON Small Cap Fund and the reorganization of the Fund with and into AMG GW&K Small Cap Growth Fund (the “Reorganization”), subject in each case to the approval of shareholders of the Fund. If approved by the shareholders of the Fund, the Reorganization will occur as soon as practicable after shareholder approval is obtained, estimated to be on or about June 3, 2016. GW&K is located at 222 Berkeley Street, Boston, Massachusetts 02116. AMG holds an indirect, majority equity interest in GW&K.

Effective as of February 1, 2016, Aston entered into an Interim Sub-Investment Advisory Agreement with GW&K, pursuant to which GW&K will serve as subadviser to the Fund on an interim basis until the shareholder vote is completed, and the Fund changed its name to ASTON Small Cap Fund. Under the Interim Sub-Advisory Agreement, GW&K manages the portfolio of the Fund, selects investments and places all orders for purchases and sales of the Fund’s securities, subject to the general oversight of the Board and the Adviser.

The Interim Sub-Investment Advisory Agreement provides that neither the Subadviser nor any of its directors, officers, stockholders, agents or employees shall have any liability to the Fund or to the Adviser for any error of judgment, any mistake of law, or any loss arising out of any investment, or for any other act or omission in the performance by the Subadviser of its duties under the Interim Sub-Investment Advisory Agreement except for liability resulting from willful misfeasance, bad faith, or gross negligence on its part in the performance of its duties or from reckless disregard by it of its obligations and duties under the Sub-Investment Advisory Agreement.

The interim subadvisory agreement with GW&K did not require shareholder approval and has a maximum term of 150 days. The interim subadvisory agreement will automatically terminate upon the earliest to occur of (1) the closing date of the Reorganization, (2) shareholder approval and implementation of a subadvisory agreement with GW&K and (3) the expiration of the agreement’s 150-day maximum term.

A discussion regarding the Board’s basis for approving the Investment Advisory Agreement for the Fund and the Interim Sub-Investment Advisory Agreement will be available in the Fund’s next annual or semi-annual shareholder report.

GW&K Investment Management, LLC

The table below shows other accounts for which the portfolio managers of the ASTON Small Cap Fund are jointly and primarily responsible for the day-to-day portfolio management as of December 31, 2015.

Portfolio Manager	Number of Accounts Managed	Total Assets Managed (in millions)	Number of Accounts Managed with Advisory Fee Based on Performance	Assets Managed with Advisory Fee Based on Performance
Daniel L. Miller
Registered Investment Companies	4	$452	0	0
Other Pooled Investment Vehicles	1	$128	0	0
Other Accounts	5,436	$3,665	1	$183

Joseph C. Craigen
Registered Investment Companies	2	$43	0	0
Other Pooled Investment Vehicles	0	0	0	0
Other Accounts	119	$101	0	0

Material Conflicts of Interest. GW&K’s portfolio managers simultaneously manage multiple types of portfolios, including separate accounts, wrap fee programs and subadvised mutual funds, according to the same or a similar investment strategy as the Fund. However, the portfolios managed by a portfolio manager may not have portfolio compositions identical to those of the Fund managed by the portfolio manager due, for example, to specific investment limitations or guidelines present in some portfolios or funds but not others. The portfolio managers may purchase securities for one portfolio and not another portfolio, and the performance of securities purchased for one portfolio may vary from the performance of securities purchased for other portfolios. A portfolio manager may place transactions on behalf of other accounts that are directly or indirectly contrary to investment decisions made on behalf of the Fund, or make investment decisions that are similar to those made for the Fund, both of which have the potential to adversely impact the Fund depending on market conditions. For example, a portfolio manager may purchase a security in one portfolio while appropriately selling that same security in another portfolio. In addition, some of these portfolios have fee structures that are or have the potential to be higher than the subadvisory fees paid to the subadviser, which can cause potential conflicts in the allocation of investment opportunities between the Fund and the other accounts.

While GW&K has policies and procedures to help ensure accounts are treated fairly and equitably over time, not all accounts within a strategy will be managed the same at all times. Different client guidelines and/or differences within the investment strategies may lead to the use of different investment practices for accounts within the same or similar investment strategy.

Compensation. Portfolio manager compensation is a formula that balances investment management results and growth of the product. Compensation is comprised of a fixed base salary which is determined by the individual’s experience and position relative to market data, as well as a bonus that incorporates three components:

•	Performance (of strategies managed by the portfolio manager based on composite returns) Relative to Peers

•	Risk-Adjusted Performance (of strategies managed by the portfolio manager based on composite returns) Relative to applicable Benchmarks

•	Discretionary

The bonus is not based specifically on the performance of the Fund nor is it based specifically on the assets held by the Fund.

Ownership of Securities. The table below shows the dollar range of equity securities in the Fund beneficially owned by the Fund’s portfolio managers as of December 31, 2015.

	Portfolio Manager	Dollar Range of Securities in the Fund
ASTON Small Cap Fund	Daniel L. Miller	None
	Joseph C. Craigen	None

For the fiscal years ended October 31, 2015, October 31, 2014 and October 31, 2013, Aston paid the following sub-advisory fees to the Fund’s previous subadviser:

Net Fees Paid FYE October 31, 2015	Net Fees Paid FYE October 31, 2014	Net Fees Paid FYE October 31, 2013

Administrator

Under the Administration Agreement between Aston and the Trust, the Administrator is responsible for: (1) coordinating with the custodian and transfer agent and monitoring the services they provide to the Fund, (2) coordinating with and monitoring any other third parties furnishing services to the Fund, (3) providing the Fund with necessary office space, telephones and other communications facilities and personnel competent to perform administrative and clerical functions, (4) supervising the maintenance by third parties of such books and records of the Fund as may be required by applicable federal or state law, (5) preparing or supervising the preparation by third parties of all federal, state and local tax returns and reports of the Fund required by applicable law, (6) preparing and, after approval by the Fund, filing and arranging for the distribution of proxy materials and periodic reports to shareholders of the Fund as required by applicable law, (7) preparing and, after approval by the Trust, arranging for the filing of such registration statements and other documents with the SEC and other federal and state regulatory authorities as may be required by applicable law, (8) reviewing and submitting to the officers of the Trust for their approval invoices or other requests for payment of the Fund’s expenses and instructing the custodian to issue checks in payment thereof and (9) taking such other action with respect to the Trust or the Fund as may be necessary in the opinion of the Administrator to perform its duties under the Administration Agreement.

As compensation for services performed under the Administration Agreement, the Administrator receives an administration fee payable monthly at the annual rate set forth below as a percentage of the average daily net assets of the Trust.

Administration Fees

The fee schedule to the Administration Agreement is as follows:

Percentage	Average Daily Net Assets (Aggregate Aston Funds)
0.0437%	Up to $7.4 billion
0.0412%	Over $7.4 billion

The Administrator also receives a monthly base fee in the amount of $1,000 from the Fund.

The following are the total fees paid to the Administrator by the Fund for the fiscal years ended October 31, 2015, October 31, 2014 and October 31, 2013:

Administrative Fees FYE October 31, 2015	Administrative Fees FYE October 31, 2014	Administrative Fees FYE October 31, 2013

Sub-administrator

BNY Mellon Investment Servicing (US) Inc. (“BNY Mellon” or the “Sub-administrator”), 4400 Computer Drive, Westborough, Massachusetts 01581, provides certain administrative services for the Fund and Aston pursuant to a Sub-administration and Accounting Services Agreement (the “Sub-administration Agreement”) between Aston and BNY Mellon.

As Sub-administrator, BNY Mellon provides the Trust with sub-administrative services, including fund accounting, regulatory reporting, necessary office space, equipment, personnel and facilities. Compensation for these services is paid under the Sub-administration Agreement with the Administrator.

The Sub-administrator receives an administration fee payable by the Administrator. Under the terms of the Sub-administration Agreement, sub-administration fees (inclusive of tax service fees) paid by the Administrator, are accrued daily and paid monthly. The fees may be subject to an annual increase by BNY Mellon, in an amount not to exceed the cumulative percentage increase in the Consumer Price Index for All Urban Consumers (CPI-U) U.S. City Average, all items (unadjusted) published since the last such increase in fees. The most recent such annual increase was effective October 1, 2015.

Underwriter

Foreside Funds Distributors LLC (formerly, BNY Mellon Distributors, LLC) (the “Distributor”), 400 Berwyn Park, 899 Cassatt Road, Berwyn, Pennsylvania 19312, and the Trust are parties to a distribution agreement effective April 1, 2012 (the “Distribution Agreement”) under which the Distributor serves as statutory underwriter and facilitates the registration and distribution of shares of each series of the Trust on a continuous basis.

After the initial term, the Distribution Agreement shall be renewed for successive one-year terms, provided such continuance is specifically approved at least annually (i) by the Board or (ii) by a vote of a majority (as defined in the 1940 Act and Rule 18f-2 thereunder) of the outstanding voting securities of the Trust, provided that in either event the continuance is also approved by a majority of the Trustees who are not parties to the Distribution Agreement and who are not “interested persons” (as defined in the 1940 Act) of any party to the Distribution Agreement, by vote cast in person at a meeting called for the purpose of voting on such approval. The Distribution Agreement may be terminated without penalty, on at least 60 days’ written notice, by the Board, by vote of a majority (as defined in the 1940 Act and Rule 18f-2 thereunder) of the outstanding voting securities of the Trust, or by the Distributor. This Agreement will also terminate automatically in the event of its assignment (as defined in the 1940 Act and the rules thereunder).

Distribution and Services Plan

The Board has adopted a distribution and services plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act, which permits the Class N shares of the Fund to pay certain expenses associated with the distribution of Fund shares and the provision of services to shareholder accounts.

Rule 12b-1 regulates the circumstances under which an investment company may directly or indirectly bear expenses relating to the distribution of its shares. Continuance of the Plan must be approved annually by a majority of the Trustees of the Trust and by a majority of the Trustees who are not “interested persons” of the Trust or the Distributor, as that term is defined in the 1940 Act (“Independent Trustees”). In adopting the Plan, the Independent Trustees concluded in accordance with the requirements of Rule 12b-1 that there is a reasonable likelihood that the Plan will benefit the Fund and its shareholders by resulting in greater sales of Fund shares. The Plan requires that quarterly written reports of amounts spent under the Plan and the purposes of such expenditures be furnished to and reviewed by the Trustees. In accordance with Rule 12b-1 under the 1940 Act, the Plan may be terminated with respect to the Fund by a vote of a majority of the Independent Trustees, or by a vote of a majority of the outstanding shares of the Fund. The Plan may be amended by vote of the Board, including a majority of the Independent Trustees, cast in person at a meeting called for such purpose, except that any change that would effect a material increase in any distribution fee with respect to the Fund (or class) requires the approval of the Fund’s (or class’s) shareholders. All material amendments of the Plan will require approval by a majority of the Trustees of the Trust and of the Independent Trustees.

To the Trust’s knowledge, no “interested person” of the Trust, nor any Independent Trustee has a direct or indirect financial interest in the operation of the Plan.

Under the Plan, the Fund may pay amounts not exceeding, on an annual basis, 0.25% of the Fund’s average daily net assets for Class N shares. From this amount, the Distributor may make payments to financial institutions and intermediaries such as banks, savings and loan associations, insurance companies, investment counselors, broker-dealers, and the Distributor’s affiliates and subsidiaries as compensation for services, reimbursement of expenses incurred in connection with distribution assistance or provision of shareholder services. The Plan is characterized as a reimbursement plan and is directly tied to expenses incurred by the Distributor; the payments the Distributor receives during any year may not exceed its actual expenses.

Amounts spent on behalf of the Fund pursuant to such Plan during the fiscal year ended October 31, 2015 are set forth below.

12b-1 Plan Expenses
Fund—Class N Shares	Printing	Distribution Services	Compensation to Broker Dealers	Compensation to Sales Personnel

Custodian

The Bank of New York Mellon, One Wall Street, New York, New York 10286, serves as custodian of the Trust’s assets on behalf of the Fund.

Transfer Agent and Dividend Paying Agent

BNY Mellon Investment Servicing (US) Inc., 4400 Computer Drive, Westborough, Massachusetts 01581, serves as transfer agent and dividend paying agent for the Trust.

Counsel and Independent Registered Public Accounting Firm

Vedder Price P.C., with offices at 222 North LaSalle Street, Chicago, Illinois 60601, serves as counsel to the Trust.

Sullivan & Worcester LLP, with offices at 1666 K Street NW, Washington, D.C. 20006, serves as counsel to the Independent Trustees.

Ernst & Young LLP, with offices at 155 North Wacker Drive, Chicago, Illinois 60606, is the Fund’s independent registered public accounting firm.

PORTFOLIO TRANSACTIONS AND BROKERAGE COMMISSIONS

The Subadviser is responsible for decisions to buy and sell securities for the Fund, for the placement of its portfolio business transactions and the negotiation of commissions, if any, paid on such transactions. In placing trades for the Fund, the Subadviser will follow the Trust’s policy of seeking best execution of orders under the overall circumstances. Securities traded in the OTC market are generally traded on a net basis with dealers acting as principal for their own accounts without a stated commission. In OTC transactions, orders are placed directly with a principal market-maker unless a better price and execution can be obtained by using a broker. Brokerage commissions are paid on transactions in listed securities, futures contracts and options.

The Subadviser attempts to obtain the best overall price and most favorable execution of transactions in portfolio securities. However, subject to policies established by the Board, the Fund may pay a broker-dealer a commission for effecting a portfolio transaction for the Fund in excess of the amount of commission another broker-dealer would have charged if the Subadviser determines in good faith that the commission paid was reasonable in relation to the brokerage or research services provided by such broker-dealer, viewed in terms of that particular transaction or such firm’s overall responsibilities with respect to the clients, including the Fund, as to which it exercises investment discretion. In selecting and monitoring broker-dealers and negotiating commissions, consideration will be given to a broker-dealer’s reliability, the quality of its execution services on a continuing basis and its financial condition, among other things. Research services furnished by broker-dealers through whom the Fund effects securities transactions may be used by the Subadviser, as the case may be, in servicing all of their respective accounts; not all such services may be used in connection with the Fund. The term “research services” may include, but is not limited to, advice as to the value of securities; the advisability of investing in, purchasing or selling securities; the availability of securities or purchasers or sellers of securities; and analyses or reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy or the performance of accounts.

It is likely that the broker-dealers selected based on the foregoing considerations will include firms that also sell shares of the Fund to their customers.

Amounts spent on behalf of the Fund for brokerage commissions during the fiscal years ended October 31, 2015, October 31, 2014 and October 31, 2013 are set forth below.

Brokerage Commissions FYE October 31, 2015	Brokerage Commissions FYE October 31, 2014	Brokerage Commissions FYE October 31, 2013

Payments to Intermediaries

A financial intermediary may offer different classes of shares to its customers and differing services to the classes, and thus, receive compensation with respect to different classes. Intermediaries may also charge separate fees to their customers. Intermediaries that distribute Fund shares and/or provide sub-transfer agency, sub-accounting and/or shareholder services for Fund shareholder accounts may be compensated by the Adviser, in addition to any payments made by the Distributor under the Plan. These additional payments may be subject to reimbursement by the Fund, as described below, and/or they may be made by the Adviser out of its own assets, and not as additional charges to the Fund. The Fund may reimburse the Adviser for payments made to certain intermediaries that provide sub-transfer agency, sub-accounting and/or shareholder services to Fund shareholder accounts in an amount not to exceed an annual cap based on a percentage of the Fund’s average daily net assets, as approved by the Board. In addition, the Adviser may compensate intermediaries out of its own assets, and not as additional charges to the Fund, for providing distribution-related services to the Fund and/or services to Fund shareholder accounts, which may include, without limitation: (1) the sale of Fund shares, (2) sub-transfer agency, sub-accounting, administrative and shareholder processing services, and (3) marketing support, access to a third party platform, fund offering list or other marketing programs and/or “shelf space.” Payments in connection with marketing programs may include, but are not limited to, inclusion of the Fund on preferred or recommended sales lists, mutual fund “supermarket” platforms and other formal sales programs granting access to the intermediary’s sales force and obtaining other forms of marketing support. Additional payments may be a fixed dollar amount; may be based on the number of customer accounts maintained by the intermediary; may be based on a percentage of the value of shares sold to, or held by, customers of the intermediary involved; or may be calculated on another basis. Payments that are in addition to payments made by the Distributor under the Plan may represent a premium over payments made by other fund families, and intermediary investment professionals may have an added incentive to sell or recommend the Fund or share class over others offered by competing fund families. These payments may differ for the Fund within the Aston family of funds, including within the same intermediary or within the same fund at the same intermediary, or for the same fund across certain intermediaries.

A number of factors are considered in determining whether to make additional payments. Such factors may include, without limitation, the level or type of services provided by the intermediary, the level or expected level of assets or sales of shares, the Fund’s status on a preferred or recommended fund list, access to an intermediary’s personnel, and other factors. In addition to such payments, the Adviser may offer other incentives, including sponsorship of intermediary and third-party sponsored educational seminars or other events for investment professionals and clients, and payment or reimbursement of expenses, including but not limited to meals and hotel accommodations, incurred by intermediary investment professionals in connection with certain meetings held by the Trust or the Adviser for the purpose of training or education of such intermediary investment professionals.

Portfolio Turnover

The portfolio turnover rate for the Fund is calculated by dividing the lesser of purchases or sales of portfolio investments for the reporting period by the monthly average value of the portfolio investments owned during the reporting period. The calculation excludes any in-kind transfers of securities into or out of the Fund, as well as all securities, including options, whose maturities or expiration dates at the time of acquisition are one year or less. Portfolio turnover may vary greatly from year to year as well as within a particular year and may be affected by cash requirements for redemption of shares and by requirements which must be met for the Fund to receive favorable federal income tax treatment. The subadviser’s investment strategy may result in a high portfolio turnover rate. A high portfolio turnover rate (i.e., over 100%) may result in the realization of substantial net short-term capital gains and involves correspondingly greater transaction costs. Distributions derived from net short-term capital gains of the Fund (i.e., net short-term capital gain in excess of net long-term capital loss) are taxable to shareholders as ordinary income for federal income tax purposes. To the extent that net long-term capital gains (i.e., net long-term capital gain in excess of net short-term capital loss) are realized, distributions derived from such gains are generally treated as capital gain dividends for federal income tax purposes and taxed to shareholders as long-term capital gain. Because the Fund is newly organized, portfolio turnover information is not available.

DISCLOSURE OF PORTFOLIO HOLDINGS

The Fund’s portfolio holdings as of the end of each calendar month are generally posted on the Aston Funds website, www.astonfunds.com, on or about the fifteenth day after the month-end. Portfolio holdings are made available to investors and to intermediaries selling Fund shares only after their public disclosure.

The Trust’s policies and procedures governing disclosure of portfolio holdings permit nonpublic portfolio holdings to be shared with the Fund’s service providers and others who generally need access to such information in the performance of their contractual duties and responsibilities, including the Trust’s custodian, pricing services, fund accountants, Adviser, the Fund’s Subadviser, Administrator, Sub-administrator, independent public accountants, attorneys, officers and Trustees and each of their respective affiliates and advisers, and are subject to duties of confidentiality, including a duty not to trade on nonpublic information. Nonpublic portfolio holdings may also be disclosed by the Fund or its duly authorized service providers to certain third parties, including mutual fund evaluation services, rating agencies, lenders or providers of borrowing facilities, provided that (i) a good faith determination is made that the Fund has a legitimate business purpose to provide the information and the disclosure is in the Fund’s best interests; (ii) the recipient agrees not to distribute the portfolio holdings or the results of any related analysis to third parties, other departments, or persons who are likely to use the information for purposes of purchasing or selling shares of the Fund prior to the portfolio holdings becoming public information; and (iii) the recipient is subject to an obligation to maintain such information confidential. These conditions do not apply to portfolio holdings released to such third parties after they have been posted on the website.

Disclosure of the Fund’s portfolio holdings information as an exception to the Trust’s policies and procedures must be approved by the CCO or Chief Executive Officer of the Trust. No compensation or other consideration is received by the Trust or any affiliates of the Trust for disclosure of portfolio holdings. The Board receives reports of any potential exceptions to, or violations of, the Trust’s policies and procedures governing disclosure of portfolio holdings that are deemed to constitute a material compliance matter. The CCO or his designee is responsible for monitoring compliance with these procedures, including requesting information from service providers.

The Fund discloses its portfolio holdings to the extent required by law.

DESCRIPTION OF SHARES

The Fund is authorized to issue an unlimited number of shares of beneficial interest without par value. Class N shares and Class I shares are the two classes of shares currently issued by the Fund. Neither class is subject to an initial sales charge or a contingent deferred sales charge. Class N shares are subject to a 12b-1 fee with a maximum annual fee of 0.25% of average daily net assets. Because each class has different expenses, performance will vary. Shares of the Fund represent equal proportionate interests in the assets of the Fund only and have identical voting, dividend, redemption, liquidation and other rights except that Class I shares have no rights with respect to the Fund’s Plan. All shares issued are fully paid and non-assessable, and shareholders have no preemptive or other right to subscribe to any additional shares and no conversion rights.

Minimum Initial Investments

Class N shares have a minimum initial investment of $2,500 and a $50 minimum subsequent investment. The minimum initial investment for the Class N shares of the Fund by Individual Retirement Accounts, Education Savings Accounts and Uniform Gift to Minor Accounts/Uniform Transfer to Minor Accounts is $500. The subsequent minimum investment for each account type is $50.

Class I shares have a minimum initial investment of $1,000,000 and a $50 minimum subsequent investment.

For purposes of the investment minimum, the balances of Fund accounts of clients of a financial consultant may be aggregated in determining whether the minimum investment has been met. This aggregation may also be applied to the accounts of immediate family members (i.e., a person’s spouse, parents, children, siblings and in-laws). In addition, the aggregation may be applied to the related accounts of a corporation or other legal entity. The Fund may waive the minimum initial investment by obtaining a letter of intent, evidencing an investor’s intention of meeting the minimum initial investment in a specified period of time as continually reviewed and approved by the Board. The minimum investment requirement may be waived for Trustees of the Trust and employees of the Adviser and their spouses, employees of the Fund’s Subadviser and their spouses and affiliates of the Adviser. The minimum investment requirement may be waived for certain omnibus accounts, mutual fund advisory platforms and registered investment advisors, banks, trust companies or similar financial institutions investing for their own account or for the account of their clients or customers for whom such institution is exercising investment discretion, or otherwise acting on behalf of clients or customers. The minimum investment requirement may be waived for individual accounts of a financial intermediary that charges an ongoing fee for its services or offers shares through a no-load network or platform, and for accounts invested through fee-based advisory accounts, certain “wrap” programs and similar programs with approved intermediaries. The Trust reserves the right to waive the Fund’s minimum investment requirement for any reason.

There is no sales load or charge in connection with the purchase of shares. The Trust reserves the right to reject any purchase order and to suspend the offering of shares of the Fund. The Fund also reserves the right to change the initial and subsequent investment minimums.

Anti-Money Laundering Laws

The Fund is required to comply with various federal anti-money laundering laws and regulations. Consequently, the Fund may be required to “freeze” the account of a shareholder if the shareholder appears to be involved in suspicious activity or if certain account information matches information on government lists of known terrorists or other suspicious persons, or the Fund may be required to transfer the account or proceeds of the account to a government agency.

Customer Identification Program

Federal law requires the Fund to obtain, verify and record identifying information for each investor who opens or reopens an account with Aston Funds. An investor may be an individual or a person other than an individual (such as a corporation, partnership or trust). Such identifying information may include the name, residential or business street address, principal place of business, local office or other physical location (for a person other than an individual), date of birth (for an individual), social security or taxpayer identification number or other identifying information. Applications without the required information, or without any indication that a social security or taxpayer identification number has been applied for, may not be accepted. After acceptance, to the extent permitted by applicable law or its customer identification program, Aston Funds reserves the right (a) to place limits on transactions in any account until the identity of the investor is verified; or (b) to refuse an investment in Aston Funds or to involuntarily redeem an investor’s shares at the current share price and close an account in the event that an investor’s identity is not verified within 90 days regardless of the type of account. This may cause shares in the investor’s account to be redeemed at a loss. You may be subject to taxes if Aston Funds liquidates your account due to insufficient information as it relates to customer identification procedures. Aston Funds and its agents will not be responsible for any loss or adverse tax effect in an investor’s account resulting from the investor’s delay in providing all required identifying information or from closing an account and redeeming an investor’s shares when an investor’s identity cannot be verified.

Voting Rights

Each issued and outstanding full share of the Fund is entitled to one full vote and each issued and outstanding fractional share is entitled to a fractional vote. Shares of the Fund participate equally in regard to dividends, distributions and liquidations with respect to the Fund subject to preferences (such as 12b-1 fees), rights or privileges of any share class. Shareholders have equal non-cumulative voting rights. Class N shares of the Fund have exclusive voting rights with respect to the Plan for the Fund. On any matter submitted to a vote of shareholders, shares of the Fund will vote separately except when a vote of shareholders in the aggregate is required by law, or when the Trustees have determined that the matter affects the interests of more than one fund of the Aston Funds, in which case the shareholders of the Fund shall be entitled to vote thereon.

Shareholder Meetings

The Board does not intend to hold annual meetings of shareholders of the Fund. The Trust Instrument provides that the Board will call a meeting for the purpose of voting upon the question of removal of any Trustee when requested to do so by shareholders owning not less than 10% of the outstanding shares of the Fund entitled to vote. In addition, subject to certain conditions, shareholders of the Fund may apply to the Trust to communicate with other shareholders to request a shareholders’ meeting to vote upon the removal of a Trustee.

Certain Provisions of the Trust Instrument

Under Delaware law, the shareholders of the Fund will not be personally liable for the obligations of the Fund; a shareholder is entitled to the same limitation of personal liability extended to shareholders of corporations. To guard against the risk that Delaware law might not be applied in other states, the Trust Instrument requires that every written obligation of the Trust or the Fund contain a statement that such obligation may only be enforced against the assets of the Trust or Fund and provides for indemnification out of Trust or Fund property of any shareholder nevertheless held personally liable for Trust or Fund obligations.

Conduct of the Trust’s Business

Forum for Adjudication of Disputes. The Amended and Restated By-Laws of the Trust (the “By-Laws”) provide that unless the Trust consents in writing to the selection of an alternative forum, the sole and exclusive forum for (i) any action or proceeding brought on behalf of the Trust or the shareholders, (ii) any action asserting a claim of breach of a fiduciary duty owed by any Trustee, officer, or other agent of the Trust to the Trust or the Trust’s shareholders, (iii) any action asserting a claim arising pursuant to any provision of the Delaware Statutory Trust Act or the Trust Instrument or the By-Laws, (iv) any action to interpret, apply, enforce or determine the validity of the Trust Instrument or the By-Laws or any agreement contemplated by any provision of the 1940 Act, the Trust Instrument or the By-Laws, or (v) any action asserting a claim governed by the internal affairs doctrine shall be the Court of Chancery of the State of Delaware, or, if the Court of Chancery of the State of Delaware does not have jurisdiction, the Superior Court of the State of Delaware (each, a “Covered Action”). The By-Laws further provide that if any Covered Action is filed in a court other than the Court of Chancery of the State of Delaware or the Superior Court of the State of Delaware (a “Foreign Action”) in the name of any shareholder, such shareholder shall be deemed to have consented to (i) the personal jurisdiction of the Court of Chancery of the State of Delaware and the Superior Court of the State of Delaware in connection with any action brought in any such courts to enforce the preceding sentence (an “Enforcement Action”) and (ii) having service of process made upon such shareholder in any such Enforcement Action by service upon such shareholder’s counsel in the Foreign Action as agent for such shareholder.

The By-Laws provide that any person purchasing or otherwise acquiring or holding any interest in shares of beneficial interest of the Trust will be (i) deemed to have notice of and consented to the foregoing paragraph and (ii) deemed to have waived any argument relating to the inconvenience of the forum referenced above in connection with any action or proceeding described in the foregoing paragraph.

This forum selection provision may limit a shareholder’s ability to bring a claim in a judicial forum that it finds favorable for disputes with Trustees, officers or other agents of the Trust and its service providers, which may discourage such lawsuits with respect to such claims. If a court were to find the forum selection provision contained in the By-Laws to be inapplicable or unenforceable in an action, the Trust may incur additional costs associated with resolving such action in other jurisdictions.

Derivative and Direct Claims of Shareholders. The By-Laws contain provisions regarding derivative and direct claims of shareholders. As used in the By-Laws, a “direct” shareholder claim refers to (i) a claim based upon alleged violations of a shareholder’s individual rights independent of any harm to the Trust, including a shareholder’s voting rights under Article V of the By-Laws, rights to receive a dividend payment as may be declared from time to time, rights to inspect books and records, or other similar rights personal to the shareholder and independent of any harm to the Trust; and (ii) a claim for which a direct shareholder action is expressly provided under the U.S. federal securities laws. The By-Laws provide that any other claim asserted by a shareholder, including without limitation any claims purporting to be brought on behalf of the Trust or involving any alleged harm to the Trust, are considered a “derivative” claim as used in the By-Laws.

The By-Laws provide that a shareholder may not bring or maintain any court action or other proceeding asserting a derivative claim or any claim asserted on behalf or for the benefit of the Trust or involving any alleged harm to the Trust without first making demand on the Trustees requesting the Trustees to bring or maintain such action, proceeding or claim. Such demand shall not be excused under any circumstances, including claims of alleged interest on the part of the Trustees, unless the shareholder makes a specific showing that irreparable nonmonetary injury to the Trust would otherwise result. The By-Laws provide that the Trustees shall consider such demand within 90 days of its receipt by the Trust. The By-Laws provide that, the Trustees, in their sole discretion, may submit the matter to a vote of shareholders of the Trust or any series or class of shares, as appropriate. The By-Laws provide that any decision by the Trustees to bring, maintain or settle (or not to bring, maintain or settle) such court action, proceeding or claim, or to submit the matter to a vote of shareholders, shall be binding upon the shareholders, and no suit, proceeding or other action shall be commenced or maintained after a decision to reject a demand. The By-Laws provide that any Trustee acting in connection with any demand or any proceeding relating to a claim on behalf or for the benefit of the Trust who is not an “interested person” (as that term is defined in the 1940 Act) will be deemed to be independent and disinterested with respect to such demand, proceeding or claim.

The By-Laws provide that a shareholder may not bring or maintain a court action or other proceeding asserting a direct claim against the Trust, the Trustees, or officers predicated upon an express or implied right of action under the Trust Instrument or U.S. federal securities laws (excepting direct shareholder actions expressly provided by U.S. federal securities laws), unless the shareholder has obtained authorization from the Trustees to bring the action. The By-Laws provide that the requirement of authorization shall not be excused under any circumstances, including claims of alleged interest on the part of the Trustees. The By-Laws provide that the Trustees shall consider such request within 90 days after its receipt by the Trust. The By-Laws provide that the Trustees, in their sole discretion, may submit the matter to a vote of shareholders of the Trust or of any series or class of shares, as appropriate. Any decision by the Trustees to settle or to authorize (or not to settle or to authorize) such court action, proceeding or claim, or to submit the matter to a vote of shareholders, shall be binding upon the shareholder seeking authorization.

The By-Laws provide that any person purchasing or otherwise acquiring or holding any interest in shares of beneficial interest of the Trust will be deemed to have notice of and consented to the foregoing provisions. These forgoing provisions may limit a shareholder’s ability to bring a claim against the Trustees, officers or other agents of the Trust and its service providers, which may discourage such lawsuits with respect to such claims. If a court were to find that any of the foregoing provisions to be inapplicable or unenforceable in an action, the Trust may incur additional costs associated with resolving such action in other jurisdictions.

Expenses

Expenses attributable to the Trust, but not to a particular Fund, will be allocated to the Fund of the Aston Funds on the basis of relative net assets of the Fund. Similarly, expenses attributable to a particular fund, but not to a particular class thereof, will be allocated to each class of the Fund on the basis of relative net assets of the classes. General Trust expenses may include but are not limited to: insurance premiums, Trustee fees, expenses of maintaining the Trust’s legal existence and fees of industry organizations. General Fund expenses may include but are not limited to: audit fees, brokerage commissions, registration of Fund shares with the SEC, fees to the various state securities commissions, printing and postage expenses related to preparing and distributing required documents such as shareholder reports, prospectuses and proxy statements to current shareholders, fees of the Fund’s custodian, Administrator, Sub-administrator, transfer agent and other service providers, including reimbursements to the Adviser for payments made to third-party service providers that provide sub-transfer agency, sub-accounting and/or shareholder services for shareholder accounts, and costs of obtaining quotations of portfolio securities and pricing of Fund shares. Class-specific expenses relating to distribution and service fee payments associated with a Plan for a particular class of shares and other costs relating to implementing or amending such Plan (including obtaining shareholder approval of such Plan or any amendment thereto) will be borne solely by shareholders of such class. Other fees and expenses that may differ between classes may include but are not limited to, litigation or other legal expenses relating to a specific class, and expenses incurred as a result of matters relating to a specific class.

Notwithstanding the foregoing, the Adviser or other service providers may waive or reimburse the fees and expenses of a specific fund or a class or classes to the extent permitted under Rule 18f-3 under the 1940 Act.

JPMorgan Liquid Assets Money Market Fund Exchange Option

The JPMorgan Liquid Assets Money Market Fund – Agency Share Class (the “JPMorgan Fund”) is available as an exchange option for Fund shareholders, subject to the terms and conditions described in the JPMorgan Fund’s prospectus. The Administrator has entered into a Service Agreement with the distributor of the JPMorgan Fund that provides for a cash payment to the Administrator with respect to the average daily net asset value of the total number of shares of the JPMorgan Fund held by customers investing through the Aston Funds. This cash payment compensates the Administrator for providing, directly or through an agent, administrative, sub-transfer agent and other shareholder services, and not investment advisory or distribution-related services.

NET ASSET VALUE

The net asset value per share of the Fund is computed as of the close of the regular trading session on the NYSE on each day the NYSE is open for trading, typically 4:00 p.m. Eastern time. The NYSE is closed on New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

The net asset value per share is computed by adding the value of all securities and other assets in the portfolio, deducting any liabilities (expenses and fees are accrued daily) and dividing by the number of shares outstanding. The equity portfolio securities of the Fund listed or traded on a national securities exchange or reported on the NASDAQ Stock Market are valued at the last sale price or NASDAQ Official Closing Price, when appropriate. If no last sale price or NASDAQ Official Closing Price, when appropriate, is reported, the last quoted bid price may be used. Securities traded OTC are priced at the mean of the last quoted bid and ask prices. When market quotations are not readily available or are deemed unreliable, securities and other assets are valued at fair value as determined by the Trust’s Pricing Committee in accordance with guidelines adopted by the Board.

Fixed income securities are valued using evaluated mean prices obtained from independent pricing services in accordance with guidelines adopted and periodically reviewed by the Board. Exchange-listed futures are valued at the settlement price determined by the primary exchange. Options on futures are valued at the closing price on the primary market on which they are traded.

Quotations of foreign securities denominated in foreign currency are converted to U.S. dollar equivalents using spot rates obtained from an appropriate pricing service. The calculation of the net asset value of the Fund may not take place contemporaneously with the determination of the prices of certain portfolio securities of foreign issuers used in such calculation. Further, under the Trust’s procedures, the prices of foreign securities are determined using information derived from pricing services and other sources. Information that becomes known to the Trust or its agents after the time that net asset value is calculated on any Business Day may be assessed in determining net asset value per share after the time of receipt of the information, but will not be used to retroactively adjust the price of the security so determined earlier or on a prior day. Events affecting the values of portfolio securities that occur between the time their prices are determined and the close of regular trading on the NYSE (normally 4:00 p.m. Eastern time) may not be reflected in the calculation of net asset value. If events materially affecting the value of such securities occur during such period, then these securities may be valued at fair value as determined by the Trust’s Pricing Committee in accordance with guidelines adopted by the Board. The Fund has retained an independent statistical fair value pricing service to assist in the fair valuation of securities principally traded in a foreign market in order to adjust for possible changes in value that may occur between the close of the foreign exchange and the time as of which the Fund shares are priced.

REDEMPTIONS IN-KIND

Larger redemptions may be detrimental to the Fund’s existing shareholders. While the Fund intends to pay all sales proceeds in cash, the Trust, on behalf of the Fund, reserves the right to honor any request for redemption in excess of $250,000 during any 90-day period by making payment in whole or in part in the form of certain securities of the Fund chosen by the Fund and valued the same way as they are valued for purposes of computing the Fund’s net asset value. This is called “redemption-in-kind.” A shareholder may need to pay certain sales charges related to a redemption-in-kind, such as brokerage commissions, when the securities are sold. For shares that are not held in a tax deferred account, redemptions-in-kind are taxable for federal income tax purposes in the same manner as when sales proceeds are paid in cash.

DIVIDENDS

Income dividends and capital gain distributions are reinvested automatically in additional shares at net asset value, unless you elect to receive them in cash. Distribution options may be changed at any time by requesting a change in writing. Any check in payment of dividends or other distributions which cannot be delivered by the U.S. mail or which remains uncashed for a period of more than one year may be reinvested in the shareholder’s account at the then current net asset value and the dividend option may be changed from cash to reinvest. Dividends are reinvested on the ex-dividend date at the net asset value determined at the close of business on that date. Please note that shares purchased shortly before the record date for a dividend or distribution may have the effect of returning capital, although such dividends and distributions are subject to federal income taxes in the same manner as other distributions.

FEDERAL INCOME TAXES

The following is intended to be a general summary of certain federal income tax consequences of investing in the Fund. It is not intended as a complete discussion of all such consequences or a discussion of circumstances applicable to certain types of shareholders. Investors are therefore advised to consult their tax advisors before making an investment decision.

Fund Taxation

The Fund intends to qualify and to continue to qualify each year as a regulated investment company (“RIC”) under the Internal Revenue Code of 1986, as amended (the “Code”). In order to so qualify, the Fund must, among other things, (i) derive at least 90% of its gross income from dividends, interest, payments with respect to certain securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, or other income (including but not limited to gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies and net income derived from interests in qualified publicly traded partnerships, (ii) distribute at least 90% of its dividend, interest and certain other taxable income each year and 90% of its net tax exempt income and (iii) at the end of each fiscal quarter (a) maintain at least 50% of the value of its total assets in cash and cash items, U.S. government securities, securities of other RICs, and other securities of issuers which represent, with respect to each issuer, no more than 5% of the value of the Fund’s total assets and 10% of the outstanding voting securities of such issuer, and (b) have no more than 25% of the value of its total assets invested in the securities (other than those of the U.S. government or other RICs) of any one issuer or of two or more issuers which the Fund controls and which are engaged in the same, similar or related trades and businesses or in the securities of one or more qualified publicly traded partnerships. The requirements for qualification as a RIC may significantly limit the extent to which the Fund may invest in some investments.

To the extent that the Fund qualifies for treatment as a RIC, it will not be subject to federal income tax on income and gains paid to shareholders in the form of dividends or capital gains distributions.

A federal excise tax at the rate of 4% will be imposed on the excess, if any, of the Fund’s “required distribution” over actual distributions in any calendar year. Generally, the “required distribution” is 98% of the Fund’s ordinary income for the calendar year plus 98.2% of its capital gain net income recognized during the one-year period ending on October 31 plus undistributed amounts from prior years. The Fund intends to make distributions sufficient to avoid imposition of the excise tax.

If the Fund invests in certain pay-in-kind securities, zero coupon securities, deferred interest securities or, in general, any other securities with original issue discount (or with market discount if the Fund elects to include market discount in income currently), the Fund must accrue income on such investments for each taxable year, which generally will be prior to the receipt of the corresponding cash payments. However, the Fund must distribute to shareholders, at least annually, all or substantially all of its investment company taxable income (determined without regard to the deduction for dividends paid), including such accrued income, to avoid federal income and excise taxes. Therefore, the Fund may have to dispose of its portfolio securities under disadvantageous circumstances to generate cash, or may have to leverage itself by borrowing the cash, to satisfy these distribution requirements.

The Fund may acquire market discount bonds. A market discount bond is a security acquired in the secondary market at a price below its redemption value (or its adjusted issue price if it is also an original issue discount bond). If the Fund invests in a market discount bond, it generally will be required to treat any gain recognized on the disposition of such market discount bond as ordinary income (instead of capital gain) to the extent of the accrued market discount, unless the Fund elects to include the market discount in income as it accrues.

The Fund’s transactions, if any, in forward contracts, options, futures contracts and hedged investments may be subject to special provisions of the Code that, among other things, may affect the character of gain and loss realized by the Fund (i.e., may affect whether gain or loss is ordinary or capital), accelerate recognition of income to the Fund, defer the Fund’s losses, and affect whether capital gain and loss is characterized as long-term or short-term. These rules could therefore affect the character, amount and timing of distributions to shareholders. These provisions also may require the Fund to mark-to-market certain types of positions (i.e., treat them as if they were closed out), which may cause the Fund to recognize income without receiving cash with which to make distributions in amounts necessary to satisfy the distribution requirements for avoiding federal income and excise taxes. The Fund will monitor its transactions, make the appropriate tax elections, and make the appropriate entries in its books and records when it acquires any option, futures contract, forward contract, or hedged investment in order to mitigate the effect of these rules, prevent disqualification of the Fund as a RIC, and minimize the imposition of federal income and excise taxes.

If an option which the Fund has written expires on its stipulated expiration date, the Fund recognizes a short-term capital gain. If the Fund enters into a closing purchase transaction with respect to an option which the Fund has written, the Fund realizes a short-term capital gain (or loss if the cost of the closing transaction exceeds the premium received when the option was sold) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a call option which the Fund has written is exercised, the Fund realizes a capital gain or loss from the sale of the underlying security and the proceeds from such sale are increased by the premium originally received.

If an option which the Fund has purchased expires on the stipulated expiration date, the Fund realizes a short-term or long-term capital loss for federal income tax purposes in the amount of the cost of the option. If the Fund exercises a put option, it realizes a capital gain or loss (long-term or short-term, depending on the holding period of the underlying security) from the sale of the underlying security which will be decreased by the premium originally paid.

Options held by the Fund at the end of each fiscal year on a broad-based stock index are treated under the Code as Section 1256 contracts and will be required to be “marked-to-market” (i.e., treated as if they were sold) for federal income tax purposes. Sixty percent of any net gain or loss recognized on such deemed sales or on any actual sales will be treated as long-term capital gain or loss, and the remainder will be treated as short-term capital gain or loss (“60/40 gain or loss”). Certain other options, futures contracts and options on futures contracts utilized by the Fund are also Section 1256 contracts. These Section 1256 contracts held by the Fund at the end of each taxable year (and on October 31 of each year for purposes of the 4% excise tax) are also “marked-to-market” with the result that unrealized gains or losses are treated as though they were realized and the resulting gain or loss, together with the gain or loss on actual sales, is treated as a 60/40 gain or loss.

The Fund’s entry into an option or certain other transactions could be treated as the constructive sale of an appreciated financial position, causing the Fund to realize gain, but not loss, on the position.

The application of certain requirements for qualification as a RIC and the application of certain other federal income tax rules may be unclear in some respects in connection with investments in certain derivatives and other investments. As a result, the Fund may be required to limit the extent to which it invests in such investments and it is also possible that the Internal Revenue Service (the “IRS”) may not agree with the Fund’s treatment of such investments. In addition, the tax treatment of derivatives and certain other investments may be affected by future legislation, Treasury Regulations and guidance issued by the IRS (which could apply retroactively) that could affect the timing, character and amount of the Fund’s income and gains and distributions to shareholders, affect whether the Fund has made sufficient distributions and otherwise satisfied the requirements to maintain its qualification as a RIC and avoid federal income and excise taxes or limit the extent to which the Fund may invest in certain derivatives and other investments in the future.

Generally, the character of the income or capital gains that the Fund receives from another investment company will pass through to the Fund’s shareholders as long as the Fund and the other investment company each qualify as RICs. However, to the extent that another investment company that qualifies as a RIC realizes net losses on its investments for a given taxable year, the Fund will not be able to recognize its share of those losses until it disposes of shares of such investment company. Moreover, even when the Fund does make such a disposition, a portion of its loss may be recognized as a long-term capital loss, which will not be treated as favorably for federal income tax purposes as an ordinary deduction. In particular, the Fund will not be able to offset any capital losses from its dispositions of shares of other investment companies against its ordinary income. As a result of the foregoing rules, and certain other special rules, it is possible that the amounts of net investment income and net capital gains that the Fund will be required to distribute to shareholders will be greater than such amounts would have been had the Fund invested directly in the securities held by the investment companies in which it invests, rather than investing in shares of the investment companies. For similar reasons, the character of distributions from the Fund (e.g., long-term capital gain, qualified dividend income, etc.) will not necessarily be the same as it would have been had the Fund invested directly in the securities held by the investment companies in which it invests.

Under the Code, gains or losses attributable to fluctuations in exchange rates which occur between the time the Fund accrues income or receivables or accrues expenses or other liabilities denominated in a foreign currency and the time the Fund actually collects such income or pays such liabilities generally are treated as ordinary income or loss. Similarly, on disposition of debt securities denominated in a foreign currency and on disposition of certain other instruments, gains or losses attributable to fluctuations in the value of the foreign currency between the date of acquisition of the security or contract and the date of disposition also may be treated as ordinary gain or loss. These gains and losses, referred to under the Code as “Section 988” gains or losses, may increase or decrease the amount of the Fund’s investment company taxable income to be distributed to its shareholders as ordinary income.

If the Fund receives an “excess distribution” with respect to the stock of a passive foreign investment company (“PFIC”), the Fund itself may be subject to federal income tax on a portion of the excess distribution, whether or not the corresponding income is distributed by the Fund to shareholders. In general, a foreign corporation is classified as a PFIC for a taxable year if at least 50% of its assets constitute certain investment-type assets or 75% or more of its gross income is certain investment-type income.

Under the PFIC rules, an excess distribution is treated as having been realized ratably over the period during which the Fund held the PFIC stock. The Fund itself will be subject to U.S. federal income tax (including interest) on the portion, if any, of an excess distribution that is so allocated to prior taxable years. Certain distributions from a PFIC as well as gain from the sale of PFIC stock are treated as excess distributions. Excess distributions are characterized as ordinary income even though, absent application of the PFIC rules, certain excess distributions might have been classified as capital gain.

Rather than being taxed on the PFIC income as discussed above, the Fund may be eligible to elect alternative tax treatment. Under an election that currently is available in certain circumstances, the Fund generally would be required to include in its gross income its share of the PFIC’s income and net capital gain annually, regardless of whether distributions are received from the PFIC in a given year. In addition, another election may be available that would involve marking to market the Fund’s PFIC shares at the end of each taxable year (and on certain other dates prescribed in the Code), with the result that unrealized gains are treated as though they were realized and treated as ordinary income or loss (subject to certain limitations). If this election were made, federal income tax at the Fund level under the PFIC rules would generally be eliminated, but the Fund could, in limited circumstances, incur nondeductible interest charges. The Fund’s intention to qualify annually as a RIC may limit its options with respect to PFIC shares.

Because the application of the PFIC rules may affect, among other things, the character of gains and the amount of gain or loss and the timing of the recognition of income with respect to PFIC shares, and may subject the Fund itself to tax on certain income from PFIC shares, the amount that must be distributed to shareholders and that will be taxed to shareholders as ordinary income or long-term capital gain may be increased or decreased as compared to the Fund that did not invest in PFIC shares.

The Fund’s investments in REITs may result in the Fund’s receipt of cash in excess of the REIT’s earnings; if the Fund distributes these amounts, these distributions could constitute a return of capital to Fund shareholders for federal income tax purposes. Investments in REIT equity securities also may require the Fund to accrue and distribute income not yet received. To generate sufficient cash to make the requisite distributions, the Fund may be required to sell securities in its portfolio (including when it is not advantageous to do so) that it otherwise would have continued to hold. Dividends received by the Fund from a REIT will not qualify for the corporate dividends-received deduction and generally will not constitute qualified dividend income (see “Shareholder Taxation” below).

The Fund may invest in REITs that hold residual interests in real estate mortgage investment conduits (“REMICs”). Under a notice issued by the IRS, a portion of the Fund’s income from a REIT (or other pass-through entity) that is attributable to a residual interest in a REMIC (referred to in the Code as an “excess inclusion”) will be subject to federal income tax in all events. The notice provides that excess inclusion income of a RIC, such as the Fund, will be allocated to shareholders of the RIC in proportion to the dividends received by such shareholders, with the same consequences as if the shareholders held the related REMIC residual interest directly. In general, excess inclusion income allocated to shareholders (a) cannot be offset by net operating losses (subject to a limited exception for certain thrift institutions), (b) will constitute unrelated business taxable income to entities (including a qualified pension plan, an individual retirement account, a 401(k) plan, a Keogh plan or other tax-exempt entity) subject to tax on unrelated business income, thereby potentially requiring such an entity that is allocated excess inclusion income, and otherwise might not be required to file a federal income tax return, to file a tax return and pay tax on such income, and (c) in the case of a foreign shareholder, will not qualify for any reduction in U.S. federal withholding tax. In addition, if at any time during any taxable year a “disqualified organization” (as defined by the Code) is a record holder of a share in a RIC, then the RIC will be subject to a tax equal to that portion of its excess inclusion income for the taxable year that is allocable to the disqualified organization, multiplied by the highest federal income tax rate imposed on corporations.

Shareholder Taxation

Shareholders will be subject to federal income taxes on distributions made by the Fund whether received in cash or additional shares of the Fund. Distributions of net investment income (including any net short-term capital gain in excess of any net long-term capital loss), other than “qualified dividend income,” if any, will be taxable to shareholders as ordinary income. Distributions of qualified dividend income, as such term is defined in Section 1(h)(11) of the Code (generally dividends received from U.S. domestic corporations and certain qualified foreign corporations), by the Fund to its non-corporate shareholders generally will be taxed at the federal income tax rates applicable to net capital gain, provided certain holding period and other requirements described below are satisfied. Dividends received from REITs and certain foreign corporations generally will not constitute qualified dividend income. Distributions of net capital gain (the excess of net long-term capital gains over net short-term capital losses), if any, will be taxable to shareholders as long-term capital gain, without regard to how long a shareholder has held shares of the Fund. Long-term capital gains are generally taxable to individuals and other non-corporate taxpayers at a maximum federal income tax rate of 20%. Dividends paid by the Fund may also qualify in part for the 70% dividends received deduction available to corporate shareholders, provided that certain holding period and other requirements under the Code are satisfied. Generally, however, dividends received from most REITs and on stocks of foreign issuers are not eligible for the dividends received deduction when distributed to the Fund’s corporate shareholders.

To be eligible for treatment as qualified dividend income, shareholders generally must hold their shares for more than 60 days during the 121-day period beginning 60 days before the ex-dividend date. In order for dividends received by the Fund’s shareholders to be treated as qualified dividend income, the Fund must also meet holding period and other requirements with respect to such dividend paying stocks it owns. A dividend will not be treated as qualified dividend income at the Fund level if the dividend is received with respect to any share of stock held for 60 days or fewer during the 121-day period beginning on the date which is 60 days before the date on which such share becomes ex-dividend with respect to such dividend (or, in the case of certain preferred stock, 90 days or fewer during the 181-day period beginning 90 days before such date). In addition to the above holding period requirements, a dividend will not be treated as qualified dividend income (at either the Fund or shareholder level), (1) to the extent that the recipient is under an obligation (whether pursuant to a short sale or otherwise) to make related payments with respect to positions in substantially similar or related property, (2) if the recipient elects to have the dividend income treated as investment income for purposes of the limitation on deductibility of investment interest, or (3) if the dividend is received from a foreign corporation that is (a) not eligible for the benefits of a comprehensive income tax treaty with the United States (with an exception for stock that is readily tradable on an established securities market in the United States) or (b) treated as a PFIC.

If the Fund receives dividends from another investment company, including an ETF, that qualifies as a RIC and the investment company designates such dividends as qualified dividend income, then the Fund may in turn designate that portion of its distributions derived from those dividends as qualified dividend income, provided the Fund meets the holding period and other requirements with respect to its shares of the investment company.

Distributions declared by the Fund during October, November or December to shareholders of record during such month and paid by January 31 of the following year will be taxable in the year they are declared, rather than the year in which they are received. The Fund will notify its shareholders each year of the amount and type of dividends and distributions it paid.

Gain or loss realized upon a redemption or other disposition (such as an exchange) of shares of the Fund by a shareholder will generally be treated as long-term capital gain or loss if the shares have been held for more than one year and, if not held for such period, as short-term capital gain or loss. Any loss on the sale or exchange of shares held for six months or less will be treated as a long-term capital loss to the extent of any long-term capital gain dividends paid to the shareholder with respect to such shares. Any loss a shareholder realizes on a sale or exchange of shares will be disallowed if the shareholder acquires other shares of the Fund (whether through the automatic reinvestment of dividends or otherwise) or substantially identical stock or securities within a 61-day period beginning 30 days before and ending 30 days after the shareholder’s sale or exchange of the shares. In such case, the shareholder’s tax basis in the shares acquired will be adjusted to reflect the disallowed loss. Capital losses may be subject to limitations on their use by a shareholder.

When a shareholder opens an account, IRS regulations require that the shareholder provide a taxpayer identification number (TIN), certify that it is correct, and certify that he, she or it is not subject to backup withholding. If a shareholder fails to provide a TIN or the proper tax certifications, the Fund is required to withhold 28% of all distributions (including dividends and capital gain distributions) and redemption proceeds paid to the shareholder. The Fund is also required to begin backup withholding on an account if the IRS instructs it to do so. Amounts withheld may be applied to the shareholder’s federal income tax liability and the shareholder may obtain a refund from the IRS if withholding results in an overpayment of federal income tax for such year.

An additional 3.8% Medicare tax is imposed on certain net investment income (including ordinary dividends and capital gain distributions received from the Fund and net gains from redemptions or other taxable dispositions of Fund shares) of U.S. individuals, estates and trusts to the extent that such person’s “modified adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust) exceeds a threshold amount.

Foreign Taxation

Income received by the Fund from sources within foreign countries may be subject to withholding and other taxes imposed by such countries. Tax conventions between certain countries and the U.S. may reduce or eliminate such taxes. In addition, the Adviser and the Subadviser intend to manage the Fund with the intention of minimizing foreign taxation in cases where it is deemed prudent to do so. If more than 50% of the value of the Fund’s total assets at the close of its taxable year consists of stock or securities of foreign corporations, the Fund will be eligible to elect to “pass through” to the Fund’s shareholders the amount of eligible foreign income and similar taxes paid by the Fund. If this election is made, a shareholder generally subject to federal income tax will be required to include in gross income (in addition to taxable dividends actually received) his or her pro rata share of foreign taxes in computing his or her taxable income and to use such amount as a foreign tax credit against his or her U.S. federal income tax liability or deduct such amount in lieu of claiming a credit, in each case subject to certain limitations. In particular, shareholders must hold their shares (without protection from risk of loss) for more than 15 days during the 31-day period beginning 15 days before the ex-dividend date to be eligible to claim a foreign tax credit with respect to such dividend. These same holding period rules also generally apply at the Fund level; thus if the Fund makes an election to pass through foreign taxes it must also hold the stock in such foreign corporations for such specified periods. No deduction for foreign taxes may be claimed by a shareholder who does not itemize deductions. Each shareholder will be notified after the close of the Fund’s taxable year whether the foreign taxes paid by the Fund will “pass through” for that year.

Generally, a credit for foreign taxes is subject to the limitation that it may not exceed the shareholder’s U.S. federal income tax attributable to his or her total foreign source taxable income. For this purpose, if the pass-through election is made by the Fund, the source of the Fund’s income will flow through to shareholders of the Fund. Gains from the sale of securities will be treated as derived from U.S. sources and certain currency fluctuation gains, including fluctuation gains from foreign currency-denominated debt securities, receivables and payables will be treated as ordinary income derived from U.S. sources. The limitation on the foreign tax credit is applied separately to foreign source passive income. Shareholders may be unable to claim a credit for the full amount of their proportionate share of the foreign taxes paid by the Fund.

If the Fund does not satisfy the requirements for passing through to its shareholders their proportionate shares of any foreign taxes paid by the Fund, shareholders will not be required to include such taxes in their gross incomes and will not be entitled to a tax deduction or credit for such taxes on their own federal income tax returns.

Other Taxes

Dividends and distributions also may be subject to state and local taxes. Shareholders are urged to consult their tax advisers regarding the application of federal, foreign, state and local taxes to their particular situation.

The foregoing discussion relates solely to U.S. federal income tax law as applied to U.S. investors. Non-U.S. investors should consult their tax advisers concerning the tax consequences of ownership of shares of the Fund, including the possibility that distributions may be subject to a 30% U.S. withholding tax (or a reduced rate of withholding provided by an applicable treaty). However, effective for taxable years of the Fund beginning before January 1, 2015, the Fund will generally not be required to withhold tax on any amounts paid to a non-U.S. investor with respect to dividends attributable to “qualified short-term gain” (i.e., the excess of net short-term capital gain over net long-term capital loss) designated as such by the Fund and dividends attributable to certain U.S. source interest income that would not be subject to federal withholding tax if earned directly by a non-U.S. person, provided such amounts are properly designated by the Fund. The Fund may choose not to designate such amounts.

The Foreign Account Tax Compliance Act (“FATCA”) generally requires the Fund to obtain information sufficient to identify the status of each of its shareholders. If a shareholder fails to provide this information or otherwise fails to comply with FATCA, the Fund may be required to withhold under FATCA at a rate of 30% with respect to that shareholder on Fund dividends and distributions and on the proceeds of the sale, redemption, or exchange of Fund shares. The Fund may disclose the information that it receives from (or concerning) its shareholders to the IRS, non-U.S. taxing authorities or other parties as necessary to comply with FATCA, related intergovernmental agreements or other applicable law or regulation. Each investor is urged to consult its tax advisor regarding the applicability of FATCA and any other reporting requirements with respect to the investor’s own situation, including investments through an intermediary.

Special rules apply to foreign persons who receive distributions from the Fund that are attributable to gain from “United States real property interests” (“USRPIs”). The Code defines USRPIs to include direct holdings of U.S. real property and any interest (other than an interest solely as a creditor) in a “United States real property holding corporation” or former United States real property holding corporation. The Code defines a United States real property holding corporation as any corporation whose USRPIs make up 50% or more of the fair market value of its USRPIs, its interests in real property located outside the United States, plus any other assets it uses in a trade or business. In general, if the Fund is a United States real property holding company (determined without regard to certain exceptions), distributions by the Fund that are attributable to (a) gains realized on the disposition of USRPIs by the Fund and (b) distributions received by the Fund from a lower-tier RIC or REIT that the Fund is required to treat as USRPI gain in its hands will retain their character as gains realized from USRPIs in the hands of the foreign persons. (However, absent the enactment of legislation, on or after January 1, 2014, this “look-through” treatment for distributions by the Fund to foreign persons applies only to such distributions that are attributable to distributions received by the Fund from a lower-tier REIT and are required to be treated as USRPI gain in the Fund’s hands.) If the foreign shareholder holds (or has held at any time during the prior year) more than a 5% interest in a class of stock of the Fund, such distributions received by the shareholder with respect to such class of stock will be treated as gains “effectively connected” with the conduct of a “U.S. trade or business,” and subject to tax at graduated rates. Moreover, such shareholders will be required to file a U.S. income tax return for the year in which the gain was recognized and the Fund will be required to withhold 35% of the amount of such distribution. In the case of all other foreign persons (i.e., those whose interest in the Fund did not exceed 5% at any time during the prior year), the USRPI distribution will be treated as ordinary income (regardless of any designation by the Fund that such distribution is qualified short-term gain or net capital gain) and the Fund must withhold 30% (or a lower applicable treaty rate) of the amount of the distribution paid to such foreign persons. It is currently unclear whether Congress will extent the “look-through” provisions described above for distributions made on or after January 1, 2014, and what the terms of any such extension would be.

In addition, if the Fund is a United States real property holding corporation or former United States real property holding corporation, the Fund may be required to withhold U.S. tax upon a redemption of shares by a greater-than-5% shareholder that is a foreign person, and that shareholder would be required to file a U.S. income tax return for the year of the disposition of the USRPI and pay any additional tax due on the gain. Prior to January 1, 2015, no withholding is generally required with respect to amounts paid in redemption of shares of the Fund if the Fund is a domestically controlled qualified investment entity, or, in certain other limited cases, if the Fund (whether or not domestically controlled) holds substantial investments in RICs that are domestically controlled qualified investment entities. Unless legislation is enacted, beginning on January 1, 2015, such withholding will be required, without regard to whether the Fund or any RIC in which it invests is domestically controlled.

PERFORMANCE INFORMATION

From time to time, the Trust may include general comparative information, such as statistical data regarding inflation, securities indices or the features or performance of alternative investments, in advertisements, sales literature and reports to shareholders. The Trust may also include calculations in these communications, such as hypothetical compounding examples or tax-free compounding examples, which describe hypothetical investment results. Such performance examples will be based on an express set of assumptions and are not indicative of the performance of the Fund.

From time to time, the yield and total return of the Fund may be quoted in advertisements, shareholder reports or other communications to shareholders.

FINANCIAL STATEMENTS

The Fund’s audited financial statements for the fiscal year ended October 31, 2015, including the report of the independent registered public accounting firm for the Fund, are incorporated herein by reference to the Fund’s Annual Report as filed with the SEC. The Fund’s Annual and Semi-Annual Reports are available upon request and without charge.

OTHER INFORMATION

The Fund’s Prospectus and this SAI do not contain all the information included in the Registration Statement filed with the SEC under the 1933 Act with respect to the securities offered by the Trust’s Prospectus. Certain portions of the Registration Statement have been omitted from the Prospectus and this SAI pursuant to the rules and regulations of the SEC. The Registration Statement, including the exhibits filed therewith, may be examined at the office of the SEC in Washington, D.C.

Statements contained in the Prospectus or in this SAI as to the contents of any contract or other document referred to are not necessarily complete. In each instance reference is made to the copy of such contract or other document filed as an exhibit to the Registration Statement of which the Prospectus and this SAI forms a part. Each such statement is qualified in all respects by such reference.

APPENDIX A

PROXY VOTING POLICIES AND PROCEDURES

1.	Aston Funds

2.	GW&K Investment Management, LLC

ASTON FUNDS PROXY VOTING POLICIES AND PROCEDURES

1.         Definitions.

“Sub-Adviser” shall mean any investment adviser hired to implement and oversee the investment program of a respective Fund through a sub-investment advisory agreement with Aston. The term includes all sub-advisers to the Funds.

“Sub-Advisers’ Proxy Voting Policies and Procedures” shall mean the Proxy Voting Policies and Procedures of each Sub-Adviser, as amended from time to time.

“Board” shall mean the Board of Trustees of Aston Funds.

“Fund” shall mean a series of Aston Funds.

“Fund Management” shall mean the Chief Executive Officer, President or Chief Compliance Officer of Aston Funds.

“Trust” shall mean Aston Funds.

2.         Delegation of Proxy Voting Authority. The Trust has delegated to the applicable Sub-Adviser responsibility for voting all proxies for which the Fund is entitled to vote in accordance with the Proxy Voting Policies and Procedures of each Sub-Adviser, and each Sub-Adviser has accepted such delegation. Each Sub-Adviser shall provide the Board with a copy of its Proxy Voting Policies and Procedures and such other information that the Board deems necessary.

3.         Limitations on the Advisers’ Responsibilities.

(i)         Limited Value. Each Sub-Adviser may abstain from voting the Fund proxy if it concludes that the Fund’s economic interests or the value of the portfolio holding is indeterminable or insignificant.

(ii)         Unjustifiable Costs. Each Sub-Adviser may abstain from voting the Fund proxy for cost reasons (e.g., cost associated with voting proxies of non-U.S. securities). In accordance with the Sub-Adviser’s duties, it shall weigh the costs and benefits of voting proxy proposals relating to foreign securities and shall make an informed decision with respect to whether voting a given proxy proposal is prudent. The Sub-Adviser’s decision shall take into account the effect that the Fund’s vote, either by itself or together with other votes, is expected to have on the value of the Fund’s investment and whether this expected effect would outweigh the cost of voting.

(iii)         Fund Restrictions. Each Sub-Adviser shall vote Fund proxies in accordance with any applicable investment restrictions of the affected Fund.

(iv)         Board Direction. Notwithstanding the foregoing delegation to the Sub-Advisers, the Board may from time to time direct a Sub-Adviser to vote the Fund’s proxies in a manner that is different from the guidelines set forth in the Sub-Adviser’s Proxy Voting Policies and Procedures. After its receipt of any such direction, the Sub-Adviser shall follow any such direction for proxies received after its receipt of such direction.

4.         Subdelegation. Each Sub-Adviser may delegate its responsibilities under these Proxy Voting Policies and Procedures to a third party, provided that no such delegation shall relieve the Sub-

Adviser of its responsibilities hereunder and the Sub-Adviser shall retain final authority and fiduciary responsibility for proxy voting. If a Sub-Adviser delegates such responsibilities, the Sub-Adviser shall monitor the delegate’s compliance with these Proxy Voting Policies and Procedures.

5.         Proxy Voting Expense. Each Sub-Adviser shall bear all expenses associated with voting its proxies and complying with applicable laws related to voting proxies (including expenses associated with engaging third parties to vote the Fund’s proxies. Each Fund shall promptly reimburse the applicable Sub-Adviser for any out-of-pocket expenses incurred by such Sub-Adviser in performing services related to Institutional Shareholder Services, Inc. maintaining the Fund’s proxy voting records or filings on Form N-PX.

6.         Conflicts of Interest. Each Sub-Adviser shall follow the Conflict of Interest provisions set forth in its Proxy Voting Policies and Procedures. Until such time as each Sub-Adviser’s Proxy Voting Policies and Procedures address conflicts of interest, each Sub-Adviser shall comply with the following procedures: the Sub-Adviser shall review each Fund proxy to assess the extent, if any, to which there may be a material conflict between the interests of the applicable Fund on the one hand and the Sub-Adviser and its affiliates, directors, officers, employees (and other similar persons) on the other hand (a “potential conflict”). The Sub-Adviser shall perform this assessment on a proposal-by-proposal basis and a potential conflict with respect to one proposal in a proxy shall not indicate that a potential conflict exists with respect to any other proposal in such proxy. If the Sub-Adviser determines that a potential conflict may exist, it shall promptly report the matter to Fund Management. Fund Management shall determine whether a potential conflict exists and is authorized to resolve any such conflict in a manner that is in the collective best interests of the applicable Fund and Sub-Adviser’s other clients (excluding any client that may have a potential conflict). Without limiting the generality of the foregoing, Fund Management may resolve a potential conflict in any of the following manners:

(i)         If the proposal that gives rise to a potential conflict is specifically addressed in the applicable Sub-Adviser’s Proxy Voting Policies and Procedures, Fund Management may direct the Sub-Adviser to vote the proxy in accordance with the pre-determined policies and guidelines set forth in the Sub-Adviser’s Proxy Voting Policies and Procedures; provided that such pre-determined policies and guidelines involve little discretion on the part of the Sub-Adviser;

(ii)         Fund Management may disclose the potential conflict to the Board and obtain the Board’s consent before directing the Sub-Adviser to vote in the manner approved by the Board;

(iii)         Fund Management may direct the Sub-Adviser to engage an independent third-party to determine how the proxy should be voted; or

(iv)         Fund Management may direct the Sub-Adviser to establish an ethical wall or other informational barriers between the person(s) that are involved in the potential conflict and the person(s) making the voting decision in order to insulate the potential conflict from the decision maker.

Each Sub-Adviser shall use commercially reasonable efforts to determine whether a potential conflict may exist, and a potential conflict shall be deemed to exist if and only if one or more of the Sub-Adviser’s senior account representatives actually knew or reasonably should have known of the potential conflict.

7.           Approval of Material Changes. Any material changes to the Trust’s Proxy Voting Policies and Procedures shall be promptly submitted to the Board for approval. Any material changes in the applicable Sub-Adviser’s Proxy Voting Policies and Procedures shall be reported to the Board at the next quarterly meeting following such changes.

8.         Reports to the Board. At each quarterly meeting of the Board, each Sub-Adviser shall submit a report to the Board (Exhibit A) describing:

(i)         any issues arising under these Proxy Voting Policies and Procedures since the last report to the Board and the resolution of such issues, including but not limited to, information about conflicts of interest not addressed in such Policies and Procedures; and

(ii)       any proxy votes taken by the Sub-Adviser on behalf of the Funds since the last report to the Board which were exceptions from the Sub-Adviser’s Proxy Voting Policies and Procedures and the reasons for any such exceptions.

In addition, no less frequently than annually, Fund Management shall furnish to the Board, and the Board shall consider, a written report identifying any recommended changes in existing policies based upon the Sub-Advisers’ experience under these Proxy Voting Policies and Procedures and each Sub-Adviser’s Proxy Voting Policies and Procedures, evolving industry practices and developments in applicable laws or regulations.

9.         Maintenance of Records. Each Sub-Adviser shall maintain at its principal place of business the records required to be maintained by the applicable Fund with respect to proxies by the Investment Company Act of 1940, as amended, and the Investment Advisers Act of 1940, as amended, in accordance with the requirements and interpretations thereof. Each Sub-Adviser must maintain proxy statements that it receives regarding Fund securities, but need not to the extent that such proxy statements are available on the SEC’s EDGAR system. The Sub-Advisers may also rely upon a third party to maintain certain records required to be maintained by the Advisers Act and 1940 Act. Each Sub-Adviser shall maintain and provide such records to the Fund in a mutually agreeable format for filing by the Fund on Form N-PX. Each Adviser acknowledges that the records maintained under the 1940 Act are the property of the Fund and agrees to transfer such records to the Fund upon request.

Adopted: November 30, 2006

Amended: September 30, 2007

Amended: September 30, 2010

Amended: June 13, 2011

APPENDIX B

GW&K INVESTMENT MANAGEMENT, LLC

PROXY VOTING POLICIES AND PROCEDURES

May 2014

INTRODUCTION

As an investment adviser and fiduciary of client assets, GW&K recognizes its obligation to identify potential conflicts of interest associated with its business and to conduct that business with honesty and integrity. In instances when GW&K is has delegated proxy voting authority by its clients, GW&K seeks to maximize the long-term value of client assets and to cast votes believed to be fair and in the clients’ best interest. The following is a summary of the policies and procedures that govern GW&K’s proxy voting activities.

Proxy Guidelines and Proxy Voting Agent

GW&K has adopted proxy voting guidelines developed by Glass Lewis & Co. Proxies are voted on behalf of GW&K’s clients (who have delegated proxy voting authority) in accordance with those guidelines. GW&K reserves the right to cast votes contrary to the Glass Lewis & Co’s guidelines if it deems it necessary and in the best interest of its clients.

GW&K has contracted with Broadridge Financial Solutions (“Broadridge”), an independent third party service provider, to provide proxy voting services. GW&K has engaged Broadridge as its proxy voting agent to:

(1) Conduct in-depth proxy research;

(2) Process and execute proxies in connection with securities held by GW&K’s clients;

(3) Maintain appropriate records of proxy statements, research, and recommendations;

(4) Maintain appropriate records of proxy votes cast on behalf of GW&K’s clients;

(5) Complete other proxy related administrative functions.

Responsibility and Oversight

GW&K is responsible for maintaining and administering these policies and procedures. GW&K will:

(1) annually review the adequacy of these policies and procedures as well as the effectiveness of its proxy voting agent;

(2) annually review Glass Lewis & Co’s proxy voting guide lines to ensure they are ppropriately designed to meet the best interests of GW&K clients;

(3) provide clients, upon written request, these proxy voting policy and procedures, and information about how proxies were voted on their behalf;

(4) conduct a periodic review, no less often than annually, of proxy voting records to ensure that client proxies are voted in accordance with adopted guidelines; and

(5) annually review proxy voting records to ensure that records of proxy statements, research,

recommendations, and proxy votes are properly maintained by its proxy voting agent.

Conflicts of Interest

In adopting Glass Lewis & Co’s proxy voting guidelines, GW&K seeks to remove potential conflicts of interest that could otherwise potentially influence the proxy voting process. In situations where Broadridge has a potential conflict of interest with respect to a proxy it is overseeing on behalf of GW&K’s clients, Broadridge is obligated to fully or partially abstain from voting the ballot as applicable and notify GW&K. GW&K will provide the voting recommendation after a review of the measures involved. GW&K’s Chief Compliance Officer, in conjunction with appropriate GW&K investment professionals, must approve decisions made on such items prior to any votes being cast.

In rare instances when a GW&K client identifies a potential conflict of interest or otherwise requests specific consideration on a given proxy, GW&K will deviate from established guidelines for that client’s shares. GW&K’s Chief Compliance Officer will become involved in any other situation, though also expected to be rare, where GW&K takes voting discretion from the Proxy Agent.

Disclosure

Clients may obtain Glass Lewis & Co’s proxy voting guidelines or information about how GW&K voted proxies for securities held in their account by submitting a written request to:

Proxy Policy Administrator

GW&K Investment Management

222 Berkeley Street, 15th Floor

Boston, Massachusetts 02116

Recordkeeping

GW&K will maintain the following records in accordance with regulatory requirements:

(1) These policies and procedures (including any applicable amendments) which shall be made available to clients upon request;

(2) Proxy statements, research, recommendations, and records of each vote;

(3) Client written requests for proxy voting information and applicable responses by GW&K.

PART C: OTHER INFORMATION

ITEM 28.	EXHIBITS

(a) (1)	Trust Instrument dated September 10, 1993 is incorporated herein by reference to Post-Effective Amendment No. 8 to the Registration Statement as filed on April 16, 1996.

(2)	State of Delaware Certificate of Amendment to Certificate of Trust dated February 25, 1998 is incorporated herein by reference to Exhibit (a)(2) to Post-Effective Amendment No. 33 to the Registration Statement as filed on September 21, 2001.

(3)	State of Delaware Certificate of Amendment to Certificate of Trust dated September 10, 2001 is incorporated herein by reference to Exhibit (a)(3) to Post-Effective Amendment No. 33 to the Registration Statement as filed on September 21, 2001.

(4)	State of Delaware Certificate of Amendment to Certificate of Trust dated November 29, 2006 is incorporated herein by reference to Exhibit (a)(4) to Post-Effective Amendment No. 74 to the Registration Statement as filed on November 30, 2006.

(b) (1)	Amended and Restated By-Laws dated September 30, 2015 are incorporated herein by reference to Exhibit (b)(1) to Post-Effective Amendment No. 167 to the Registration Statement as filed on October 30, 2015.

(c)	Not applicable.

(d) (1)	Investment Advisory Agreement dated May 30, 2014 between Aston Funds and Aston Asset Management, LLC is incorporated herein by reference to Exhibit (d)(1) to Post-Effective Amendment No. 159 to the Registration Statement as filed on December 19, 2014.

(2)	Revised Schedules A and B to the Investment Advisory Agreement between Aston Funds and Aston Asset Management, LLC are incorporated herein by reference to Exhibit (d)(2) to Post-Effective Amendment No. 169 to the Registration Statement as filed on December 15, 2015.

(3)	Sub-Investment Advisory Agreement dated May 30, 2014 between Aston Asset Management, LLC and Montag & Caldwell, LLC, is incorporated herein by reference to Exhibit (d)(3) to Post-Effective Amendment No. 160 to the Registration Statement as filed on December 30, 2014.

(4)	Sub-Investment Advisory Agreement dated June 30, 2014 between Aston Asset Management, LLC and River Road Asset Management, LLC with respect to ASTON/River Road Dividend All Cap Value Fund, ASTON/River Road Small Cap Value Fund, ASTON/River Road Select Value Fund and ASTON/River Road Long-Short Fund is incorporated herein by reference to Exhibit (d)(4) to Post-Effective Amendment No. 160 to the Registration Statement as filed on December 30, 2014.

(5)	Revised Schedule A to the Sub-Investment Advisory Agreement dated June 30, 2014 between Aston Asset Management, LLC and River Road Asset Management, LLC is incorporated herein by reference to Exhibit (d)(5) to Post-Effective Amendment No. 167 to the Registration Statement as filed on October 30, 2015.

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(6)	Sub-Investment Advisory Agreement dated June 30, 2014 between Aston Asset Management, LLC and River Road Asset Management, LLC with respect to ASTON/River Road Dividend All Cap Value Fund II is incorporated herein by reference to Exhibit (d)(5) to Post-Effective Amendment No. 160 to the Registration Statement as filed on December 30, 2014.

(7)	Sub-Investment Advisory Agreement dated June 30, 2014 between Aston Asset Management LLC and River Road Asset Management, LLC with respect to ASTON/River Road Independent Value Fund is incorporated herein by reference to Exhibit (d)(6) to Post-Effective Amendment No. 160 to the Registration Statement as filed on December 30, 2014.

(8)	Sub-Investment Advisory Agreement dated May 30, 2014 between Aston Asset Management, LLC and Taplin, Canida, and Habacht, LLC is incorporated herein by reference to Exhibit (d)(7) to Post-Effective Amendment No. 160 to the Registration Statement as filed on December 30, 2014.

(9)	Sub-Investment Advisory Agreement dated May 30, 2014 between Aston Asset Management, LLC and Baring International Investment Limited is incorporated herein by reference to Exhibit (d)(8) to Post-Effective Amendment No. 160 to the Registration Statement as filed on December 30, 2014.

(10)	Sub-Investment Advisory Agreement dated May 30, 2014 between Aston Asset Management, LLC and Lake Partners, Inc. is incorporated herein by reference to Exhibit (d)(9) to Post-Effective Amendment No. 160 to the Registration Statement as filed on December 30, 2014.

(11)	Sub-Investment Advisory Agreement dated May 30, 2014 between Aston Asset Management, LLC and Herndon Capital Management, LLC is incorporated herein by reference to Exhibit (d)(10) to Post-Effective Amendment No. 160 to the Registration Statement as filed on December 30, 2014.

(12)	Sub-Investment Advisory Agreement dated May 30, 2014 between Aston Asset Management, LLC and DoubleLine Capital LP is incorporated herein by reference to Exhibit (d)(11) to Post-Effective Amendment No. 160 to the Registration Statement as filed on December 30, 2014.

(13)	Advisory and Sub-Advisory Fee Waiver Agreement dated March 21, 2013 by and among Aston Asset Management LLC, Aston Funds and DoubleLine Capital LP is incorporated herein by reference to Exhibit (d)(12) to Post-Effective Amendment No. 160 to the Registration Statement as filed on December 30, 2014.

(14)	Sub-Investment Advisory Agreement dated May 30, 2014 between Aston Asset Management, LLC and Silvercrest Asset Management Group LLC is incorporated herein by reference to Exhibit (d)(13) to Post-Effective Amendment No. 160 to the Registration Statement as filed on December 30, 2014.

(15)	Sub-Investment Advisory Agreement dated May 30, 2014 between Aston Asset Management, LLC and Cornerstone Investment Partners, LLC is incorporated herein by reference to Exhibit (d)(14) to Post-Effective Amendment No. 160 to the Registration Statement as filed on December 30, 2014.

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(16)	Sub-Investment Advisory Agreement dated May 30, 2014 between Aston Asset Management, LLC and Harrison Street Securities, LLC is incorporated herein by reference to Exhibit (d)(15) to Post-Effective Amendment No. 160 to the Registration Statement as filed on December 30, 2014.

(17)	Sub-Investment Advisory Agreement dated May 30, 2014 between Aston Asset Management, LLC and LMCG Investments, LLC (formerly known as Lee Munder Capital Group, LLC) is incorporated herein by reference to Exhibit (d)(16) to Post-Effective Amendment No. 160 to the Registration Statement as filed on December 30, 2014.

(18)	Sub-Investment Advisory Agreement dated May 30, 2014 between Aston Asset Management, LLC and Anchor Capital Advisors LLC is incorporated herein by reference to Exhibit (d)(17) to Post-Effective Amendment No. 160 to the Registration Statement as filed on December 30, 2014.

(19)	Sub-Investment Advisory Agreement dated May 30, 2014 between Aston Asset Management LLC and Pictet Asset Management Limited is incorporated herein by reference to Exhibit (d)(18) to Post-Effective Amendment No. 160 to the Registration Statement as filed on December 30, 2014.

(20)	Sub-Investment Advisory Agreement dated May 30, 2014 between Aston Asset Management LLC and Guardian Capital LP is incorporated herein by reference to Exhibit (d)(19) to Post-Effective Amendment No. 160 to the Registration Statement as filed on December 30, 2014.

(21)	Sub-Investment Advisory Agreement dated May 30, 2014 between Aston Asset Management, LLC and Fairpointe Capital LLC is incorporated herein by reference to Exhibit (d)(21) to Post-Effective Amendment No. 159 to the Registration Statement as filed on December 19, 2014.

(22)	Revised Schedules A and B to the Sub-Investment Advisory Agreement between Aston Asset Management, LLC and Fairpointe Capital LLC are incorporated herein by reference to Exhibit (d)(21) to Post-Effective Amendment No. 160 to the Registration Statement as filed on December 30, 2014.

(23)	Sub-Investment Advisory Agreement between Aston Asset Management, LLC and Value Partners Hong Kong Limited is incorporated herein by reference to Exhibit (d)(25) to Post-Effective Amendment No. 169 to the Registration Statement as filed on December 15, 2015.

(24)	Interim Sub-Investment Advisory Agreement between Aston Asset Management, LLC and GW&K Investment Management, LLC to be filed by amendment.

(e) (1)	Distribution Agreement between ABN AMRO Funds (currently known as Aston Funds) and ABN AMRO Distribution Services (USA), Inc. is incorporated herein by reference to Exhibit (e)(1) to Post-Effective Amendment No. 36 to the Registration Statement as filed on December 28, 2001.

(2)	Amended Schedule A to the Distribution Agreement between ABN AMRO Funds (currently known as Aston Funds) and ABN AMRO Distribution Services (USA), Inc. is

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incorporated herein by reference to Exhibit (e)(2) to Post-Effective Amendment No. 36 to the Registration Statement as filed on December 28, 2001.

(3)	Amendment No. 1 to Distribution Services Agreement is incorporated herein by reference to Exhibit (e)(3) to Post-Effective Amendment No. 47 to the Registration Statement as filed on February 28, 2003.

(4)	Amendment No. 2 to Distribution Services Agreement is incorporated herein by reference to Exhibit (e)(4) to Post-Effective Amendment No. 47 to the Registration Statement as filed on February 28, 2003.

(5)	Amendment No. 3 to Distribution Services Agreement is incorporated herein by reference to Exhibit (e)(5) to Post-Effective Amendment No. 47 to the Registration Statement as filed on February 28, 2003.

(6)	Distribution Agreement between Aston Funds and BNY Mellon Distributors, Inc. (currently known as Foreside Funds Distributors, LLC) is incorporated herein by reference to Exhibit (e)(7) to Post-Effective Amendment No. 111 to the Registration Statement as filed on August 6, 2010.

(7)	Distribution Agreement between Aston Funds and Foreside Funds Distributors, LLC is incorporated herein by reference to Exhibit (e)(7) to Post-Effective Amendment No. 144 to the Registration Statement as filed on December 28, 2012.

(8)	Revised Schedule A to the Distribution Agreement is incorporated herein by reference to Exhibit (e)(8) to Post-Effective Amendment No. 169 to the Registration Statement as filed on December 15, 2015.

(9)	Form of Selling/Services Agreement for Aston Funds is incorporated herein by reference to Exhibit (e)(8) to Post-Effective Amendment No. 108 to the Registration Statement as filed on February 26, 2010.

(10)	ABN AMRO Assignment Agreement is incorporated herein by reference to Exhibit (e)(9) to Post-Effective Amendment No. 74 to the Registration Statement as filed on November 30, 2006.

(11)	Mutual Fund Service Agent Agreement for Wrap Processing is incorporated herein by reference to Exhibit (e)(13) to Post-Effective Amendment No. 84 to the Registration Statement as filed on July 31, 2007.

(f)	Not applicable.

(g) (1)	Custodian Services Agreement dated May 5, 2003 by and between PFPC Trust Company and ABN AMRO Funds (currently known as Aston Funds) is incorporated herein by reference to Exhibit (g)(9) to Post-Effective Amendment No. 49 as filed on June 30, 2003.

(2)	Amendment to the Custodian Services Agreement is incorporated herein by reference to Exhibit (g)(2) to Post-Effective Amendment No. 58 to the Registration Statement as filed on June 23, 2005.

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(3)	Russian Addendum to the Custodian Services Agreement for Aston/Barings International Fund is incorporated herein by reference to Exhibit (g)(4) to Post-Effective Amendment No. 102 to the Registration Statement as filed on February 27, 2009.

(4)	Amendment to the Custodian Services Agreement dated December 18, 2009 is incorporated herein by reference to Exhibit (g)(6) to Post-Effective Amendment No. 108 to the Registration Statement as filed on February 26, 2010.

(5)	Letter Agreement between Aston Funds and The Bank of New York Mellon appointing The Bank of New York Mellon as Foreign Custody Manager is incorporated herein by reference to Exhibit (g)(7) to Post-Effective Amendment No. 139 to the Registration Statement as filed on February 29, 2012.

(6)	Amended and Restated Exhibit A to the Letter Agreement between Aston Funds and The Bank of New York Mellon appointing The Bank of New York Mellon as Foreign Custody Manager is incorporated herein by reference to Exhibit (g)(6) to Post-Effective Amendment No. 169 to the Registration Statement as filed on December 15, 2015.

(7)	Amendment to Custodian Services Agreement dated July 1, 2012 is incorporated herein by reference to Exhibit (g)(7) to Post-Effective Amendment No. 144 to the Registration Statement as filed on December 28, 2012.

(8)	Amendment to Custodian Services Agreement dated December 19, 2014 is incorporated herein by reference to Exhibit (g)(8) to Post-Effective Amendment No. 160 to the Registration Statement as filed on December 30, 2014.

(9)	Amended and Restated Exhibit A to the Custodian Services Agreement is incorporated herein by reference to Exhibit (g)(9) to Post-Effective Amendment No. 169 to the Registration Statement as filed on December 15, 2015.

(h) (1)	Transfer Agency Services Agreement between Alleghany Funds (currently known as Aston Funds) and PFPC Inc. (currently known as BNY Mellon Investment Servicing (US) Inc.), dated April 1, 2000, is incorporated herein by reference to Exhibit (h)(1) to Post-Effective Amendment No. 22 to the Registration Statement as filed on June 30, 2000.

(2)	Amendment No. 1 to the Transfer Agency Services Agreement is incorporated herein by reference to Exhibit (h)(2) to Post-Effective Amendment No. 22 to the Registration Statement as filed on June 30, 2000.

(3)	Amendment No. 2 to the Transfer Agency Services Agreement is incorporated herein by reference to Post-Effective Amendment No. 26 to the Registration Statement as filed on March 1, 2001.

(4)	Amendment No. 3 to the Transfer Agency Services Agreement is incorporated herein by reference to Exhibit (h)(4) to Post-Effective Amendment No. 51 to the Registration Statement as filed on February 27, 2004.

(5)	Amendment No. 4 to the Transfer Agency Services Agreement is incorporated herein by reference to Exhibit (h)(5) to Post-Effective Amendment No. 51 to the Registration Statement as filed on February 27, 2004.

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(6)	Amendment No. 5 to the Transfer Agency Services Agreement is incorporated herein by reference to Exhibit (h)(6) to Post-Effective Amendment No. 51 to the Registration Statement as filed on February 27, 2004.

(7)	Amendment No. 6 to the Transfer Agency Services Agreement is incorporated herein by reference to Exhibit (h)(7) to Post-Effective Amendment No. 51 to the Registration Statement as filed on February 27, 2004.

(8)	Compliance Support Services Amendment to Transfer Agency Services Agreement is incorporated herein by reference as Exhibit (h)(9) to Post-Effective Amendment No. 55 to the Registration Statement as filed on December 29, 2004.

(9)	Anti-Money Laundering and Privacy Amendment to the Transfer Agency Services Agreement is incorporated herein by reference to Exhibit (h)(9) to Post-Effective Amendment No. 56 to the Registration Statement as filed on February 25, 2005.

(10)	Customer Identification Services Amendment to Transfer Agency Services Agreement is incorporated herein by reference to Exhibit (h)(10) to Post-Effective Amendment No. 56 to the Registration Statement as filed on February 25, 2005.

(11)	Amendment to the Transfer Agency Services Agreement is incorporated herein by reference to Exhibit (h)(12) to Post-Effective Amendment No. 58 to the Registration Statement as filed on June 23, 2005.

(12)	Section 312 Foreign Financial Institution Amendment to the Transfer Agency Services Agreement is incorporated herein by reference to Exhibit (h)(15) to Post-Effective Amendment No. 76 to the Registration Statement as filed on December 22, 2006.

(13)	Amendment to Transfer Agency Services Agreement Regarding Red Flag Services is incorporated herein by reference to Exhibit (h)(15) to Post-Effective Amendment No. 106 to the Registration Statement as filed on December 30, 2009.

(14)	Amendment to the Transfer Agency Services Agreement dated December 18, 2009 is incorporated herein by reference to Exhibit (h)(14) to Post-Effective Amendment No. 108 to the Registration Statement as filed on February 26, 2010.

(15)	Amendment to Transfer Agency Services Agreement dated July 1, 2012 is incorporated herein by reference to Exhibit (h)(16) to Post-Effective Amendment No. 144 to the Registration Statement as filed on December 28, 2012.

(16)	Amendment to Transfer Agency Services Agreement, including Forms of Amended Exhibit A and Amended Exhibit B thereto, is incorporated herein by reference to Exhibit (h)(16) to Post-Effective Amendment No. 169 to the Registration Statement as filed on December 15, 2015.

(17)	Administration Agreement between Alleghany Funds (currently known as Aston Funds) and Alleghany Investment Services, Inc. dated June 17, 1999, is incorporated herein by reference to Exhibit (h) to Post-Effective Amendment No. 17 to the Registration Statement as filed on June 28, 1999.

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(18)	Amendment No. 1 to the Administration Agreement is incorporated herein by reference to Exhibit (h)(3) to Post-Effective Amendment No. 22 to the Registration Statement as filed on June 30, 2000.

(19)	Amendment No. 2 to the Administration Agreement is incorporated herein by reference to Exhibit (h) to Post-Effective Amendment No. 24 to the Registration Statement as filed on December 29, 2000.

(20)	Amendment No. 3 to the Administration Agreement is incorporated herein by reference to Exhibit (h)(9) to Post-Effective Amendment No. 36 to the Registration Statement as filed on December 28, 2001.

(21)	Amendment No. 4 to the Administration Agreement is incorporated herein by reference to Exhibit (h)(10) to Post-Effective Amendment No. 36 to the Registration Statement as filed on December 28, 2001.

(22)	Amendment No. 5 to the Administration Agreement is incorporated herein by reference to Exhibit (h)(13) to Post-Effective Amendment No. 47 to the Registration Statement as filed on February 28, 2003.

(23)	Amendment No. 6 to the Administration Agreement is incorporated herein by reference to Exhibit (h)(14) to Post-Effective Amendment No. 47 to the Registration Statement as filed on February 28, 2003.

(24)	Amendment No. 7 to the Administration Agreement is incorporated herein by reference to Exhibit (h)(15) to Post-Effective Amendment No. 47 to the Registration Statement as filed on February 28, 2003.

(25)	Amendment No. 8 to the Administration Agreement is incorporated herein by reference to Exhibit (h)(19) to Post-Effective Amendment No. 50 to the Registration Statement as filed on December 30, 2003.

(26)	Amendment No. 9 to the Administration Agreement is incorporated herein by reference to Exhibit (h)(20) to Post-Effective Amendment No. 51 to the Registration Statement as filed on February 27, 2004.

(27)	Amendment No. 10 to the Administration Agreement is incorporated herein by reference to Exhibit (h)(24) to Post-Effective Amendment No. 58 to the Registration Statement as filed on June 23, 2005.

(28)	Amendment No. 11 to the Administration Agreement is incorporated herein by reference to Exhibit (h)(28) to Post-Effective Amendment No. 144 to the Registration Statement as filed on December 28, 2012.

(29)	Revised Schedule C to the Administration Agreement is incorporated herein by reference to Exhibit (h)(29) to Post-Effective Amendment No. 169 to the Registration Statement as filed on December 15, 2015.

(30)	Sub-Administration and Accounting Services Agreement between Alleghany Investment Services Inc. and PFPC Inc. (currently known as BNY Mellon Investment Servicing (US)

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Inc.), dated April 1, 2000, is incorporated herein by reference to Exhibit (h)(4) to Post-Effective Amendment No. 22 to the Registration Statement as filed on June 30, 2000.

(31)	Amendment No. 1 to the Sub-Administration and Accounting Services Agreement is incorporated herein by reference to Exhibit (h)(5) to Post-Effective Amendment No. 22 to the Registration Statement as filed on June 30, 2000.

(32)	Amendment No. 2 to the Sub-Administration and Accounting Services Agreement is incorporated herein by reference to Post-Effective Amendment No. 26 to the Registration Statement as filed on March 1, 2001.

(33)	Amendment No. 3 to the Sub-Administration and Accounting Services Agreement is incorporated herein by reference to Exhibit (h)(24) to Post-Effective Amendment No. 56 to the Registration Statement as filed on February 25, 2005.

(34)	Amendment No. 4 to the Sub-Administration and Accounting Services Agreement is incorporated herein by reference to Exhibit (h)(25) to Post-Effective Amendment No. 56 to the Registration Statement as filed on February 25, 2005.

(35)	Amendment No. 5 to the Sub-Administration and Accounting Services Agreement is incorporated herein by reference to Exhibit (h)(26) to Post-Effective Amendment No. 56 to the Registration Statement as filed on February 25, 2005.

(36)	Amendment No. 6 to the Sub-Administration and Accounting Services Agreement is incorporated herein by reference to Exhibit (h)(27) to Post-Effective Amendment No. 56 to the Registration Statement as filed on February 25, 2005.

(37)	Amendment to Sub-Administration and Accounting Services Agreement is incorporated herein by reference to Exhibit (h)(29) to Post-Effective Amendment No. 56 to the Registration Statement as filed on February 25, 2005.

(38)	Amendment to the Sub-Administration and Accounting Services Agreement is incorporated herein by reference to Exhibit (h)(35) to Post-Effective Amendment No. 58 to the Registration Statement as filed on June 23, 2005.

(39)	Revised Schedule B to the Sub-Administration and Accounting Services Agreement is incorporated herein by reference to Exhibit (h)(36) to Post-Effective Amendment No. 97 to the Registration Statement as filed on February 28, 2008.

(40)	Amendment to the Sub-Administration and Accounting Services Agreement is incorporated herein by reference to Exhibit (h)(35) to Post-Effective Amendment No. 102 to the Registration Statement as filed on February 27, 2009.

(41)	Amendment to the Sub-Administration and Accounting Services Agreement is incorporated herein by reference to Exhibit (h)(36) to Post-Effective Amendment No. 104 to the Registration Statement as filed on October 5, 2009.

(42)	Amendment to the Sub-Administration and Accounting Services Agreement is incorporated herein by reference to Exhibit (h)(41) to Post-Effective Amendment No. 108 to the Registration Statement as filed on February 26, 2010.

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(43)	Amendment to the Sub-Administration and Accounting Services Agreement dated July 1, 2012 is incorporated herein by reference to Exhibit (h)(44) to Post-Effective Amendment No. 144 to the Registration Statement as filed on December 28, 2012.

(44)	Amendment to the Sub-Administration and Accounting Services Agreement dated June 1, 2013 is incorporated herein by reference to Exhibit (h)(45) to Post-Effective Amendment No. 151 to the Registration Statement as filed on February 28, 2014.

(45)	Amended and Restated Exhibit A to the Sub-Administration and Accounting Services Agreement is incorporated herein by reference to Exhibit (h)(45) to Post-Effective Amendment No. 169 to the Registration Statement as filed on December 15, 2015.

(46)	Expense Reimbursement Agreement dated as of May 30, 2014 by and between Aston Funds and Aston Asset Management, LLC is incorporated herein by reference to Exhibit (h)(46) to Post-Effective Amendment No. 159 to the Registration Statement as filed on December 19, 2014.

(47)	Amended and Restated Schedule A to the Expense Reimbursement Agreement is incorporated herein by reference to Exhibit (h)(47) to Post-Effective Amendment No. 169 to the Registration Statement as filed on December 15, 2015.

(48)	Expense Reimbursement Agreement by and between Aston Funds, on behalf of ASTON/Small Cap Fund (formerly ASTON/TAMRO Small Cap Fund), and Aston Asset Management, LLC to be filed by amendment.

(i)	Opinion of Vedder Price P.C. to be filed by amendment.

(j)	Consent of Independent Registered Public Accounting Firm to be filed by amendment.

(k)	Not applicable.

(l)	Not applicable.

(m) (1)	Distribution and Services Plan pursuant to Rule 12b-1 is incorporated herein by reference to Exhibit (m)(1) to Post-Effective Amendment No. 33 to the Registration Statement as filed on September 21, 2001.

(2)	Amended Schedule A to Distribution and Services Plan pursuant to Rule 12b-1 is incorporated herein by reference to Exhibit (m)(2) to Post-Effective Amendment No. 36 to the Registration Statement as filed on December 28, 2001.

(3)	Distribution and Services Plan dated June 21, 2001, and amended December 20, 2001 and March 21, 2002, pursuant to Rule 12b-1 is incorporated herein by reference to Exhibit (m)(3) to Post-Effective Amendment No. 43 to the Registration Statement as filed on July 3, 2002.

(4)	Distribution and Services Plan dated June 20, 2002, pursuant to Rule 12b-1 is incorporated herein by reference to Exhibit (m)(4) to Post-Effective Amendment No. 43 to the Registration Statement as filed on July 3, 2002.

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(5)	Revised Schedule A to Distribution and Services Plan pursuant to Rule 12b-1 is incorporated herein by reference to Exhibit (m)(5) to Post-Effective Amendment No. 169 to the Registration Statement as filed on December 15, 2015.

(6)	Amended and Restated Distribution and Services Plan pursuant to Rule 12b-1 is incorporated herein by reference to Exhibit (m)(2) to Post-Effective Amendment No. 33 to the Registration Statement as filed on September 21, 2001.

(7)	Amended and Restated Distribution and Services Plan pursuant to Rule 12b-1 is incorporated herein by reference to Exhibit (m)(10) to Post-Effective Amendment No. 45 to the Registration Statement as filed on October 28, 2002.

(8)	Revised Schedule A to Amended and Restated Distribution and Services Plan pursuant to Rule 12b-1 is incorporated herein by reference to Exhibit (m)(8) to Post-Effective Amendment No. 151 to the Registration Statement as filed on February 28, 2014.

(9)	Revised Schedule A to Amended and Restated Distribution and Services Plan pursuant to Rule 12b-1 is incorporated herein by reference to Exhibit (m)(9) to Post-Effective Amendment No. 144 to the Registration Statement as filed on December 28, 2012.

(n) (1)	Multiple Class Plan pursuant to Rule 18f-3 is incorporated herein by reference to Exhibit (n) to Post-Effective Amendment No. 33 to the Registration Statement as filed on September 21, 2001.

(2)	Amended Schedule A to Multiple Class Plan pursuant to Rule 18f-3 is incorporated herein by reference to Exhibit (n)(2) to Post-Effective Amendment No. 36 to the Registration Statement as filed on December 28, 2001.

(3)	Amended Schedule A to Multiple Class Plan pursuant to Rule 18f-3 is incorporated herein by reference to Exhibit (n)(3) to Post-Effective Amendment No. 43 to the Registration Statement as filed on July 3, 2002.

(4)	Amended Multiple Class Plan pursuant to Rule 18f-3 is incorporated herein by reference to Exhibit (n)(4) to Post-Effective Amendment No. 43 to the Registration Statement as filed on July 3, 2002.

(5)	Amended Multiple Class Plan pursuant to Rule 18f-3 is incorporated herein by reference to Exhibit (n)(5) to Post-Effective Amendment No. 45 to the Registration Statement as filed on October 28, 2002.

(6)	Amended Schedule A to Multiple Class Plan pursuant to Rule 18f-3 is incorporated herein by reference to Exhibit (n)(6) to Post-Effective Amendment No. 129 to the Registration Statement as filed on May 27, 2011.

(7)	Amended and Restated Multiple Class Plan pursuant to Rule 18f-3 is incorporated herein by reference to Exhibit (n)(7) to Post-Effective Amendment No. 133 to the Registration Statement as filed on July 13, 2011.

(o) (1)	Power of Attorney dated June 24, 2010 is incorporated herein by reference to Exhibit (o)(1) to Post-Effective Amendment No. 111 to the Registration Statement as filed on August 6, 2010.

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(2)	Power of Attorney dated April 17, 2014 is incorporated herein by reference to Exhibit (o)(2) to Post-Effective Amendment No. 156 to the Registration Statement as filed on May 12, 2014.

(p) (1)	Amended Code of Ethics of Aston Funds is incorporated herein by reference to Exhibit (p)(2) to Post-Effective Amendment No. 116 to the Registration Statement as filed on October 20, 2010.

(2)	Amended Code of Ethics of River Road Asset Management, LLC is incorporated herein by reference to Exhibit (p)(2) to Post-Effective Amendment No. 160 to the Registration Statement as filed on December 30, 2014.

(3)	Amended and Restated Code of Ethics of Aston Asset Management, LP (currently known as Aston Asset Management, LLC) is incorporated herein by reference to Exhibit (p)(7) to Post-Effective Amendment No. 133 to the Registration Statement as filed on July 13, 2011.

(4)	Amended Code of Ethics of Taplin, Canida & Habacht, LLC is incorporated herein by reference to Exhibit (p)(8) to Post-Effective Amendment No. 123 to the Registration Statement as filed on February 28, 2011.

(5)	Amended Code of Ethics of Baring International Investment Limited is incorporated herein by reference to Exhibit (p)(5) to Post-Effective Amendment No. 151 to the Registration Statement as filed on February 28, 2014.

(6)	Amended Code of Ethics and Standards of Practice of Montag & Caldwell LLC is incorporated herein by reference to Exhibit (p)(7) to Post-Effective Amendment No. 151 to the Registration Statement as filed on February 28, 2014.

(7)	Code of Ethics of Lake Partners, Inc. is incorporated herein by reference to Exhibit (p)(17) to Post-Effective Amendment No. 103 to the Registration Statement as filed on March 30, 2009.

(8)	Amended Code of Ethics of Herndon Capital Management, LLC is incorporated herein by reference to Exhibit (p)(9) to Post-Effective Amendment No. 160 to the Registration Statement as filed on December 30, 2014.

(9)	Amended Code of Ethics of DoubleLine Capital LP is incorporated herein by reference to Exhibit (p)(10) to Post-Effective Amendment No. 160 to the Registration Statement as filed on December 30, 2014.

(10)	Code of Ethics of Silvercrest Asset Management Group LLC is incorporated herein by reference to Exhibit (p)(22) of Post-Effective Amendment No. 136 to the Registration Statement as filed on December 21, 2011.

(11)	Code of Ethics of Fairpointe Capital LLC is incorporated herein by reference to Exhibit (p)(18) to Post-Effective Amendment No. 137 to the Registration Statement as filed on December 30, 2011.

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(12)	Code of Ethics of Cornerstone Investment Partners, LLC is incorporated herein by reference to Exhibit (p)(19) to Post-Effective Amendment No. 137 to the Registration Statement as filed on December 30, 2011.

(13)	Amended Code of Ethics of Harrison Street Securities, LLC is incorporated herein by reference to Exhibit (p)(14) to Post-Effective Amendment No. 151 to the Registration Statement as filed on February 28, 2014.

(14)	Amended Code of Ethics of LMCG Investments, LLC (formerly known as Lee Munder Capital Group, LLC) is incorporated herein by reference to Exhibit (p)(15) to Post-Effective Amendment No. 151 to the Registration Statement as filed on February 28, 2014.

(15)	Amended Code of Ethics of Anchor Capital Advisors LLC is incorporated herein by reference to Exhibit (p)(18) to Post-Effective Amendment No. 144 to the Registration Statement as filed on December 28, 2012.

(16)	Code of Ethics of Pictet Asset Management Limited is incorporated herein by reference to Exhibit (p)(17) to Post-Effective Amendment No. 154 to the Registration Statement as filed on April 9, 2014.

(17)	Amended Code of Ethics of Guardian Capital LP is incorporated herein by reference to Exhibit (p)(18) to Post-Effective Amendment No. 160 to the Registration Statement as filed on December 30, 2014.

(18)	Code of Ethics of Value Partners Hong Kong Limited to be filed by amendment.

(19)	Code of Ethics of GW&K Investment Management, LLC to be filed by amendment.

ITEM 29.	PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE FUND

None.

ITEM 30.	INDEMNIFICATION

Section 10.2 of the Registrant’s Trust Instrument provides as follows:

10.2    Indemnification. Aston Funds (the “Trust”) shall indemnify each of its Trustees against all liabilities and expenses (including amounts paid in satisfaction of judgments, in compromise, as fines and penalties, and as counsel fees) reasonably incurred by him in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, in which he may be involved or with which he may be threatened, while as a Trustee or thereafter, by reason of his being or having been such a Trustee except with respect to any matter as to which he shall have been adjudicated to have acted in bad faith, willful misfeasance, gross negligence or reckless disregard of his duties, provided that as to any matter disposed of by a compromise payment by such person, pursuant to a consent decree or otherwise, no indemnification either for said payment or for any other expenses shall be provided unless the Trust shall have received a written opinion from independent legal counsel approved by the Trustees to the effect that if either the matter of willful misfeasance, gross negligence or reckless disregard of duty, or the matter of bad faith had been adjudicated, it would in the opinion of such counsel have been adjudicated in favor of such person. The rights accruing to any person under these provisions shall not exclude any other right to which he may be lawfully entitled, provided that no person may satisfy any

12

right of indemnity or reimbursement hereunder except out of the property of the Trust. The Trustees may make advance payments in connection with the indemnification under this Section 10.2, provided that the indemnified person shall have given a written undertaking to reimburse the Trust in the event it is subsequently determined that he is not entitled to such indemnification.

The Trust shall indemnify officers, and shall have the power to indemnify representatives and employees of the Trust, to the same extent that Trustees are entitled to indemnification pursuant to this Section 10.2.

Insofar as indemnification for liability arising under the 1933 Act may be permitted to trustees, officers and controlling persons of Registrant pursuant to the foregoing provisions, or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in that Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a trustee, officer or controlling person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in that Act and will be governed by the final adjudication of such issue.

Section 10.3 of the Registrant’s Trust Instrument, also provides for the indemnification of shareholders of the Registrant. Section 10.3 states as follows:

10.3    Shareholders. In case any Shareholder or former Shareholder of any Series shall be held to be personally liable solely by reason of his being or having been a shareholder of such Series and not because of his acts or omissions or for some other reason, the Shareholder or former Shareholder (or his heirs, executors, administrators or other legal representatives or, in the case of a corporation or other entity, its corporate or other general successor) shall be entitled out of the assets belonging to the applicable Series to be held harmless from and indemnified against all loss and expense arising from such liability. The Trust, on behalf of the affected Series, shall, upon request by the Shareholder, assume the defense of any claim made against the Shareholder for any act or obligation of the Series and satisfy any judgment thereon from the assets of the Series.

In addition, the Registrant currently has a trustees’ and officers’ liability policy covering certain types of errors and omissions.

ITEM 31.	BUSINESS AND OTHER CONNECTIONS OF THE INVESTMENT ADVISER

Aston Asset Management, LLC (“Aston”) is a registered investment adviser providing investment management services to the Registrant.

The information required by this Item 31 with respect to any other business, profession, vocation or employment of a substantial nature engaged in by Aston and the directors and officers of Aston during the past two years is incorporated by reference to Form ADV filed by Aston pursuant to the Investment Advisers Act of 1940 (SEC File Nos. 801-71598 and 801-66837).

ITEM 32.	PRINCIPAL UNDERWRITERS

(a)        Foreside Funds Distributors LLC (the “Distributor”) serves as principal underwriter for the following investment companies registered under the Investment Company Act of 1940, as amended:

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1.	Aston Funds
2.	E.I.I. Realty Securities Trust
3.	FundVantage Trust
4.	GuideStone Funds
5.	Kalmar Pooled Investment Trust
6.	Matthews International Funds (d/b/a Matthews Asia Funds)
7.	Metropolitan West Funds
8.	The Motley Fool Funds Trust
9.	New Alternatives Fund
10.	Old Westbury Funds, Inc.
11.	The RBB Fund, Inc.
12.	Stratton Mid Cap Value Fund, Inc.(f/k/a Stratton Multi-Cap Fund, Inc.)
13.	Stratton Real Estate Fund, Inc.
14.	The Stratton Funds, Inc.
15.	The Torray Fund
16.	Versus Capital Multi-Manager Real Estate Income Fund LLC(f/k/a Versus Global Multi-Manager Real Estate Income Fund LLC)

(b)        The following are the Officers and Managers of the Distributor, the Registrant’s underwriter. The Distributor’s main business address is 400 Berwyn Park, 899 Cassatt Road, Suite 110, Berwyn, Pennsylvania 19312.

Name	Address	Position with Underwriter	Position with Registrant

Mark A. Fairbanks	Three Canal Plaza, Suite 100, Portland, Maine 04101	President	None

Richard J. Berthy	Three Canal Plaza, Suite 100, Portland, Maine 04101	Vice President, Treasurer and Manager	None

Susan K. Moscaritolo	400 Berwyn Park, 899 Cassatt Road, Suite 110, Berwyn, Pennsylvania 19312	Vice President and Chief Compliance Officer	None

Lisa S. Clifford	Three Canal Plaza, Suite 100, Portland, Maine 04101	Vice President and Managing Director of Compliance	None

Jennifer E. Hoopes	Three Canal Plaza, Suite 100, Portland, Maine 04101	Secretary	None

Nishant Bhatnagar	Three Canal Plaza, Suite 100, Portland, Maine 04101	Assistant Secretary	None

(c)        Not applicable.

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ITEM 33.	LOCATION OF ACCOUNTS AND RECORDS

All records described in Section 31(a) of the 1940 Act and the rules promulgated thereunder, are maintained at the following locations:

Adviser

Aston Asset Management, LLC, 120 North LaSalle Street, 25th Floor, Chicago, Illinois 60602

Subadvisers

Anchor Capital Advisors LLC, One Post Office Square, Suite 3850, Boston, Massachusetts 02109

Baring International Investment Limited, 155 Bishopsgate, London EC2M 3XY, United Kingdom

Cornerstone Investment Partners, LLC, Phipps Tower, 3438 Peachtree Road NE, Suite 900, Atlanta, Georgia 30326

DoubleLine Capital LP, 333 South Grand Avenue, Suite 1800, Los Angeles, California 90071

Fairpointe Capital LLC, One North Franklin Street, Suite 3300, Chicago, Illinois 60606

Guardian Capital LP, Commerce Court West, 199 Bay Street, Suite 3100, Toronto, Ontario M5L 1E8, Canada

GW&K Investment Management, LLC, 222 Berkeley Street, 15th Floor, Boston, Massachusetts 02116

Harrison Street Securities, LLC, 71 South Wacker Drive, Suite 3575, Chicago, Illinois 60606

Herndon Capital Management, LLC, 191 Peachtree Street NE, Suite 2500, Atlanta, Georgia 30303

Lake Partners, Inc., 4 High Ridge Park, Suite 300, Stamford, Connecticut 06905

LMCG Investments, LLC, 200 Clarendon Street, 28th Floor, Boston, Massachusetts 02116

Montag & Caldwell, LLC, 3455 Peachtree Road NE, Suite 1200, Atlanta, Georgia 30326

Pictet Asset Management Limited, Moor House, 120 London Wall, London EC2Y 5ET, United Kingdom

River Road Asset Management, LLC, Meidinger Tower, Suite 1600, 462 South Fourth Street, Louisville, Kentucky 40202

Silvercrest Asset Management Group LLC, 1330 Avenue of the Americas, 38th Floor, New York, New York 10019

Taplin, Canida & Habacht, LLC, 1001 Brickell Bay Drive, Suite 2100, Miami, Florida 33131

Value Partners Hong Kong Limited, 9th Floor, Nexxus Building, 41 Connaught Road Central, Hong Kong SAR

Custodian

The Bank of New York Mellon, One Wall Street, New York, New York 10286

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Sub-Administrator and Transfer, Redemption, Dividend Disbursing and Accounting Agent

BNY Mellon Investment Servicing (US), Inc., 4400 Computer Drive, Westborough, Massachusetts 01581 and 201 Washington Street Boston, Massachusetts 02109

Distributor

Foreside Funds Distributors LLC, 400 Berwyn Park, 899 Cassatt Road, Suite 110, Berwyn, Pennsylvania 19312, and Three Canal Plaza, Suite 100, Portland, Maine 04101

ITEM 34.	MANAGEMENT SERVICES

Not Applicable.

ITEM 35.	UNDERTAKINGS

Not Applicable.

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SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this post-effective amendment to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Chicago, and State of Illinois on the 2nd day of February, 2016.

ASTON FUNDS

By:	/s/ Jeffrey T. Cerutti
Jeffrey T. Cerutti, President and Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this post-effective amendment to the Registration Statement of the Registrant has been signed below by the following persons in the following capacities and on the dates indicated.

Signature	Capacity	Date

Bruce B. Bingham** Bruce B. Bingham	Trustee

Christine C. Carsman**	Trustee
Christine C. Carsman

William E. Chapman, II*	Trustee; Independent Chairman
William E. Chapman, II

Edward J. Kaier*	Trustee
Edward J. Kaier

Kurt Keilhacker**	Trustee
Kurt Keilhacker

Steven J. Paggioli*	Trustee
Steven J. Paggioli

Richard F. Powers, III**	Trustee
Richard F. Powers, III

Eric P. Rakowski*	Trustee
Eric P. Rakowski

Victoria Sassine**	Trustee
Victoria Sassine

Thomas R. Schneeweis*	Trustee
Thomas R. Schneeweis

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Signature	Capacity	Date

/s/ Jeffrey T. Cerutti Jeffrey T. Cerutti	President and Chief Executive Officer (Principal Executive Officer)	February 2, 2016

/s/ Laura M. Curylo Laura M. Curylo	Treasurer and Chief Financial Officer (Principal Financial Officer and Principal Accounting Officer)	February 2, 2016

/s/ Laura M. Curylo	Attorney-in-Fact	February 2, 2016
Laura M. Curylo

*	Signed by Laura M. Curylo pursuant to a Power of Attorney previously filed as Exhibit (o)(1) to Post-Effective Amendment No. 111 to the Registration Statement as filed on August 6, 2010.

**	Signed by Laura M. Curylo pursuant to a Power of Attorney previously filed as Exhibit (o)(2) to Post-Effective Amendment No. 156 to the Registration Statement as filed on May 12, 2014.

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